UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Consulting Group

Capital Markets Funds

Large Capitalization Value Equity Investments

Large Capitalization Growth Investments

Small Capitalization Value Equity Investments

Small Capitalization Growth Investments

International Equity Investments

Emerging Markets Equity Investments

Government Money Investments

Core Fixed Income Investments

High Yield Investments

Municipal Bond Investments

International Fixed Income Investments

Semi-Annual Report February 28, 2006

NOT  FDIC  INSURED  •  NO  BANK  GUARANTEE  •  MAY  LOSE  VALUE

Consulting Group

Capital Markets Funds

DEAR SHAREHOLDER,

The initial six months of the fiscal year for the Consulting Group Capital Markets Funds (“Fund”) ended February 28, 2006, with the Fund’s equity portfolios generating positive returns during that period. However, the fixed income portfolios produced positive or negative returns during the same period, depending upon the portfolio’s objective. The impact of the Federal Reserve Board’s (“Fed”)i policy to increase interest rates had a more adverse impact upon fixed income markets as compared to equity markets.

The semi-annual period commenced with Hurricane Katrina’s threat to the U.S. economy. Most attention focused on the hurricane’s potential impact on the country’s energy infrastructure, particularly in the gulf coast region. The price of crude oil hit multi-year highs in early September 2005. Investor concerns centered on the combined impact of rising interest rates and energy prices, as well as the resulting uncertainty impacting the U.S. economy.

As the semi-annual period drew to a close, the fundamental economic forces were not at all what investors had forecasted. Energy prices peaked during the crisis, but did not spiral higher thereafter. While still high, the NYMEXii futures prices of West Texas Intermediate Crude Oil fell from approximately $69 to $51.75 during the ensuing period. The U.S. Gross Domestic Product (GDP)iii continued to show positive growth, but slowed in the fourth quarter of 2005 to its lowest rate since the fourth quarter of 2002. The annual inflation rate slowed to 3.6% during the fourth quarter of 2005.

With GDP growth remaining positive, together with the threat of inflation, the Fed continued its policy of increasing short-term interest rates. The Fed raised the federal funds rateiv to 4.25% on January 31, 2006. Longer-term interest rates increased during the semi-annual period, but not by as much as shorter-term interest rates. This resulted in an inverted yield curve, in which shorter-term interest rates were higher than long-term rates. At the beginning of this period, the six-month Treasury-Bill yield was 3.75%, and the 10-year Treasury Note yield was 4.01%. At the close of the period ended February 28, 2006, the six-month yield had increased to 4.75%, higher than the 10-year Treasury Note yield of 4.55%. The potential threat of rising rates and inflation affecting the U.S. economy was among the most closely observed and hotly debated issues as the semi-annual period came to a close.

Capital market returns reflected positive economic and corporate profit fundamentals, as well as the negative impact of rising interest rates upon fixed income securities. The Lehman Brothers U.S. Aggregate Indexv had a return of –0.11% for the six-month period ended February 28, 2006, while the Lehman Brothers High Yield Indexvi returned 1.94%. The U.S. equity market, as represented by the S&P 500® Indexvii, returned 5.92%. In the U.S. equity markets, small and mid capitalization stocks generally performed better than larger stocks during the period. The Russell 2000® Growth Indexviii had a return of 11.69%, the Russell 2000® Value Indexix returned 8.80%, the Russell 1000® Value Indexx returned 7.33%, and the Russell 1000® Growth Indexxi had a return of 5.10%.

Stocks in the financial sector, as well as stocks in the economically sensitive industrial and materials sectors, led the market. Results in technology-related industries were inconsistent, resulting in the technology sector lagging the overall market. Energy sector returns, which had dominated equity market returns for several years, retreated from their high levels, as the price of crude oil and natural gas fell from their respective record levels.

Diversified investors continue to benefit from portfolios having international and emerging market exposure. The MSCI EAFE® Indexxii (net of dividends) returned 15.14% during the six-month period ended February 28, 2006. Returns in the developed markets benefited from an economic upturn in Japan and parts of Europe, as well as from the flow of funds into markets that are relatively undervalued as compared to that of the U.S. The emerging markets

I

led global market equity returns for this period, with a return of 30.09%, as measured by the MSCI Emerging Markets Indexxiii. These markets benefited from a strong inflow of investor assets amid positive economic fundamentals.

The Consulting Group Capital Markets Funds

Core Fixed Income Investments returned –0.07% as compared to the Lehman Brothers U.S. Aggregate Index return of –0.11%. The portfolio’s sub-advisers are Pacific Investment Management Company (“PIMCO”), BlackRock Financial Management, Inc., and Western Asset Management Co. (“WAMCO”).

High Yield Investments returned 1.84%, just under the Lehman Brothers High Yield Index return of 1.94%. The portfolio’s sub-advisers are WAMCO and Seix Advisors, the fixed income division of Trusco Capital Management. The portfolio’s objective of maintaining a higher quality exposure than its benchmark index helped it to maintain returns consistent with its benchmark as the high yield market generally shifted away from lower quality bonds.

International Fixed Income Investments returned –3.16%, higher than the Citigroup Non-U.S. World Government Bond Index — Unhedgedxiv return of –3.66%. PIMCO is the fund’s sub-adviser. In January 2006, the portfolio switched from an unhedged to a hedged currency exposure. The new benchmark is the Citigroup Non-U.S. World Government Bond Index — Hedgedxv. This index returned 0.72% over the aforementioned period.

Municipal Bond Investments returned 0.51% versus the Lehman Brothers Municipal Bond Indexxvi return of 0.99%. During the third quarter of 2005, the Portfolio changed sub-advisers, from Smith Affiliated Capital Corporation to McDonnell Investment Management, LLC.

Government Money Investments returned 1.71% compared with 1.89% for the 90-day Treasury Bill. The sub-adviser is Standish Mellon Asset Management LLC.

Large Capitalization Growth Investments returned 5.18% versus the comparative benchmark return of 5.10% for the Russell 1000® Growth Index. The fund’s sub-advisers are Westfield Capital Management Company, LLC (“Westfield”), TCW Investment Management Company, and Sands Capital Management, LLC. As of February 28, 2006, the portfolio maintained an overweighted allocation to the energy, consumer discretionary and health care sectors.

Large Capitalization Value Equity Investments returned 7.02% as compared to the Russell 1000® Value Index return of 7.33%. Chartwell Investment Partners was terminated as a sub-adviser during the third quarter of 2005. Assets formerly managed by Chartwell were distributed among the remaining sub-advisers, Cambiar Investors, LLC, AllianceBernstein L.P., and NFJ Investment Group.

Small Capitalization Growth Investments returned 13.90%, beating the 11.69% return of its benchmark, the Russell 2000® Growth Index. The portfolio’s sub-advisers are Wall Street Associates and Westfield.

Small Capitalization Value Equity Investments returned 8.11%, trailing the 8.80% return of its benchmark, the Russell 2000® Value Index. The portfolio’s sub-advisers are NFJ Investment Group, Delaware Management Company, and Rutabaga Capital Management LLC.

International Equity Investments returned 16.35%, greater than the 15.14% return of its benchmark, the MSCI EAFE® Index (net of dividends). The portfolio’s sub-advisers are Philadelphia International Advisors LP, Brandywine Asset Management, Inc., and William Blair & Company, LLC.

Emerging Markets Equity Investments returned 28.40%. Its benchmark, the MSCI Emerging Markets Index returned 30.09% during the period. The portfolio’s sub-advisers are Newgate LLP and SSgA Funds Management, Inc.

Special Shareholder Notice

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”) (the “Transaction”). The Transaction included the sale of Smith Barney Fund Management LLC (“SBFM”), the Fund’s former manager. As a

II

result, SBFM, previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Although the Fund was not part of the Transaction, completion of the sale caused the Fund’s then existing investment management contract to terminate. The Board of Trustees previously approved a new investment management contract between the Fund and the Consulting Group, a division of Citigroup Investment Advisory Services Inc., which became effective on December 1, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s former manager, SBFM, and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that SBFM and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its former manager and affiliates with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

We thank you for your continued support of the Consulting Group Capital Markets Funds. For additional information regarding the portfolios and the asset allocation advice that guides portfolio selection, we urge you to discuss these issues with your financial adviser.

Sincerely,

R. Jay Gerken, CFA Chairman and Chief Executive Officer

April 19, 2006

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarney.com.

The portfolios are only available to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

III

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain of the portfolios may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the portfolios may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

[i]	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
ii	The New York Mercantile Exchange is the world’s largest physical commodity futures exchange. The exchange handles energy products, metals and other commodities.
iii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[v]	The Lehman Brothers U.S. Aggregate Index is composed of the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Lehman Brothers U.S. Aggregate Index is a trademark of Lehman Brothers.
vi	The Lehman Brothers High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible and have at least one year remaining to maturity as well as an outstanding par value of $100 million.
vii	The S&P 500® Index is a market capitalization-weighted index of 500 widely-held common stocks. S&P 500® is a registered trademark of the McGraw-Hill Companies, Inc.
viii	The Russell 2000® Growth Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 2000® Index is a registered trademark of the Frank Russell Company.
ix	The Russell 2000® Value Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with less-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
[x]	The Russell 1000® Value Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater-than-average value orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 1000® Index is a registered trademark of the Frank Russell Company.
xi	The Russell 1000® Growth Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
xii	The MSCI EAFE® Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International Inc.
xiii	The MSCI Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation.
xiv	The Citigroup Non-U.S. World Government Bond Index-Unhedged is a market capitalization weighted index that is designed to represent the unhedged performance of the government bond markets in thirteen developed countries, excluding the U.S.
xv	The Citigroup Non-U.S. World Government Bond Index-Hedged is a market capitalization weighted index that is designed to represent the hedged performance of the government bond markets in thirteen developed countries, excluding the U.S.
xvi	The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons.

IV

Performance of the Consulting Group Capital Markets Funds For the Six Months Ended February 28, 2006†* (unaudited)

Large Capitalization Value Equity Investments	7.02%
Russell 1000® Value Index (1)	7.33

Large Capitalization Growth Investments	5.18
Russell 1000® Growth Index (2)	5.10

Small Capitalization Value Equity Investments	8.11
Russell 2000® Value Index (3)	8.80

Small Capitalization Growth Investments	13.90
Russell 2000® Growth Index (4)	11.69

International Equity Investments	16.35
MSCI EAFE® Index (5)	15.14

Emerging Markets Equity Investments	28.40
MSCI Emerging Markets Index (6)	30.09

Government Money Investments	1.71
90-day Treasury Bill	1.89

Core Fixed Income Investments	(0.07)
Lehman Brothers U.S. Aggregate Index (7)	(0.11)
Lehman Brothers Intermediate Government/Credit Bond Index (8)	(0.28)

High Yield Investments	1.84
Lehman Brothers High Yield Index (9)	1.94

Municipal Bond Investments	0.51
Lehman Brothers Municipal Bond Index (10)	0.99

International Fixed Income Investments	(3.16)
Citigroup Non-U.S. World Government Bond Index — Unhedged (11)	(3.66)
Citigroup Non-U.S. World Government Bond Index — Hedged (11)	0.72

See pages VI and VII for all footnotes.

V

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, where redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarney.com.

*	The Funds are available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

1	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

2	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5	The MSCI EAFE® Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6	The MSCI Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

7

The Lehman Brothers U.S. Aggregate Index is composed of the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues,

VI

agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8	The Lehman Brothers Intermediate Government/Credit Bond Index is a weighted composite of: (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years; and (ii) Lehman Brothers Credit Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9	The Lehman Brothers High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

10	The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

11	The Citigroup Non-U.S. World Government Bond Index is an index subset of the Citigroup World Government Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

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Fund Expenses

(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) advisory program annual fees, which in the case of TRAK® may be up to 1.50%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2005 and held for the six months ended February 28, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without TRAK® Fee(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Large Capitalization Value Equity Investments	7.02%	$1,000.00	$1,070.20	0.79%	$4.06
Large Capitalization Growth Investments	5.18	1,000.00	1,051.80	0.79	4.02
Small Capitalization Value Equity Investments	8.11	1,000.00	1,081.10	1.18	6.09
Small Capitalization Growth Investments	13.90	1,000.00	1,139.00	1.16	6.15
International Equity Investments	16.35	1,000.00	1,163.50	0.88	4.72
Emerging Markets Equity Investments	28.40	1,000.00	1,284.00	1.33	7.53
Government Money Investments	1.71	1,000.00	1,017.10	0.59	2.95
Core Fixed Income Investments	(0.07)	1,000.00	999.30	0.66	3.27
High Yield Investments	1.84	1,000.00	1,018.40	0.90	4.50
Municipal Bond Investments	0.51	1,000.00	1,005.10	0.73	3.63
International Fixed Income Investments	(3.16)	1,000.00	968.40	0.91	4.44

(1)	For the six months ended February 28, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which in the case of TRAK® may be up to 1.50%. Total return is not annualized as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Large Capitalization Value Equity Investments	5.00%	$1,000.00	$1,020.88	0.79%	$3.96
Large Capitalization Growth Investments	5.00	1,000.00	1,020.88	0.79	3.96
Small Capitalization Value Equity Investments	5.00	1,000.00	1,018.94	1.18	5.91
Small Capitalization Growth Investments	5.00	1,000.00	1,019.04	1.16	5.81
International Equity Investments	5.00	1,000.00	1,020.43	0.88	4.41
Emerging Markets Equity Investments	5.00	1,000.00	1,018.20	1.33	6.66
Government Money Investments	5.00	1,000.00	1,021.87	0.59	2.96
Core Fixed Income Investments	5.00	1,000.00	1,021.52	0.66	3.31
High Yield Investments	5.00	1,000.00	1,020.33	0.90	4.51
Municipal Bond Investments	5.00	1,000.00	1,021.17	0.73	3.66
International Fixed Income Investments	5.00	1,000.00	1,020.28	0.91	4.56

(1)	For the six months ended February 28, 2006.
(2)	Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments

February 28, 2006 (unaudited)

Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 96.4%
CONSUMER DISCRETIONARY — 14.3%

Auto Components — 0.5%
48,800	BorgWarner Inc.	$2,721,576
102,700	Lear Corp.	2,142,322
34,700	Magna International Inc., Class A Shares	2,582,374

	Total Auto Components	7,446,272

Automobiles — 0.2%
27,800	Toyota Motor Corp., Sponsored ADR	2,970,986

Hotels, Restaurants & Leisure — 1.1%
158,000	Carnival Corp.	8,160,700
207,400	McDonald’s Corp.	7,240,334

	Total Hotels, Restaurants & Leisure	15,401,034

Household Durables — 1.8%
186,700	Stanley Works	9,361,138
196,700	Whirlpool Corp.	17,661,693

	Total Household Durables	27,022,831

Leisure Equipment & Products — 0.7%
627,800	Mattel Inc.	10,578,430

Media — 4.1%
33,445	CBS Corp.	818,064
300,100	Comcast Corp., Special Class A Shares*	8,027,675
1,233,000	DIRECTV Group Inc.*	19,432,080
270,800	Interpublic Group of Cos. Inc.*	2,805,488
512,000	News Corp., Class A Shares	8,335,360
364,500	Time Warner Inc.	6,309,495
261,000	WPP Group PLC, Sponsored ADR	15,135,390

	Total Media	60,863,552

Multiline Retail — 1.1%
308,200	Target Corp.	16,766,080

Specialty Retail — 3.3%
400,000	Home Depot Inc.	16,860,000
931,500	Limited Brands Inc.	22,048,605
272,200	Office Depot Inc.*	9,712,096

	Total Specialty Retail	48,620,701

Textiles, Apparel & Luxury Goods — 1.5%
433,600	Jones Apparel Group Inc.	12,539,712
164,600	V.F. Corp.	9,020,080

	Total Textiles, Apparel & Luxury Goods	21,559,792

	TOTAL CONSUMER DISCRETIONARY	211,229,678

CONSUMER STAPLES — 9.5%

Beverages — 1.1%
242,000	Anheuser-Busch Cos. Inc.	10,052,680
150,700	Coca-Cola Co.	6,324,879

	Total Beverages	16,377,559

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Food & Staples Retailing — 1.6%
410,000	CVS Corp.	$11,615,300
309,400	Kroger Co.*	6,200,376
220,500	Safeway Inc.	5,360,355

	Total Food & Staples Retailing	23,176,031

Food Products — 2.1%
924,000	ConAgra Foods Inc.	19,431,720
746,000	Tyson Foods Inc., Class A Shares	10,093,380
31,500	Unilever NV	2,192,085

	Total Food Products	31,717,185

Household Products — 1.6%
104,700	Clorox Co.	6,381,465
179,400	Kimberly-Clark Corp.	10,616,892
105,900	Procter & Gamble Co.	6,346,587

	Total Household Products	23,344,944

Tobacco — 3.1%
481,200	Altria Group Inc.	34,598,280
101,000	Reynolds American Inc.	10,721,150

	Total Tobacco	45,319,430

	TOTAL CONSUMER STAPLES	139,935,149

ENERGY — 12.3%

Energy Equipment & Services — 2.9%
310,000	BJ Services Co.	9,706,100
363,600	GlobalSantaFe Corp.	20,121,624
146,000	Halliburton Co.	9,928,000
34,900	Noble Corp.	2,579,459

	Total Energy Equipment & Services	42,335,183

Oil, Gas & Consumable Fuels — 9.4%
88,900	Anadarko Petroleum Corp.	8,815,324
105,500	BP PLC, Sponsored ADR	7,007,310
676,400	Chevron Corp.	38,203,072
222,100	ConocoPhillips	13,539,216
294,100	Exxon Mobil Corp.	17,460,717
285,100	Marathon Oil Corp.	20,128,060
129,900	Occidental Petroleum Corp.	11,891,046
99,700	PetroChina Co., Ltd., Sponsored ADR	9,693,831
145,200	Petroleo Brasileiro SA, ADR	12,710,808

	Total Oil, Gas & Consumable Fuels	139,449,384

	TOTAL ENERGY	181,784,567

FINANCIALS — 25.2%

Capital Markets — 2.4%
21,100	Goldman Sachs Group Inc.	2,981,219
27,500	Lehman Brothers Holdings Inc.	4,013,625
102,800	Merrill Lynch & Co. Inc.	7,937,188
353,460	Morgan Stanley	21,087,424

	Total Capital Markets	36,019,456

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Commercial Banks — 8.0%
884,000	Bank of America Corp.	$40,531,400
482,100	KeyCorp	17,967,867
133,000	National City Corp.	4,628,400
554,800	Regions Financial Corp.	19,295,944
92,045	SunTrust Banks Inc.	6,661,297
456,000	U.S. Bancorp	14,094,960
249,250	Wachovia Corp.	13,975,447

	Total Commercial Banks	117,155,315

Diversified Financial Services — 1.9%
308,000	ING Groep NV, Sponsored ADR	11,577,720
381,700	JPMorgan Chase & Co.	15,703,138

	Total Diversified Financial Services	27,280,858

Insurance — 8.4%
140,000	ACE Ltd.	7,802,200
282,000	Allstate Corp.	15,447,960
129,100	American International Group Inc.	8,567,076
400,000	Assured Guaranty Ltd.	10,560,000
500,000	Conseco Inc.*	12,420,000
97,500	Genworth Financial Inc., Class A Shares	3,102,450
55,600	Hartford Financial Services Group Inc.	4,580,328
164,100	Jefferson-Pilot Corp.	9,887,025
182,900	Lincoln National Corp.	10,383,233
237,000	MBIA Inc.	13,921,380
143,000	MetLife Inc.	7,167,160
43,600	RenaissanceRe Holdings Ltd.	1,942,380
258,600	St. Paul Travelers Cos. Inc.	11,114,628
106,100	XL Capital Ltd., Class A Shares	7,167,055

	Total Insurance	124,062,875

Real Estate — 0.6%
264,700	Duke Realty Corp.	9,290,970

Thrifts & Mortgage Finance — 3.9%
221,900	Fannie Mae	12,133,492
232,800	Freddie Mac	15,688,392
705,200	Washington Mutual Inc.	30,112,040

	Total Thrifts & Mortgage Finance	57,933,924

	TOTAL FINANCIALS	371,743,398

HEALTH CARE — 10.2%

Health Care Equipment & Supplies — 0.8%
475,000	Boston Scientific Corp.*	11,599,500

Health Care Providers & Services — 2.2%
104,000	CIGNA Corp.	12,766,000
358,000	HCA Inc.	17,148,200
45,900	Medco Health Solutions Inc.*	2,557,548

	Total Health Care Providers & Services	32,471,748

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Pharmaceuticals — 7.2%
79,700	Eli Lilly & Co.	$4,432,914
169,600	GlaxoSmithKline PLC, Sponsored ADR	8,619,072
806,600	Merck & Co. Inc.	28,118,076
1,279,400	Pfizer Inc.	33,507,486
312,000	Sanofi-Aventis, Sponsored ADR	13,300,560
370,000	Wyeth	18,426,000

	Total Pharmaceuticals	106,404,108

	TOTAL HEALTH CARE	150,475,356

INDUSTRIALS — 6.2%

Aerospace & Defense — 0.7%
81,000	Boeing Co.	5,887,890
57,000	Northrop Grumman Corp.	3,653,700

	Total Aerospace & Defense	9,541,590

Building Products — 0.6%
297,900	Masco Corp.	9,291,501

Commercial Services & Supplies — 1.2%
717,000	Cendant Corp.	11,916,540
150,400	Deluxe Corp.	3,725,408
69,000	R.R. Donnelley & Sons Co.	2,322,540

	Total Commercial Services & Supplies	17,964,488

Electrical Equipment — 0.2%
57,900	Hubbell Inc., Class B Shares	2,690,613

Industrial Conglomerates — 1.2%
401,900	General Electric Co.	13,210,453
52,100	Textron Inc.	4,590,531

	Total Industrial Conglomerates	17,800,984

Machinery — 1.9%
233,200	Eaton Corp.	16,247,044
129,000	Illinois Tool Works Inc.	11,073,360

	Total Machinery	27,320,404

Road & Rail — 0.4%
110,600	CSX Corp.	6,125,028

	TOTAL INDUSTRIALS	90,734,608

INFORMATION TECHNOLOGY — 9.5%

Communications Equipment — 1.3%
84,900	ADC Telecommunications Inc.*	2,149,668
1,050,000	Alcatel SA, Sponsored ADR*	14,175,000
197,900	Tellabs Inc.*	2,907,151

	Total Communications Equipment	19,231,819

Computers & Peripherals — 2.0%
210,000	Diebold Inc.	8,400,000
317,200	Hewlett-Packard Co.	10,407,332
372,500	Seagate Technology*	9,897,325

	Total Computers & Peripherals	28,704,657

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Electronic Equipment & Instruments — 1.0%
518,222	Flextronics International Ltd.*	$5,591,615
182,520	Sanmina-SCI Corp.*	704,527
1,397,977	Solectron Corp.*	5,046,697
98,150	Tech Data Corp.*	4,076,170

	Total Electronic Equipment & Instruments	15,419,009

IT Services — 1.9%
192,500	Electronic Data Systems Corp.	5,139,750
500,000	First Data Corp.	22,565,000

	Total IT Services	27,704,750

Semiconductors & Semiconductor Equipment — 0.4%
248,400	Intel Corp.	5,117,040

Software — 2.9%
585,000	Cadence Design Systems Inc.*	10,383,750
1,225,300	Microsoft Corp.	32,960,570

	Total Software	43,344,320

	TOTAL INFORMATION TECHNOLOGY	139,521,595

MATERIALS — 2.1%

Chemicals — 1.1%
205,500	Dow Chemical Co.	8,842,665
328,300	Lyondell Chemical Co.	6,868,036

	Total Chemicals	15,710,701

Containers & Packaging — 0.3%
98,400	Owens-Illinois, Inc.*	1,844,016
196,800	Smurfit-Stone Container Corp.*	2,582,016

	Total Containers & Packaging	4,426,032

Metals & Mining — 0.7%
217,900	Freeport-McMoRan Copper & Gold Inc., Class B Shares	11,032,277

	TOTAL MATERIALS	31,169,010

TELECOMMUNICATION SERVICES — 2.9%

Diversified Telecommunication Services — 1.6%
488,334	AT&T Inc.	13,473,135
296,400	Verizon Communications Inc.	9,988,680

	Total Diversified Telecommunication Services	23,461,815

Wireless Telecommunication Services — 1.3%
139,400	ALLTEL Corp.	8,803,110
117,900	Crown Castle International Corp.*	3,696,165
271,500	Sprint Nextel Corp.	6,524,145

	Total Wireless Telecommunication Services	19,023,420

	TOTAL TELECOMMUNICATION SERVICES	42,485,235

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
UTILITIES — 4.2%

Electric Utilities — 1.9%
207,263	American Electric Power Co. Inc.	$7,565,100
157,020	Entergy Corp.	11,385,520
216,400	Progress Energy Inc.	9,603,832

	Total Electric Utilities	28,554,452

Multi-Utilities — 2.3%
224,900	DTE Energy Co.	9,738,170
211,800	KeySpan Corp.	8,630,850
196,500	Sempra Energy	9,400,560
148,000	Wisconsin Energy Corp.	6,048,760

	Total Multi-Utilities	33,818,340

	TOTAL UTILITIES	62,372,792

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $1,226,538,010)	1,421,451,388

Face Amount
SHORT-TERM INVESTMENT — 3.9%
REPURCHASE AGREEMENT — 3.9%
$57,067,000	State Street Bank & Trust Co. dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity — $57,073,499; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $58,222,425) (Cost — $57,067,000)	57,067,000

	TOTAL INVESTMENTS — 100.3% (Cost — $1,283,605,010#)	1,478,518,388
	Liabilities in Excess of Other Assets — (0.3)%	(4,784,244)

	TOTAL NET ASSETS — 100.0%	$1,473,734,144

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 97.9%
CONSUMER DISCRETIONARY — 20.1%

Auto Components — 0.9%
186,200	Johnson Controls Inc.	$13,270,474

Diversified Consumer Services — 1.6%
511,635	Apollo Group Inc., Class A Shares*	25,264,536

Hotels, Restaurants & Leisure — 5.6%
270,000	Carnival Corp.	13,945,500
733,400	Hilton Hotels Corp.	17,748,280
1,550,100	Starbucks Corp.*	56,299,632

	Total Hotels, Restaurants & Leisure	87,993,412

Household Durables — 0.8%
517,000	Newell Rubbermaid Inc.	12,857,790

Internet & Catalog Retail — 5.7%
655,400	Amazon.com Inc.*	24,570,946
1,640,316	eBay Inc.*	65,711,059

	Total Internet & Catalog Retail	90,282,005

Media — 2.1%
71,090	Getty Images Inc.*	5,760,423
128,300	Pixar*	8,185,540
527,300	Walt Disney Co.	14,759,127
201,605	XM Satellite Radio Holdings Inc., Class A Shares*	4,453,454

	Total Media	33,158,544

Multiline Retail — 0.7%
218,700	Kohl’s Corp.*	10,521,657

Specialty Retail — 2.7%
288,550	Bed Bath & Beyond Inc.*	10,399,342
334,630	Lowe’s Cos. Inc.	22,815,074
245,360	Williams-Sonoma Inc.*	9,934,626

	Total Specialty Retail	43,149,042

	TOTAL CONSUMER DISCRETIONARY	316,497,460

CONSUMER STAPLES — 2.5%

Food & Staples Retailing — 2.5%
867,293	Walgreen Co.	38,906,764

ENERGY — 5.4%

Oil, Gas & Consumable Fuels — 5.4%
177,180	Apache Corp.	11,856,886
330,700	ConocoPhillips	20,159,472
185,600	CONSOL Energy Inc.	11,882,112
160,300	Occidental Petroleum Corp.	14,673,862
534,800	Peabody Energy Corp.	25,814,796

	TOTAL ENERGY	84,387,128

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
FINANCIALS — 10.0%

Capital Markets — 1.6%
533,600	Charles Schwab Corp.	$8,649,656
205,600	Merrill Lynch & Co. Inc.	15,874,376

	Total Capital Markets	24,524,032

Commercial Banks — 0.7%
347,660	Commerce Bancorp Inc.	11,531,882

Consumer Finance — 1.7%
222,596	American Express Co.	11,993,472
153,600	Capital One Financial Corp.	13,455,360
31,500	SLM Corp.	1,776,915

	Total Consumer Finance	27,225,747

Diversified Financial Services — 2.7%
52,100	Chicago Mercantile Exchange	22,173,760
298,700	Moody’s Corp.	20,012,900

	Total Diversified Financial Services	42,186,660

Insurance — 2.6%
76,290	AFLAC Inc.	3,528,413
92,100	American International Group Inc.	6,111,756
287,130	Progressive Corp.	30,852,118

	Total Insurance	40,492,287

Thrifts & Mortgage Finance — 0.7%
333,285	Countrywide Financial Corp.	11,491,667

	TOTAL FINANCIALS	157,452,275

HEALTH CARE — 25.7%

Biotechnology — 11.3%
360,925	Amgen Inc.*	27,246,228
381,420	Biogen Idec Inc.*	18,022,095
850,000	Celgene Corp.*	32,300,000
679,700	Genentech Inc.*	58,243,493
374,090	Genzyme Corp.*	25,939,401
251,950	Gilead Sciences Inc.*	15,688,926

	Total Biotechnology	177,440,143

Health Care Equipment & Supplies — 6.2%
197,600	Fisher Scientific International Inc.*	13,468,416
67,500	Intuitive Surgical Inc.*	6,088,500
623,414	Medtronic Inc.	33,633,185
269,000	Stryker Corp.	12,433,180
395,800	Varian Medical Systems Inc.*	22,908,904
131,250	Zimmer Holdings Inc.*	9,079,875

	Total Health Care Equipment & Supplies	97,612,060

Health Care Providers & Services — 3.5%
221,080	Aetna Inc.	11,275,080
391,700	Omnicare Inc.	23,834,945
186,640	Patterson Cos. Inc.*	6,726,506
181,900	WellPoint Inc.*	13,968,101

	Total Health Care Providers & Services	55,804,632

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Pharmaceuticals — 4.7%
189,900	Allergan Inc.	$20,558,574
209,400	American Pharmaceutical Partners Inc.*	6,332,256
885,600	Elan Corp. PLC, Sponsored ADR*	11,247,120
500,000	Schering-Plough Corp.	9,250,000
636,100	Teva Pharmaceutical Industries Ltd., Sponsored ADR	26,709,839

	Total Pharmaceuticals	74,097,789

	TOTAL HEALTH CARE	404,954,624

INDUSTRIALS — 6.7%

Air Freight & Logistics — 1.2%
85,065	Expeditors International of Washington Inc.	6,617,206
158,300	United Parcel Service Inc., Class B Shares	11,826,593

	Total Air Freight & Logistics	18,443,799

Building Products — 0.9%
359,100	American Standard Cos. Inc.	14,213,178

Commercial Services & Supplies — 0.4%
154,500	Iron Mountain Inc.*	6,751,650

Industrial Conglomerates — 1.5%
700,840	General Electric Co.	23,036,611

Machinery — 1.7%
230,400	Caterpillar Inc.	16,837,632
199,000	ITT Industries Inc.	10,447,500

	Total Machinery	27,285,132

Road & Rail — 1.0%
322,900	Norfolk Southern Corp.	16,526,022

	TOTAL INDUSTRIALS	106,256,392

INFORMATION TECHNOLOGY — 25.0%

Communications Equipment — 5.7%
1,289,400	Avaya Inc.*	14,338,128
308,300	Cisco Systems Inc.*	6,239,992
412,700	Corning Inc.*	10,074,007
728,300	Nokia Oyj, Sponsored ADR	13,531,814
953,610	QUALCOMM Inc.	45,019,928

	Total Communications Equipment	89,203,869

Computers & Peripherals — 3.3%
710,264	Dell Inc.*	20,597,656
148,000	International Business Machines Corp.	11,875,520
610,340	Network Appliance Inc.*	20,238,875

	Total Computers & Peripherals	52,712,051

Internet Software & Services — 6.6%
156,550	Google Inc., Class A Shares*	56,768,161
1,478,700	Yahoo! Inc.*	47,407,122

	Total Internet Software & Services	104,175,283

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

IT Services — 0.3%
65,100	Infosys Technologies Ltd., Sponsored ADR	$4,609,080

Semiconductors & Semiconductor Equipment — 3.5%
373,800	Advanced Micro Devices Inc.*	14,454,846
703,700	Applied Materials Inc.	12,905,858
593,600	Maxim Integrated Products Inc.	23,203,824
148,590	Xilinx Inc.	4,053,535

	Total Semiconductors & Semiconductor Equipment	54,618,063

Software — 5.6%
278,035	Adobe Systems Inc.	10,737,712
224,700	Electronic Arts Inc.*	11,677,659
686,610	Microsoft Corp.	18,469,809
1,078,000	Oracle Corp.*	13,388,760
499,800	Red Hat Inc.*	13,429,626
259,290	Salesforce.com Inc.*	9,036,256
219,100	SAP AG, Sponsored ADR	11,196,010

	Total Software	87,935,832

	TOTAL INFORMATION TECHNOLOGY	393,254,178

MATERIALS — 2.5%

Chemicals — 1.7%
386,350	Ecolab Inc.	13,982,007
254,900	Praxair Inc.	13,759,502

	Total Chemicals	27,741,509

Metals & Mining — 0.8%
89,600	Phelps Dodge Corp.	12,364,800

	TOTAL MATERIALS	40,106,309

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $1,165,740,643)	1,541,815,130

Face Amount
SHORT-TERM INVESTMENT — 1.9%
REPURCHASE AGREEMENT — 1.9%
$30,396,000	State Street Bank & Trust Co. dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity — $30,399,462; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $31,014,150) (Cost — $30,396,000)	30,396,000

	TOTAL INVESTMENTS — 99.8% (Cost — $1,196,136,643#)	1,572,211,130
	Other Assets in Excess of Liabilities — 0.2%	2,766,618

	TOTAL NET ASSETS — 100.0%	$1,574,977,748

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 94.9%
CONSUMER DISCRETIONARY — 14.5%

Auto Components — 1.4%
74,800	ArvinMeritor Inc.	$1,252,152
679,958	Hayes Lemmerz International Inc.*	2,128,269
56,288	Modine Manufacturing Co.	1,578,878

	Total Auto Components	4,959,299

Automobiles — 1.4%
324,800	Fleetwood Enterprises Inc.*	3,670,240
30,200	Thor Industries Inc.	1,425,440

	Total Automobiles	5,095,680

Diversified Consumer Services — 0.5%
65,200	Alderwoods Group Inc.*	1,113,616
80,300	Service Corporation International	638,385

	Total Diversified Consumer Services	1,752,001

Hotels, Restaurants & Leisure — 2.2%
23,900	Applebee’s International Inc.	553,046
23,600	CBRL Group Inc.	1,048,548
24,600	CEC Entertainment Inc.*	800,976
84,800	CKE Restaurants Inc.	1,442,448
44,300	Intrawest Corp.	1,410,512
82,900	Vail Resorts Inc.*	2,739,016

	Total Hotels, Restaurants & Leisure	7,994,546

Household Durables — 0.8%
47,600	American Greetings Corp., Class A Shares	998,648
23,200	Furniture Brands International Inc.	573,504
11,200	KB HOME	750,736
24,800	WCI Communities Inc.*	625,952

	Total Household Durables	2,948,840

Internet & Catalog Retail — 0.2%
37,900	Insight Enterprises Inc.*	815,987

Leisure Equipment & Products — 1.1%
118,598	Arctic Cat Inc.	2,846,352
152,600	Sturm Ruger & Co. Inc.	1,098,720

	Total Leisure Equipment & Products	3,945,072

Media — 0.3%
23,100	Belo Corp., Class A Shares	490,644
12,500	Meredith Corp.	688,625

	Total Media	1,179,269

Multiline Retail — 0.3%
36,900	Dollar Tree Stores Inc.*	1,011,798

Specialty Retail — 3.2%
36,800	AnnTaylor Stores Corp.*	1,335,840
35,600	Borders Group Inc.	859,028
113,550	Cato Corp., Class A Shares	2,369,788

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Specialty Retail — 3.2% (continued)
275,100	Charlotte Russe Holding Inc.*	$5,006,820
14,600	Lenox Group Inc.*	195,056
22,650	Stage Stores Inc.	660,474
43,600	Zale Corp.*	1,135,780

	Total Specialty Retail	11,562,786

Textiles, Apparel & Luxury Goods — 3.1%
29,800	Brown Shoe Co. Inc.	1,421,460
25,200	K-Swiss Inc., Class A Shares	735,336
77,300	Kellwood Co.	1,989,702
19,500	Kenneth Cole Productions Inc., Class A Shares	536,445
75,200	Russell Corp.	1,073,856
207,100	Skechers USA Inc., Class A Shares*	4,390,520
38,500	Wolverine World Wide Inc.	849,310

	Total Textiles, Apparel & Luxury Goods	10,996,629

	TOTAL CONSUMER DISCRETIONARY	52,261,907

CONSUMER STAPLES — 5.0%

Beverages — 0.3%
36,800	Constellation Brands Inc., Class A Shares*	969,312

Food & Staples Retailing — 1.3%
57,800	Ruddick Corp.	1,397,604
108,500	Smart & Final Inc.*	1,638,350
32,600	Weis Markets Inc.	1,455,916

	Total Food & Staples Retailing	4,491,870

Food Products — 2.6%
12,100	Bunge Ltd.	685,949
74,100	Chiquita Brands International Inc.	1,276,002
52,000	Corn Products International Inc.	1,401,920
91,400	Del Monte Foods Co.	994,432
66,900	Fresh Del Monte Produce Inc.	1,347,366
33,600	Lancaster Colony Corp.	1,348,704
57,700	Pilgrim’s Pride Corp.	1,330,562
46,800	Sanderson Farms Inc.	1,091,376

	Total Food Products	9,476,311

Household Products — 0.4%
50,100	WD-40 Co.	1,529,553

Tobacco — 0.4%
32,500	Universal Corp.	1,321,775

	TOTAL CONSUMER STAPLES	17,788,821

ENERGY — 9.9%

Energy Equipment & Services — 2.9%
127,800	Grey Wolf Inc.*	886,932
628,100	Input/Output Inc.*	4,748,436
112,300	Newpark Resources Inc.*	837,758
29,000	Tidewater Inc.	1,515,250
17,900	Todco, Class A Shares	600,008
44,200	W-H Energy Services Inc.*	1,745,900

	Total Energy Equipment & Services	10,334,284

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Oil, Gas & Consumable Fuels — 7.0%
41,000	Alpha Natural Resources Inc.*	$876,170
13,200	Arch Coal Inc.	965,052
20,000	Berry Petroleum Co., Class A Shares	1,351,000
32,750	Cabot Oil & Gas Corp.	1,482,265
42,600	Energy Partners Ltd.*	979,374
39,600	Frontline Ltd.	1,525,392
39,600	General Maritime Corp.	1,450,548
24,300	Holly Corp.	1,450,710
38,800	Massey Energy Co.	1,443,360
17,700	Newfield Exploration Co.*	684,105
25,700	Penn Virginia Corp.	1,589,545
56,600	Range Resources Corp.	1,354,438
39,700	St Mary Land & Exploration Co.	1,524,083
36,900	Teekay Shipping Corp.	1,435,410
10,800	Tesoro Corp.	652,428
44,800	W&T Offshore Inc.	1,743,168
34,700	Western Gas Resources Inc.	1,641,657
86,800	Western Refining Inc.*	1,409,632
31,500	Whiting Petroleum Corp.*	1,278,900
10,600	World Fuel Services Corp.	321,180

	Total Oil, Gas & Consumable Fuels	25,158,417

	TOTAL ENERGY	35,492,701

FINANCIALS — 15.8%

Commercial Banks — 6.2%
44,600	AMCORE Financial Inc.	1,333,986
58,100	BancorpSouth Inc.	1,395,562
26,600	Bank of Hawaii Corp.	1,420,440
36,600	Boston Private Financial Holdings Inc.	1,120,326
80,500	Colonial BancGroup Inc.	2,021,355
39,600	First Republic Bank	1,437,084
36,800	Greater Bay Bancorp	989,920
13,700	Independent Bank Corp., (Massachusetts)	415,110
22,100	NBT Bancorp Inc.	505,648
62,799	Old National Bancorp	1,334,479
322,300	Oriental Financial Group Inc.	4,595,998
73,299	Provident Bankshares Corp.	2,665,884
68,200	Republic Bancorp Inc.	827,266
33,250	Sterling Financial Corp. of Spokane	962,255
59,800	Susquehanna Bancshares Inc.	1,441,778

	Total Commercial Banks	22,467,091

Consumer Finance — 0.4%
110,500	Advance America Cash Advance Centers Inc.	1,537,055

Insurance — 3.6%
45,400	AmerUs Group Co.	2,735,350
26,800	Delphi Financial Group, Class A Shares	1,395,744
21,700	Harleysville Group Inc.	571,361
64,700	Infinity Property & Casualty Corp.	2,566,002
20,600	LandAmerica Financial Group Inc.	1,374,020
28,900	Platinum Underwriters Holdings Ltd.	884,918
56,500	Scottish Re Group Ltd.	1,412,500
32,100	W.R. Berkley Corp.	1,858,269

	Total Insurance	12,798,164

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Real Estate — 4.3%
51,500	Ashford Hospitality Trust Inc.	$643,235
36,764	Brandywine Realty Trust	1,079,759
21,000	Camden Property Trust	1,382,850
32,300	CBL & Associates Properties Inc.	1,375,980
28,400	Education Realty Trust Inc.	383,400
65,300	Equity One Inc.	1,469,250
34,500	First Industrial Realty Trust Inc.	1,331,010
40,300	Healthcare Realty Trust Inc.	1,503,593
62,200	Highland Hospitality Corp.	766,304
129,800	HRPT Properties Trust	1,391,456
66,900	Nationwide Health Properties Inc.	1,506,588
57,300	New Plan Excel Realty Trust Inc.	1,435,365
28,900	Reckson Associates Realty Corp.	1,182,010

	Total Real Estate	15,450,800

Thrifts & Mortgage Finance — 1.3%
41,000	BankUnited Financial Corp., Class A Shares	1,145,540
22,600	MAF Bancorp Inc.	968,636
24,100	Triad Guaranty Inc.*	1,093,899
60,150	Washington Federal Inc.	1,423,149

	Total Thrifts & Mortgage Finance	4,631,224

	TOTAL FINANCIALS	56,884,334

HEALTH CARE — 6.0%

Health Care Equipment & Supplies — 3.4%
67,800	Arrow International Inc.	2,097,732
1,300	Bio-Rad Laboratories Inc., Class A*	74,503
41,300	Diagnostic Products Corp.	1,905,995
42,200	Invacare Corp.	1,321,282
190,400	Viasys Healthcare Inc.*	5,555,872
43,700	West Pharmaceutical Services Inc.	1,411,073

	Total Health Care Equipment & Supplies	12,366,457

Health Care Providers & Services — 2.3%
124,300	AMN Healthcare Services Inc.*	2,577,982
80,700	Owens & Minor Inc.	2,573,523
12,700	Pediatrix Medical Group Inc.*	1,198,626
24,700	PRA International*	650,845
22,600	Universal Health Services Inc., Class B Shares	1,135,198

	Total Health Care Providers & Services	8,136,174

Pharmaceuticals — 0.3%
32,500	Andrx Corp.*	637,000
20,340	Par Pharmaceutical Cos. Inc.*	604,912

	Total Pharmaceuticals	1,241,912

	TOTAL HEALTH CARE	21,744,543

INDUSTRIALS — 17.0%

Aerospace & Defense — 0.5%
16,100	Cubic Corp.	348,082
22,900	Curtiss-Wright Corp.	1,416,136

	Total Aerospace & Defense	1,764,218

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Airlines — 0.6%
67,600	SkyWest Inc.	$1,958,372

Building Products — 2.7%
31,500	Griffon Corp.*	740,880
137,800	Lennox International Inc.	4,430,270
142,000	Trex Co. Inc.*	3,690,580
15,700	Universal Forest Products Inc.	970,731

	Total Building Products	9,832,461

Commercial Services & Supplies — 5.3%
29,300	Banta Corp.	1,427,203
287,100	Bowne & Co. Inc.	4,274,919
28,500	Brink’s Co.	1,395,645
53,600	Casella Waste Systems Inc., Class A Shares*	758,440
74,900	Ennis Inc.	1,477,028
93,050	Herman Miller Inc.	2,809,180
17,400	United Stationers Inc.*	861,300
161,300	Viad Corp.	5,163,213
14,700	YRC Worldwide Inc.*	703,248

	Total Commercial Services & Supplies	18,870,176

Construction & Engineering — 0.1%
17,900	Insituform Technologies Inc., Class A Shares*	481,689

Electrical Equipment — 0.8%
35,400	Acuity Brands Inc.	1,397,946
35,100	Regal-Beloit Corp.	1,412,424

	Total Electrical Equipment	2,810,370

Industrial Conglomerates — 0.3%
18,400	Walter Industries Inc.	1,211,272

Machinery — 5.2%
38,100	Albany International Corp., Class A Shares	1,416,177
36,800	Barnes Group Inc.	1,412,384
39,900	Briggs & Stratton Corp.	1,415,652
61,500	Crane Co.	2,367,135
33,700	Harsco Corp.	2,688,586
29,800	Kaydon Corp.	1,072,800
25,500	Kennametal Inc.	1,491,240
31,000	Lincoln Electric Holdings Inc.	1,430,960
71,200	Mueller Industries Inc.	2,350,312
37,500	Valmont Industries Inc.	1,363,875
52,700	Wabtec Corp.	1,740,681

	Total Machinery	18,749,802

Marine — 0.7%
26,700	Alexander & Baldwin Inc.	1,301,091
21,000	Kirby Corp.*	1,287,300

	Total Marine	2,588,391

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Road & Rail — 0.8%
30,600	Arkansas Best Corp.	$1,271,736
13,500	SCS Transportation Inc.*	364,905
68,600	Werner Enterprises Inc.	1,332,898

	Total Road & Rail	2,969,539

	TOTAL INDUSTRIALS	61,236,290

INFORMATION TECHNOLOGY — 10.0%

Communications Equipment — 2.9%
159,300	Belden CDT Inc.	4,106,754
43,800	CommScope Inc.*	1,050,762
376,400	MasTec Inc.*	4,874,380
24,400	NETGEAR Inc.*	418,704

	Total Communications Equipment	10,450,600

Computers & Peripherals — 0.7%
266,400	Brocade Communications Systems Inc.*	1,403,928
61,400	Emulex Corp.*	1,092,920

	Total Computers & Peripherals	2,496,848

Electronic Equipment & Instruments — 1.8%
60,500	Bell Microproducts Inc.*	363,605
40,000	Checkpoint Systems Inc.*	1,142,400
59,900	Ingram Micro Inc., Class A Shares*	1,184,822
32,300	Landauer Inc.	1,485,800
46,200	Symbol Technologies Inc.	536,844
31,700	SYNNEX Corp.*	585,499
51,500	Technitrol Inc.	1,126,820

	Total Electronic Equipment & Instruments	6,425,790

IT Services — 1.6%
52,600	Acxiom Corp.	1,361,288
194,917	Forrester Research Inc.*	4,407,073

	Total IT Services	5,768,361

Semiconductors & Semiconductor Equipment — 2.2%
155,000	Brooks Automation Inc.*	2,431,950
200,200	Cohu Inc.	4,228,224
65,300	Entegris Inc.*	683,038
18,900	International Rectifier Corp.*	701,190

	Total Semiconductors & Semiconductor Equipment	8,044,402

Software — 0.8%
119,500	BEA Systems Inc.*	1,370,665
32,700	QAD Inc.	261,600
46,700	Synopsys Inc.*	1,021,329

	Total Software	2,653,594

	TOTAL INFORMATION TECHNOLOGY	35,839,595

MATERIALS — 11.8%

Chemicals — 4.4%
19,400	Albemarle Corp.	823,530
15,800	FMC Corp.*	960,798

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Chemicals — 4.4% (continued)
29,100	Georgia Gulf Corp.	$835,170
27,500	H.B. Fuller Co.	1,116,500
33,100	Lubrizol Corp.	1,431,906
195,850	Lyondell Chemical Co.	4,097,182
63,300	Methanex Corp.	1,258,404
72,300	PolyOne Corp.*	631,179
85,300	RPM International Inc.	1,538,812
83,600	Sensient Technologies Corp.	1,498,112
32,000	Spartech Corp.	774,400
21,800	Westlake Chemical Corp.	748,176

	Total Chemicals	15,714,169

Construction Materials — 1.1%
33,200	Martin Marietta Materials Inc.	3,237,000
13,300	Texas Industries Inc.	806,778

	Total Construction Materials	4,043,778

Containers & Packaging — 2.7%
58,700	Crown Holdings Inc.*	1,074,210
39,100	Greif Inc., Class A Shares	2,264,281
524,900	Intertape Polymer Group Inc.*	4,361,919
24,800	Pactiv Corp.*	568,664
101,200	Rock-Tenn Co., Class A Shares	1,327,744

	Total Containers & Packaging	9,596,818

Metals & Mining — 2.5%
69,700	Agnico-Eagle Mines Ltd.	1,787,108
13,300	Chaparral Steel Co.*	609,273
36,100	Commercial Metals Co.	1,634,969
34,200	Gibraltar Industries Inc.	872,442
178,200	IAMGOLD Corp.	1,582,416
27,100	IPSCO Inc.	2,613,795

	Total Metals & Mining	9,100,003

Paper & Forest Products — 1.1%
26,600	Potlatch Corp.	969,304
121,686	Schweitzer-Mauduit International Inc.	3,127,330

	Total Paper & Forest Products	4,096,634

	TOTAL MATERIALS	42,551,402

TELECOMMUNICATION SERVICES — 0.1%

Diversified Telecommunication Services — 0.1%
34,500	FairPoint Communications Inc.	485,415

UTILITIES — 4.8%

Electric Utilities — 1.2%
60,700	Cleco Corp.	1,365,143
72,500	Duquesne Light Holdings Inc.	1,257,875
38,500	El Paso Electric Co.*	787,325
27,400	Otter Tail Corp.	853,510

	Total Electric Utilities	4,263,853

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Gas Utilities — 2.9%
49,300	Atmos Energy Corp.	$1,301,520
40,300	Energen Corp.	1,439,919
41,300	National Fuel Gas Co.	1,337,294
35,400	Peoples Energy Corp.	1,299,534
77,400	Southwest Gas Corp.	2,207,448
59,900	UGI Corp.	1,344,755
42,600	WGL Holdings Inc.	1,312,080

	Total Gas Utilities	10,242,550

Independent Power Producers & Energy Traders — 0.1%
12,800	Black Hills Corp.	442,496

Multi-Utilities — 0.6%
37,200	PNM Resources Inc.	920,700
47,800	Vectren Corp.	1,260,008

	Total Multi-Utilities	2,180,708

	TOTAL UTILITIES	17,129,607

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $259,867,229)	341,414,615

Face Amount
SHORT-TERM INVESTMENTS — 4.9%
COMMERCIAL PAPER — 0.9%
$ 3,350,000	Rabobank USA Financial Corp., 4.561% due 3/1/06 (a) (Cost — $3,350,000)	3,350,000

REPURCHASE AGREEMENT — 4.0%
14,347,000	State Street Bank & Trust Co. dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity — $14,348,634; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $14,641,425) (Cost — $14,347,000)	14,347,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $17,697,000)	17,697,000

	TOTAL INVESTMENTS — 99.8% (Cost — $277,564,229#)	359,111,615
	Other Assets in Excess of Liabilities — 0.2%	612,256

	TOTAL NET ASSETS — 100.0%	$359,723,871

*	Non-income producing security.
(a)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 97.4%
CONSUMER DISCRETIONARY — 11.1%

Distributors — 0.1%
11,100	MWI Veterinary Supply Inc.*	$336,885

Diversified Consumer Services — 1.7%
83,100	Jackson Hewitt Tax Service Inc.	2,360,040
91,900	Laureate Education Inc.*	4,758,582

	Total Diversified Consumer Services	7,118,622

Hotels, Restaurants & Leisure — 3.6%
96,500	Morgans Hotel Group Co.*	1,881,750
75,300	PF Chang’s China Bistro Inc.*	3,640,002
83,299	RARE Hospitality International Inc.*	2,665,568
37,500	Red Robin Gourmet Burgers Inc.*	1,499,625
127,641	Texas Roadhouse Inc., Class A Shares	1,960,566
106,300	WMS Industries Inc.*	3,088,015

	Total Hotels, Restaurants & Leisure	14,735,526

Household Durables — 0.9%
134,600	Champion Enterprises Inc.*	2,088,992
149,500	Tempur-Pedic International Inc.*	1,764,100

	Total Household Durables	3,853,092

Internet & Catalog Retail — 2.2%
146,100	Nutri/System Inc.*	6,277,917
80,600	Stamps.com Inc.*	2,596,126

	Total Internet & Catalog Retail	8,874,043

Specialty Retail — 1.9%
128,959	Bebe Stores Inc.	2,214,226
63,400	Christopher & Banks Corp.	1,390,362
15,700	Golf Galaxy Inc.*	311,959
86,300	Stage Stores Inc.	2,516,508
147,600	Tweeter Home Entertainment Group Inc.*	1,186,704

	Total Specialty Retail	7,619,759

Textiles, Apparel & Luxury Goods — 0.7%
24,000	Crocs Inc.*	659,760
50,000	Oxford Industries Inc.	2,289,000

	Total Textiles, Apparel & Luxury Goods	2,948,760

	TOTAL CONSUMER DISCRETIONARY	45,486,687

CONSUMER STAPLES — 1.3%

Food Products — 0.8%
1,651	Aurora Foods Inc. (a)(b)*	0
130,200	Delta & Pine Land Co.	3,295,362

	Total Food Products	3,295,362

Personal Products — 0.5%
54,500	Chattem Inc.*	2,124,955

	TOTAL CONSUMER STAPLES	5,420,317

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
ENERGY — 11.3%

Energy Equipment & Services — 6.8%
227,500	Hanover Compressor Co.*	$3,476,200
207,200	Key Energy Services Inc.*	3,097,640
95,600	NS Group Inc.*	3,899,524
82,900	Oil States International Inc.*	2,862,537
145,600	Patterson-UTI Energy Inc.	4,011,280
116,400	Pioneer Drilling Co.*	1,674,996
271,500	Superior Energy Services Inc.*	7,059,000
44,396	Weatherford International Ltd.*	1,914,355

	Total Energy Equipment & Services	27,995,532

Oil, Gas & Consumable Fuels — 4.5%
44,900	Arch Coal Inc.	3,282,639
21,800	Energy Partners Ltd.*	501,182
77,200	Forest Oil Corp.*	3,832,980
77,000	Foundation Coal Holdings Inc.	3,080,000
65,100	James River Coal Co.*	2,353,365
106,300	Precision Drilling Trust	3,347,387
52,799	Quicksilver Resources Inc.*	1,917,660

	Total Oil, Gas & Consumable Fuels	18,315,213

	TOTAL ENERGY	46,310,745

FINANCIALS — 6.1%

Capital Markets — 1.3%
89,829	Apollo Investment Corp.	1,687,887
83,500	Investors Financial Services Corp.	3,766,685

	Total Capital Markets	5,454,572

Commercial Banks — 2.4%
115,900	East-West Bancorp Inc.	4,368,271
100,700	Signature Bank*	3,262,680
121,500	UCBH Holdings Inc.	2,174,850

	Total Commercial Banks	9,805,801

Diversified Financial Services — 0.8%
117,500	Encore Capital Group Inc.*	2,025,700
43,200	optionsXpress Holdings Inc.	1,329,696

	Total Diversified Financial Services	3,355,396

Insurance — 1.4%
63,200	National Financial Partners Corp.	3,719,320
73,200	Scottish Re Group Ltd.	1,830,000

	Total Insurance	5,549,320

Real Estate — 0.2%
26,000	Capital Trust Inc., Class A Shares	878,800

	TOTAL FINANCIALS	25,043,889

HEALTH CARE — 25.0%

Biotechnology — 8.2%
127,900	Alexion Pharmaceuticals Inc.*	4,806,482
33,889	Cephalon Inc.*	2,693,498
94,800	Cubist Pharmaceuticals Inc.*	2,096,028

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Biotechnology — 8.2% (continued)
104,100	CV Therapeutics Inc.*	$2,801,331
296,600	Human Genome Sciences Inc.*	3,713,432
115,000	Illumina Inc.*	2,924,450
106,800	InterMune Inc.*	2,035,608
74,000	Momenta Pharmaceuticals Inc.*	1,764,160
222,100	Nektar Therapeutics*	4,644,111
107,000	NPS Pharmaceuticals Inc.*	1,641,380
67,150	OSI Pharmaceuticals Inc.*	2,181,032
55,200	Vertex Pharmaceuticals Inc.*	2,386,848

	Total Biotechnology	33,688,360

Health Care Equipment & Supplies — 10.7%
84,700	Advanced Medical Optics Inc.*	3,767,456
90,800	American Medical Systems Holdings Inc.*	1,967,636
76,400	ArthroCare Corp.*	3,450,988
77,700	Cutera Inc.*	2,104,893
42,800	Greatbatch Inc.*	946,308
145,100	Immucor Inc.*	4,326,882
64,275	Intermagnetics General Corp.*	1,890,971
88,600	IRIS International Inc.*	2,013,878
52,300	Palomar Medical Technologies Inc.*	1,670,985
349,600	PerkinElmer Inc.	8,316,984
193,178	PolyMedica Corp.	7,812,118
42,500	Spectranetics Corp.*	487,050
77,700	Varian Inc.*	3,100,230
70,800	Viasys Healthcare Inc.*	2,065,944

	Total Health Care Equipment & Supplies	43,922,323

Health Care Providers & Services — 2.3%
111,800	Gentiva Health Services Inc.*	1,862,588
74,700	HealthExtras Inc.*	2,312,712
104,400	Manor Care Inc.	4,316,940
47,300	Odyssey Healthcare Inc.*	890,186

	Total Health Care Providers & Services	9,382,426

Pharmaceuticals — 3.8%
92,650	First Horizon Pharmaceutical Corp.*	1,901,178
105,200	K-V Pharmaceutical Co., Class A Shares*	2,416,444
179,100	Medicines Co.*	3,651,849
107,300	Medicis Pharmaceutical Corp., Class A Shares	3,051,612
252,100	MGI Pharma Inc.*	4,444,523

	Total Pharmaceuticals	15,465,606

	TOTAL HEALTH CARE	102,458,715

INDUSTRIALS — 14.1%

Aerospace & Defense — 1.7%
68,200	AAR Corp.*	1,726,142
47,200	Argon ST Inc.*	1,402,312
61,000	Ceradyne Inc.*	3,713,680

	Total Aerospace & Defense	6,842,134

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Air Freight & Logistics — 0.9%
62,500	EGL Inc.*	$2,528,125
36,300	Pacer International Inc.	1,156,155

	Total Air Freight & Logistics	3,684,280

Airlines — 0.6%
76,700	US Airways Group Inc.*	2,538,003

Commercial Services & Supplies — 4.3%
36,800	Corporate Executive Board Co.	3,680,000
88,015	Knoll Inc.	1,752,378
152,200	Labor Ready Inc.*	3,739,554
159,200	Navigant Consulting Inc.*	3,102,808
396,200	Stewart Enterprises Inc., Class A Shares	2,008,734
90,250	Waste Connections Inc.*	3,306,760

	Total Commercial Services & Supplies	17,590,234

Construction & Engineering — 0.6%
79,600	Perini Corp.*	2,419,044

Electrical Equipment — 0.7%
39,600	Energy Conversion Devices Inc.*	1,855,260
165,700	Power-One Inc.*	939,519

	Total Electrical Equipment	2,794,779

Industrial Conglomerates — 0.9%
171,000	Hexcel Corp.*	3,679,920

Machinery — 3.4%
110,037	A.S.V. Inc.*	3,540,991
53,100	Actuant Corp., Class A Shares	2,925,810
59,000	Gehl Co.*	1,952,310
67,200	Greenbrier Cos. Inc.	2,538,816
96,600	Wabtec Corp.	3,190,698

	Total Machinery	14,148,625

Road & Rail — 0.5%
84,900	J.B. Hunt Transport Services Inc.	2,008,734

Trading Companies & Distributors — 0.5%
90,300	Interline Brands Inc. *	2,099,475

Transportation Infrastructure — 0.0%
399	TIMCO Aviation Services Inc. *	1,475

	TOTAL INDUSTRIALS	57,806,703

INFORMATION TECHNOLOGY — 28.5%

Communications Equipment — 1.5%
96,400	Dycom Industries Inc. *	2,058,140
27,900	NICE Systems Ltd., Sponsored ADR *	1,452,474
175,100	Powerwave Technologies Inc. *	2,570,468

	Total Communications Equipment	6,081,082

Computers & Peripherals — 2.6%
174,400	Advanced Digital Information Corp. *	1,510,304
60,800	M-Systems Flash Disk Pioneers Ltd. *	1,641,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Computers & Peripherals — 2.6% (continued)
70,800	Novatel Wireless Inc. *	$577,728
105,700	Palm Inc. *	4,365,410
103,900	Smart Modular Technologies (WWH) Inc. *	909,125
73,100	Synaptics Inc. *	1,717,119

	Total Computers & Peripherals	10,721,286

Electronic Equipment & Instruments — 1.2%
67,300	NovAtel Inc. *	2,226,957
103,300	Xyratex Ltd. *	2,613,490

	Total Electronic Equipment & Instruments	4,840,447

Internet Software & Services — 5.0%
143,200	aQuantive Inc. *	3,807,688
122,600	CNET Networks Inc. *	1,696,784
8,800	DealerTrack Holdings Inc. *	203,368
352,000	Digitas Inc. *	4,973,760
204,700	Openwave Systems Inc. *	4,063,295
530,500	SkillSoft PLC, ADR *	2,848,785
91,191	Sohu.com Inc. *	1,917,747
16,600	Websense Inc. *	1,026,046

	Total Internet Software & Services	20,537,473

IT Services — 2.7%
53,700	CheckFree Corp. *	2,656,002
45,900	Global Payments Inc.	2,389,554
245,600	MPS Group Inc. *	3,718,384
323,500	Sapient Corp. *	2,426,250

	Total IT Services	11,190,190

Semiconductors & Semiconductor Equipment — 9.7%
191,100	Asyst Technologies Inc. *	1,865,136
81,700	ATMI Inc. *	2,453,451
68,900	Cymer Inc. *	3,099,122
62,300	FormFactor Inc. *	2,295,132
78,600	Genesis Microchip Inc. *	1,689,900
43,100	Marvell Technology Group Ltd. *	2,638,582
33,200	Microchip Technology Inc.	1,168,640
121,700	Microsemi Corp. *	3,742,275
106,300	Netlogic Microsystems Inc. *	3,757,705
343,900	PMC-Sierra Inc. *	3,511,219
56,600	Semtech Corp. *	1,062,948
41,700	Sigmatel Inc.*	448,275
209,341	Spansion Inc., Class A Shares*	3,056,378
198,800	Tessera Technologies Inc.*	6,208,524
63,500	Varian Semiconductor Equipment Associates Inc.*	2,994,660

	Total Semiconductors & Semiconductor Equipment	39,991,947

Software — 5.8%
224,800	Concur Technologies Inc.*	3,407,968
184,700	Informatica Corp.*	2,958,894
93,200	Internet Security Systems Inc.*	2,172,492
43,800	MICROS Systems Inc.*	1,896,102
452,100	Nuance Communications Inc.*	4,837,470

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Software — 5.8% (continued)
181,500	Quest Software Inc.*	$2,644,455
54,600	Transaction Systems Architects Inc., Class A Shares*	1,821,456
130,300	Wind River Systems Inc.*	2,015,741
86,900	Witness Systems Inc.*	2,036,067

	Total Software	23,790,645

	TOTAL INFORMATION TECHNOLOGY	117,153,070

	TOTAL COMMON STOCKS (Cost — $277,683,251)	399,680,126

Face Amount
CONVERTIBLE NOTE — 0.0%

Transportation Infrastructure — 0.0%
$ 422	TIMCO Aviation Services Inc., Jr. Subordinated Notes, 8.000% due 1/2/07 (a)(b)(c)* (Cost — $60)	0

Right
RIGHT — 0.0%
880	OSI Pharmaceuticals Inc.* (Cost — $123)	31

Warrant
WARRANT — 0.0%
5,615	TIMCO Aviation Services Inc., Expires 12/31/07(a)(b)* (Cost — $6)	1

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $277,683,440)	399,680,158

Face Amount
SHORT-TERM INVESTMENT — 1.9%
REPURCHASE AGREEMENT — 1.9%
$8,019,000	State Street Bank & Trust Co. dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity — $8,019,913; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $8,188,850) (Cost — $8,019,000)	8,019,000

	TOTAL INVESTMENTS — 99.3% (Cost — $285,702,440#)	407,699,158
	Other Assets in Excess of Liabilities — 0.7%	2,762,985

	TOTAL NET ASSETS — 100.0%	$410,462,143

*	Non-income producing security.
(a)	Illiquid security.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
COMMON STOCKS — 93.0%

Australia — 1.8%
251,410	BHP Billiton Ltd., Sponsored ADR	$9,073,387
558,600	Goodman Fielder Ltd.*	956,849
1,291,000	John Fairfax Holdings Ltd. (a)	3,786,599
1,710,000	Qantas Airways Ltd. (a)	5,188,847
84,100	Rio Tinto Ltd. (a)	4,413,925

	Total Australia	23,419,607

Brazil — 1.8%
163,025	Banco Itau Holding Financeira SA, ADR	5,327,657
40,200	Brasil Telecom Participacoes SA, Sponsored ADR	1,597,950
165,040	Gol-Linhas Aereas Inteligentes SA, ADR	5,413,312
120,470	Petroleo Brasileiro SA, ADR	10,545,944

	Total Brazil	22,884,863

Canada — 4.2%
42,800	Alcan Inc., New York Shares	1,862,656
97,400	Alcan Inc., Toronto Shares	4,245,202
100,600	Barrick Gold Corp.	2,753,422
557,900	Bombardier Inc.	1,431,519
89,090	Canadian National Railway Co.	8,405,642
225,000	CGI Group Inc.*	1,686,511
138,830	Gildan Activewear Inc.*	6,931,782
209,600	Kinross Gold Corp.*	1,928,320
60,520	Manulife Financial Corp.	3,869,649
1,196,300	Nortel Networks Corp.*	3,421,418
49,580	Research In Motion Ltd.*	3,496,877
110,740	Ritchie Brothers Auctioneers Inc.	5,285,620
131,900	Talisman Energy Inc.	6,920,693
200,600	Yamana Gold Inc.*	1,797,376

	Total Canada	54,036,687

Cayman Islands — 0.3%
2,054,000	Global Bio-chem Technology Group Co., Ltd. (a)	1,157,600
100,000	Silicon Motion Technology Corp. ADR*	1,441,000
106,100	Vimicro International Corp. ADR*	1,164,978

	Total Cayman Islands	3,763,578

Chile — 0.3%
78,980	Banco Santander Chile SA, ADR	3,750,760

China — 0.9%
9,945,000	China Construction Bank (a)*	4,622,432
7,558,000	China Telecom Corp., Ltd. (a)	2,756,857
43,100	PetroChina Co., Ltd., Sponsored ADR	4,190,613

	Total China	11,569,902

Denmark — 0.3%
208,000	H. Lundbeck A/S (a)	4,286,294

Finland — 0.6%
113,200	Metso Corp. (a)	4,173,869
207,150	Nokia Oyj (a)	3,852,182

	Total Finland	8,026,051

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

France — 9.3%
50,518	Air France-KLM (a)	$1,168,878
272,700	Alcatel SA (a)*	3,686,280
77,600	Assurances Generales de France (a)	8,059,430
440,800	Axa (a)	15,588,608
54,800	BNP Paribas SA (a)	5,071,712
263,450	BNP Paribas SA, Sponsored ADR	12,210,907
101,400	Compagnie de Saint-Gobain (a)	6,764,228
113,650	Dassault Systemes SA, ADR	6,342,807
285,000	France Telecom SA (a)	6,219,939
70,600	Lafarge SA (a)	7,374,732
246,859	Sanofi-Aventis, Sponsored ADR	10,523,599
38,700	Societe BIC SA (a)	2,360,132
55,300	Societe Generale (a)	7,836,124
100,800	Technip SA (a)	6,070,112
104,365	Technip SA, ADR	6,289,035
54,613	Total SA (a)	13,718,946

	Total France	119,285,469

Germany — 9.5%
57,500	Allianz AG (a)	9,280,143
85,207	BASF AG (a)	6,424,241
113,700	Bayer AG (a)	4,574,824
282,600	Bayerische Motoren Werke AG (a)	13,586,092
78,300	Continental AG (a)	8,011,454
33,600	Deutsche Boerse AG (a)	4,228,045
150,200	Deutsche Telekom AG (a)	2,370,178
72,300	E.ON AG (a)	8,001,280
316,300	E.ON AG, Sponsored ADR	11,715,752
124,700	Hannover Rueckversicherung AG (a)	4,729,027
74,100	Metro AG (a)	3,939,533
236,400	MLP AG (a)	5,321,235
131,038	Rhoen-Klinikum AG (a)	5,700,337
198,700	SAP AG, Sponsored ADR	10,153,570
84,000	Schering AG (a)	6,034,317
163,500	Siemens AG (a)	15,001,466
24,200	Siemens AG, Sponsored ADR	2,225,916

	Total Germany	121,297,410

Greece — 1.1%
704,750	National Bank of Greece SA, Sponsored ADR	7,322,353
265,000	Public Power Corp. (a)	5,919,581

	Total Greece	13,241,934

Hong Kong — 0.5%
384,000	Cheung Kong Holdings Ltd. (a)	4,033,392
1,402,000	Hang Lung Properties Ltd. (a)	2,502,071

	Total Hong Kong	6,535,463

India — 0.8%
99,510	HDFC Bank Ltd., ADR	5,292,937
75,950	Infosys Technologies Ltd., Sponsored ADR	5,377,260

	Total India	10,670,197

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Ireland — 3.2%
314,500	Allied Irish Banks PLC (a)	$7,508,271
165,040	Allied Irish Banks PLC, Sponsored ADR	7,888,912
264,700	CRH PLC (a)	8,642,844
92,400	Irish Life & Permanent PLC (a)	2,036,614
264,600	Ryanair Holdings PLC, Sponsored ADR*	14,047,614

	Total Ireland	40,124,255

Italy — 2.3%
224,295	Eni SpA (a)	6,416,100
369,450	Luxottica Group SpA, Depositary Receipts	10,377,850
583,200	Mediaset SpA (a)	6,866,973
744,734	UniCredito Italiano SpA (a)	5,415,133

	Total Italy	29,076,056

Japan — 20.2%
108,000	Acom Co., Ltd. (a)	6,649,679
663,000	Ajinomoto Co. Inc. (a)	7,062,106
109,900	Asatsu-DK Inc. (a)	3,941,701
99,000	Daito Trust Construction Co., Ltd. (a)	4,643,251
1,074	East Japan Railway Co. (a)	7,618,804
197,000	FamilyMart Co., Ltd. (a)	6,165,307
12,000	Funai Electric Co., Ltd. (a)	1,056,120
734,000	Hitachi Ltd. (a)	5,137,262
332,000	JS Group Corp. (a)	6,486,252
410,000	Kuraray Co., Ltd. (a)	4,911,128
373,650	Matsushita Electric Industrial Co., Ltd., Sponsored ADR	7,887,751
418	Millea Holdings Inc. (a)	8,631,986
236,900	Miraca Holdings Inc. (a)	4,666,935
375	Mitsubishi UFJ Financial Group Inc. (a)	5,733,892
1,283,600	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	19,125,640
119,300	Modec Inc. (a)	3,105,808
114,300	Nippon System Development Co. Ltd. (a)	3,754,275
1,302,000	Nipponkoa Insurance Co., Ltd. (a)	11,743,739
23,200	Obic Co., Ltd. (a)	4,572,265
116,800	ORIX Corp., Sponsored ADR	15,476,000
1,781,000	Osaka Gas Co. Ltd. (a)	6,812,165
392,000	Ricoh Co., Ltd. (a)	7,270,221
89,000	Secom Co., Ltd. (a)	4,422,413
423,900	Sega Sammy Holdings Inc. (a)	17,265,765
652,000	Sharp Corp. (a)	11,482,048
221,100	Sony Corp. (a)	10,306,805
956,000	Sumitomo Chemical Co., Ltd. (a)	7,437,540
812,000	Sumitomo Trust & Banking Co., Ltd. (a)	8,194,483
118,300	Takeda Pharmaceutical Co., Ltd. (a)	6,608,018
81,000	Takefuji Corp. (a)	5,207,508
89	TDK Corp. (a)	6,216
80,600	TIS Inc. (a)	2,139,266
681,000	Tokyu Corp. (a)	4,245,247
525,000	Toshiba Corp. (a)	2,969,337
168,800	Toyota Motor Corp. (a)	9,036,314
96,390	Toyota Motor Corp., Sponsored ADR	10,301,199
112,000	Uni-Charm Corp. (a)	5,585,784

	Total Japan	257,660,230

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Luxembourg — 0.4%
135,500	Arcelor (a)	$4,949,200

Mexico — 1.4%
157,160	America Movil SA de CV, Series L Shares, ADR	5,458,167
146,080	Desarrolladora Homex SA de CV, ADR*	5,020,769
133,200	Telefonos de Mexico SA de CV, Series L Shares, Sponsored ADR	2,982,348
149,660	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	4,287,759

	Total Mexico	17,749,043

Netherlands — 5.6%
271,300	Akzo Nobel NV (a)	13,763,533
232,800	ING Groep NV, CVA (a)	8,749,310
438,200	Koninklijke Ahold NV (a)*	3,569,310
123,000	Koninklijke Ahold NV, Sponsored ADR*	1,004,910
163,500	Koninklijke Philips Electronics NV (a)	5,317,545
64,100	Koninklijke Philips Electronics NV, New York Registered Shares	2,084,532
380,960	QIAGEN NV*	5,680,114
479,600	Reed Elsevier NV (a)	6,476,627
264,612	Royal Dutch Shell PLC, Class A Shares (a)	7,991,813
186,615	TNT NV (a)	6,072,589
92,500	Unilever NV, CVA (a)	6,420,823
222,800	Vedior NV, CVA (a)	4,205,542

	Total Netherlands	71,336,648

Norway — 1.4%
61,200	Norsk Hydro ASA (a)	7,168,700
303,290	Statoil ASA, Sponsored ADR	7,758,158
198,500	Tandberg ASA (a)	1,533,313
51,200	Yara International ASA (a)	778,131

	Total Norway	17,238,302

Singapore — 0.7%
152,800	Flextronics International Ltd.*	1,648,712
716,000	Neptune Orient Lines Ltd. (a)	1,106,072
3,830,000	Singapore Telecommunications Ltd. (a)	6,143,555

	Total Singapore	8,898,339

South Africa — 0.5%
193,770	Sasol Ltd., Sponsored ADR	6,665,688

South Korea — 1.7%
45,000	Honam Petrochemical Corp. (a)	2,638,398
140,000	Kookmin Bank, Sponsored ADR	10,605,000
71,100	KT Corp., Sponsored ADR	1,451,862
281,700	SK Telecom Co., Ltd., Sponsored ADR	6,803,055

	Total South Korea	21,498,315

Spain — 0.6%
513,000	Banco Santander Central Hispano SA (a)	7,491,293

Sweden — 2.2%
340,900	Assa Abloy AB (a)	5,779,773
160,800	Electrolux AB, Class B Shares (a)	4,444,651

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Sweden — 2.2% (continued)
636,700	Nordea Bank AB (a)	$7,194,861
247,700	Telefonaktiebolaget LM Ericsson, Sponsored ADR*	8,446,570
126,200	Trelleborg AB, Class B Shares (a)	2,626,150

	Total Sweden	28,492,005

Switzerland — 5.5%
69,700	Ciba Specialty Chemicals AG, Registered Shares (a)	4,314,361
303,500	Converium Holding AG (a)*	3,353,519
71,600	Credit Suisse Group (a)	3,965,718
4,600	Forbo Holding AG, Registered Shares (a)*	1,162,856
74,300	Lonza Group AG, Registered Shares (a)	4,821,388
47,800	Nestle SA (a)	14,056,697
135,800	Novartis AG, Sponsored ADR	7,231,350
146,650	Roche Holding AG, Sponsored ADR	10,839,561
112,960	UBS AG, Registered Shares	11,999,741
36,000	Zurich Financial Services AG (a)*	8,507,737

	Total Switzerland	70,252,928

Taiwan — 1.1%
265,200	Advanced Semiconductor Engineering Inc., ADR*	1,087,320
140,000	Chunghwa Telecom Co., Ltd., ADR	2,646,000
175,000	Siliconware Precision Industries Co., ADR	1,118,250
837,650	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	8,150,335
384,900	United Microelectronics Corp., ADR	1,212,435

	Total Taiwan	14,214,340

Thailand — 0.4%
1,792,200	Bangkok Bank Public Co., Ltd., NVDR	5,362,163

United Kingdom — 14.2%
553,154	Admiral Group PLC (a)	5,477,853
244,200	Amdocs Ltd.*	8,087,904
205,000	Anglo American PLC (a)	7,655,716
489,700	Aviva PLC (a)	6,775,571
230,980	BG Group PLC, Sponsored ADR	13,583,934
708,700	BP PLC (a)	7,819,358
901,341	Brit Insurance Holdings PLC (a)	1,689,334
538,900	British Sky Broadcasting Group PLC (a)	4,762,751
700,000	Cattles PLC (a)	4,253,461
1,056,300	Centrica PLC (a)	5,380,715
645,650	Diageo PLC (a)	9,917,838
20,000	Diageo PLC, Sponsored ADR	1,234,000
519,125	GlaxoSmithKline PLC (a)	13,181,926
296,200	HBOS PLC (a)	5,516,383
1,260,128	International Power PLC (a)	6,310,121
9,677,700	Invensys PLC (a)*	3,563,479
801,000	Kesa Electricals PLC (British) (a)	3,734,101
1,128,928	Kingfisher PLC (a)	4,519,054
686,300	Michael Page International PLC (a)	3,742,905
1,342,100	Misys PLC (a)	5,527,282
248,200	Northern Rock PLC (a)	4,904,144
772,000	Prudential PLC (British) (a)	8,181,079
186,000	Rio Tinto PLC (a)	8,770,992

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

United Kingdom — 14.2% (continued)
2,240,859	Royal & Sun Alliance Insurance Group PLC (a)	$5,113,532
241,100	Royal Bank of Scotland Group PLC (a)	8,068,388
97,900	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	5,920,992
1,289,600	Tesco PLC (a)	7,643,537
22,471	TI Automotive Ltd., Class A Shares (a)*	0
83,300	Travis Perkins PLC (a)	2,167,107
4,388,271	Vodafone Group PLC (a)	8,385,170

	Total United Kingdom	181,888,627

United States — 0.2%
44,200	NTL Inc.*	2,910,570

	TOTAL COMMON STOCKS (Cost — $936,203,233)	1,188,576,217

PREFERRED STOCKS — 1.4%

Brazil — 0.3%
346,700	Companhia Paranaense de Energia-Copel, Sponsored ADR	3,796,365

Germany — 1.1%
133,500	Henkel KGaA (a)	14,702,927

	TOTAL PREFERRED STOCKS (Cost — $14,459,453)	18,499,292

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $950,662,686)	1,207,075,509

Face Amount
SHORT-TERM INVESTMENT — 6.3%
REPURCHASE AGREEMENT — 6.3%
$80,151,000	State Street Bank & Trust Co. dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity — $80,160,128; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $81,769,100) (Cost — $80,151,000)	80,151,000

	TOTAL INVESTMENTS — 100.7% (Cost — $1,030,813,686#)	1,287,226,509
	Liabilities in Excess of Other Assets — (0.7)%	(9,411,394)

	TOTAL NET ASSETS — 100.0%	$1,277,815,115

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non-Voting Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Summary of Investments by Sector* (unaudited)
Financials	25.6%
Consumer Discretionary	12.5
Industrials	9.2
Energy	8.9
Materials	8.8
Information Technology	8.0
Consumer Staples	6.8
Health Care	6.6
Utilities	3.7
Telecommunication Services	3.7
Short-Term Investment	6.2

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 92.5%

Argentina — 0.7%
149,600	IRSA Inversionesy Representaciones, Sponsored GDR*	$1,910,392

Bermuda — 0.2%
16,645	Credicorp Ltd.	498,185
340,000	Kingway Brewery Holdings Ltd. (a)	160,665

	Total Bermuda	658,850

Brazil — 10.7%
28,444	Banco Bradesco SA, Sponsored ADR	1,179,288
52,100	Banco do Brasil SA (a)	1,340,646
120,053,600	Brasil Telecom Participacoes SA (a)	1,490,149
2,306	Companhia de Bebidas das Americas, ADR	82,324
84,400	Companhia Vale do Rio Doce (a)	3,947,662
83,621	Companhia Vale do Rio Doce, Sponsored ADR	3,403,375
5,882	Cosan SA Industria e Comercio (a)*	313,249
22,300	Cyrela Brazil Realty SA (a)	405,885
30,454	Diagnosticos da America SA (a)*	755,382
25,400	EDP-Energias do Brasil SA (a)	387,208
8,100	Gafisa SA*	94,013
5,700	Gafisa SA, GDR (b)*	131,323
22,138	Gerdau SA, Sponsored ADR	504,968
55,347	Localiza Rent A Car SA (a)	957,497
21,800	Lojas Renner SA (a)	1,192,670
26,557	Petroleo Brasileiro SA, ADR	2,324,800
125,289	Petroleo Brasileiro SA, Sponsored ADR	10,019,361
29,329	Porto Seguro SA (a)	430,898
23,877	Rossi Residencial SA (a)	318,743
21,596	Submarino SA (a)	531,478
10,629	Tim Participacoes SA, ADR	397,524
33,000	Tractebel Energia SA (a)	271,687
6,186	Unibanco-Uniao de Bancos Brasileiros SA, Sponsored GDR	544,059
20,693	Vivax SA*	264,093

	Total Brazil	31,288,282

Cayman Islands — 0.3%
329,000	China Mengniu Dairy Co., Ltd. (a)	337,699
3,200	Suntech Power Holdings Co., Ltd., ADR*	120,192
268,000	Tencent Holdings Ltd. (a)	359,220
190,000	Xinao Gas Holdings Ltd. (a)	160,802

	Total Cayman Islands	977,913

China — 6.0%
166,000	Aluminum Corporation of China Ltd. (a)	170,282
202,000	Angang New Steel Co., Ltd. (a)	162,461
112,000	Anhui Expressway Co., Ltd. (a)	67,234
246,000	Beijing Capital Land Ltd., Class H Shaes (a)	101,907
1,135,000	China Construction Bank (a)*	527,548
259,000	China Life Insurance Co., Ltd. (a)*	292,864
25,900	China Petroleum & Chemical Corp., ADR	1,536,388
1,698,000	China Petroleum & Chemical Corp., Class H Shares (a)	1,013,532
2,028,570	China Shenhua Energy Co., Ltd, Class H Shares (a)*	3,043,391
1,178,000	China Shipping Development Co., Ltd. (a)	942,429

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

China — 6.0% (continued)
676,000	China Telecom Corp., Ltd. (a)	$246,578
276,000	Dongfeng Motor Corp., Class H Shares (a)*	111,887
3,352,000	Guangshen Railway Co., Ltd., Class H Shares (a)	1,242,410
342,000	Harbin Power Equipment Co., Ltd. (a)	280,011
228,000	Jiangsu Expressway Co., Ltd. (a)	146,139
997,000	Lianhua Supermarket Holdings Ltd., Class H Shares (a)	1,252,749
3,684,500	PetroChina Co., Ltd. (a)	3,589,480
262,500	Ping An Insurance Group Co. of China Ltd. (a)	604,934
61,821	Shenzhen Chiwan Wharf Holdings Ltd., Class B Shares (a)	103,477
574,000	Sinopec Shanghai Petrochemical Co., Ltd. (a)	323,512
926,100	Weiqiao Textile Co., Ltd., Class H Shares (a)	1,481,216
194,000	Zijin Mining Group Co., Ltd., Class H Shares (a)	114,125
30,000	ZTE Corp. (a)	111,530

	Total China	17,466,084

Colombia — 0.3%
26,600	BanColombia SA, Sponsored ADR	872,746

Egypt — 0.6%
2	Medinet Nasr Housing (a)	40
21,918	Orascom Construction Industries (a)	935,613
13,644	Orascom Telecom Holding SAE (a)*	816,966

	Total Egypt	1,752,619

Hong Kong — 2.1%
70,000	Beijing Enterprises Holdings Ltd. (a)	138,380
134,000	China Merchants Holdings International Co., Ltd. (a)	379,076
362,000	China Mobile (Hong Kong) Ltd. (a)	1,752,540
109,000	China Netcom Group Corp. (Hong Kong) Ltd. (a)	194,519
612,000	China Overseas Land & Investment Ltd. (a)	330,316
122,000	China Resources Power Holdings Co. (a)	80,494
35,000	Citic Pacific Ltd. (a)	104,198
3,487,000	CNOOC Ltd. (a)	2,897,079
454,000	Guangdong Investment Ltd. (a)	206,034
5,000	Nine Dragons Paper Holdings Ltd. (a)*	2,191

	Total Hong Kong	6,084,827

Hungary — 1.0%
1,512	EGIS RT (a)	220,441
18,730	FHB Land Credit and Mortgage Bank RT (a)	125,963
52,720	Magyar Telekom RT (a)	241,472
10,578	MOL Magyar Olaj-es Gazipari RT (a)	1,097,176
35,508	OTP Bank RT (a)	1,327,215

	Total Hungary	3,012,267

India — 2.6%
11,748	ICICI Bank Ltd., Sponsored ADR	360,781
27,995	Infosys Technologies Ltd., Sponsored ADR	1,982,046
1,192	Larsen & Toubro Ltd., GDR (b)	64,394
33,818	Ranbaxy Laboratories Ltd., Sponsored GDR	322,286
300	Reliance Industries Ltd., Sponsored GDR, London Shares (a)(b)	16,221
70,163	Reliance Industries Ltd., Sponsored GDR, Luxembourg Shares (a)(b)	2,969,349
44,488	Satyam Computer Services Ltd., ADR	1,830,681

	Total India	7,545,758

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Indonesia — 1.8%
593,175	PT Astra International Tbk. (a)	$629,588
1,044,000	PT Bank Central Asia Tbk. (a)	408,102
1,238,000	PT Bank Mandiri Persero Tbk. (a)	217,627
1,313,500	PT Bank Rakyat Indonesia (a)	463,699
1,396,500	PT Berlian Laju Tanker Tbk. (a)	211,087
4,297,500	PT Bumi Resources Tbk. (a)	393,115
51,000	PT Indonesian Satellite Corp. Tbk., ADR	1,433,100
474,500	PT Indosat Tbk. (a)	270,112
1,959,996	PT Telekomunikasi Indonesia Tbk. (a)	1,304,662

	Total Indonesia	5,331,092

Ireland — 0.2%
120,157	Dragon Oil PLC (a)*	465,428

Israel — 2.5%
357,900	Bank Hapoalim Ltd. (a)	1,634,404
9,100	Delek Group Ltd. (a)	1,293,796
211,200	Israel Chemicals Ltd. (a)	792,593
317,800	Makhteshim-Agan Industries Ltd. (a)	1,580,729
50,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,124,694

	Total Israel	7,426,216

Luxembourg — 0.5%
6,780	Tenaris SA, ADR	1,085,817
18,818	Ternium SA, Sponsored ADR*	443,164

	Total Luxembourg	1,528,981

Malaysia — 0.9%
262,900	Genting Berhad (a)	1,689,666
299,000	Resorts World Berhad (a)	1,045,674

	Total Malaysia	2,735,340

Mexico — 3.9%
129,956	America Movil SA de CV, Series L Shares, ADR	4,513,372
25,473	Cemex SA de CV, Participation Certificate, Sponsored ADR	1,573,212
185,500	Controladora Comercial Mexicana SA de CV	335,350
110,500	Empresas ICA SA de CV*	334,525
21,700	Fomento Economico Mexicano SA de CV	187,845
5,434	Fomento Economico Mexicano SA de CV, Sponsored ADR	472,704
709,173	Grupo Mexico SA de CV, Series B Shares	1,821,332
9,594	Grupo Televisa SA, Sponsored ADR	752,745
25,148	Telefonos de Mexico SA de CV, Series L Shares, Sponsored ADR	563,064
18,000	Urbi, Desarrollos Urbanos, SA de CV*	138,083
28,934	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	828,959

	Total Mexico	11,521,191

Pakistan — 0.1%
40,200	National Bank of Pakistan (a)	221,013
24,500	Pakistan State Oil Co., Ltd. (a)	175,984

	Total Pakistan	396,997

Peru — 0.1%
12,934	Cia de Minas Buenaventura SA, ADR	339,129

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Philippines — 0.1%
9,700	Philippine Long Distance Telephone Co., Sponsored ADR	$334,650

Poland — 0.4%
8,092	Agora SA (a)	132,483
28,468	Polski Koncern Naftowy Orlen SA (a)	522,681
28,401	Powszechna Kasa Oszczednosci Bank Polski SA (a)	308,877
33,466	Telekomunikacja Polska SA (a)	233,519

	Total Poland	1,197,560

Russia — 7.6%
62,000	AFK Sistema, Registered Shares, Sponsored GDR (a)(b)	1,588,843
5,120	AO VimpelCom, Sponsored ADR*	225,280
107,600	Comstar United Telesystems, GDR (a)(b)*	762,884
63,802	Comstar United Telesystems, GDR*	452,356
17,695	Gazprom, Registered Shares, Sponsored ADR	1,496,997
5,390	Kalina	274,890
110,038	LUKOIL, Sponsored ADR	8,792,036
5,162	Mechel Steel Group OAO, ADR	145,517
9,476	Mining and Metallurgical Co. Norilsk Nickel, ADR	843,364
6,100	NovaTek OAO, Sponsored GDR (b)	198,250
497	Priargunsky Plant*	352,870
546,526	RAO Unified Energy System (UES) (a)	376,340
562	Sberbank RF (a)	860,484
5,388	Surgutneftegaz, Preferred Shares, Sponsored ADR	622,314
54,383	Surgutneftegaz, Sponsored ADR	3,964,521
197,795	Tatneft (a)	1,131,270
1,528	Vsmpo-Avisma Corp.	336,618

	Total Russia	22,424,834

South Africa — 7.8%
28,898	ABSA Group Ltd. (a)	536,629
39,301	African Bank Investments Ltd. (a)	183,758
14,423	AngloGold Ashanti Ltd. (a)	739,503
23,253	Barloworld Ltd. (a)	449,379
21,620	Bidvest Group Ltd. (a)	364,101
22,649	Ellerine Holdings Ltd. (a)	312,100
217,176	FirstRand Ltd. (a)	654,998
33,362	Foschini Ltd. (a)	308,743
48,942	Gold Fields Ltd. (a)	1,083,195
146,880	Grindrod Ltd. (a)	327,320
16,337	Impala Platinum Holdings Ltd. (a)	2,770,918
18,033	Imperial Holdings Ltd. (a)*	451,636
27,079	JD Group Ltd. (a)	402,852
8,468	Johnnic Holdings Ltd. (a)*	14,265
16,980	Kumba Resources Ltd. (a)	284,521
56,125	Mittal Steel South Africa Ltd. (a)	553,415
78,779	MTN Group Ltd. (a)	761,390
31,289	Naspers Ltd. (a)	618,536
16,088	Remgro Ltd. (a)	337,507
34,929	Reunert Ltd. (a)	360,643
171,630	Sanlam Ltd. (a)	444,659
135,481	Sasol Ltd. (a)	4,653,793
12,100	Sasol Ltd., Sponsored ADR	416,240

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

South Africa — 7.8% (continued)
293,585	Standard Bank Group Ltd. (a)	$3,749,126
111,628	Steinhoff International Holdings Ltd. (a)	366,201
27,742	Telkom South Africa Ltd. (a)	731,050
21,773	Tiger Brands Ltd. (a)	538,197
71,539	Truworths International Ltd. (a)	301,986
35,469	VenFin Ltd. (a)	293,503

	Total South Africa	23,010,164

South Korea — 18.7%
3,840	Amorepacific Corp. (a)	1,339,747
6,240	Cheil Communications Inc. (a)	1,343,719
6,070	Cheil Industries Inc. (a)	233,216
2,040	CJ Home Shopping Co., Ltd. (a)	241,189
13,820	Daegu Bank (a)	213,672
8,820	Daelim Industrial Co. (a)	588,918
6,510	Daesang Corp. (a)*	99,082
29,130	Dongbu Insurance Co., Ltd. (a)	563,567
15,387	Hana Financial Group Inc. (a)	654,293
9,050	Hanjin Heavy Industries & Construction Co., Ltd. (a)	226,881
22,690	Hankook Tire Co., Ltd. (a)	289,106
15,390	Hanwha Chemical Corp. (a)	210,370
12,550	Hanwha Corp. (a)	387,858
11,474	Humax Co., Ltd. (a)	324,597
4,860	Hynix Semiconductor Inc. (a)*	163,764
21,624	Hyundai Department Store Co., Ltd (a)	2,298,996
9,460	Hyundai Development Co. (a)	430,277
6,080	Hyundai Engineering & Construction Co., Ltd. (a)*	293,347
17,940	Hyundai Marine & Fire Insurance Co., Ltd. (a)	243,291
7,630	Hyundai Mipo Dockyard Co., Ltd. (a)	608,387
6,770	Hyundai Mobis (a)	569,326
39,105	Hyundai Motor Co. (a)	3,326,505
3,900	Hyundai Motor Co., GDR (b)	166,140
85,782	Kookmin Bank (a)	6,521,445
3,500	Kookmin Bank, Sponsored ADR	265,125
32,960	Korea Electric Power Corp. (a)	1,428,499
13,630	Korea Investment Holdings Co., Ltd. (a)	523,392
8,840	Korea Kumho Petrochemical Co., Ltd. (a)	270,892
40	KT Corp. (a)	1,588
11,605	KT Corp., Sponsored ADR	236,974
13,690	KT&G Corp. (a)	811,865
23,541	LG Chem Ltd. (a)	1,184,248
24,600	LG Electronics Inc. (a)	2,018,158
55,800	LG. Philips LCD Co., Ltd., Sponsored ADR*	1,237,644
6,260	LS Cable Ltd. (a)	210,649
1,758	NHN Corp. (a)*	494,411
13,189	POSCO (a)	3,101,006
21,819	Samsung Electronics Co., Ltd. (a)	15,291,561
30	Samsung Electronics Co., Ltd., GDR (b)	10,612
1,106	Samsung Electronics Co., Ltd., Registered Shares, GDR (a)(b)	390,905
2,857	Samsung Fire & Marine Insurance Co., Ltd. (a)	364,340
90,270	Shinhan Financial Group Co., Ltd. (a)	3,553,902
15,160	SK Corp. (a)	933,716
4,740	SK Telecom Co., Ltd. (a)	984,227
13,330	Woori Finance Holdings Co., Ltd. (a)	262,941

	Total South Korea	54,914,348

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Sri Lanka — 0.2%
3,532,800	Dialog Telekom Ltd*	$654,350

Taiwan — 13.7%
235,235	Acer Inc. (a)	520,418
245,402	Asustek Computer Inc. (a)	692,787
528,596	AU Optronics Corp. (a)	852,638
1,093,891	Cathay Financial Holding Co., Ltd. (a)	2,105,954
1	China Development Financial Holding Corp. (a)*	0
412,142	China Steel Corp. (a)	373,664
1,858,442	Chinatrust Financial Holding Co., Ltd. (a)	1,557,155
201,000	Chunghwa Telecom Co., Ltd. (a)	366,951
57,000	Compal Communications Inc. (a)	294,287
182,034	Delta Electronics Inc. (a)	434,013
311,060	E.Sun Financial Holding Co., Ltd. (a)	208,549
241,521	EVA Airways Corp. (a)	95,733
2,336,000	Far Eastern Department Stores Co., Ltd. (a)	1,173,481
396,187	Far Eastern Textile Co., Ltd. (a)	292,053
147,000	Far EasTone Telecommunications Co., Ltd. (a)	179,247
451,400	First Financial Holding Co., Ltd. (a)	348,278
305,353	Formosa Chemicals & Fibre Corp. (a)	480,160
155,091	Formosa Plastics Corp. (a)	245,881
19,000	High Tech Computer Corp. (a)	410,299
775,664	Hon Hai Precision Industry Co., Ltd. (a)	4,899,494
41,630	Hon Hai Precision Industry Co., Ltd., Registered Shares, GDR	522,457
996,000	Hung Poo Real Estate Development Corp. (a)	700,108
263,000	Inventec Co., Ltd. (a)	160,650
13,000	Largan Precision Co., Ltd. (a)	240,892
243,676	Lite-On Technology Corp. (a)	329,122
62,400	Media Tek Inc. (a)	640,325
804,000	Mega Financial Holding Co., Ltd. (a)	610,620
109,000	Mitac International Corp. (a)	153,345
398,613	Nan Ya Plastics Corp. (a)	564,801
96,900	Nien Made Enterprises Co., Ltd. (a)	123,331
47,504	Novatek Microelectronics Corp. Ltd. (a)	326,752
691	Pacific Electric Wire & Cable Co., Ltd. (a)*	0
236,628	Polaris Securities Co., Ltd. (a)	94,693
3,242,112	Powerchip Semiconductor Corp. (a)	1,980,850
46,000	Powertech Technology Inc. (a)	147,691
321,726	Siliconware Precision Industries Co. (a)	413,305
1,149,000	Sunplus Technology Co., Ltd. (a)	1,376,135
451,553	Taishin Financial Holdings Co., Ltd. (a)	273,986
385,980	Taiwan Cement Corp. (a)	290,678
1,188,000	Taiwan Fertilizer Co., Ltd. (a)	1,441,148
249,600	Taiwan Mobile Co., Ltd. (a)	230,187
1,504,245	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	2,803,234
345,994	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,366,522
128,400	Tripod Technology Corp. (a)	403,611
884,477	Unimicron Technology Corp. (a)	1,036,530
526,701	United Microelectronics Corp. (a)	308,485
806,912	United Microelectronics Corp., ADR	2,541,773
282,306	Wan Hai Lines Ltd. (a)	173,222
115,000	Wintek Corp. (a)	161,593
166,000	Wistron Corp. (a)*	216,206

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Taiwan — 13.7% (continued)
1,415,000	Yageo Corp. (a)*	$537,019
409,700	Yageo Corp., Sponsored GDR*	780,479
2,911,093	Yuanta Core Pacific Securities Co. (a)	1,696,346

	Total Taiwan	40,177,138

Thailand — 4.1%
249,350	Advanced Info Service Public Co., Ltd.	602,572
801,000	Advanced Info Service Public Co., Ltd., NVDR	1,935,673
149,500	Bangkok Bank Public Co., Ltd., NVDR	447,296
913,200	Bangkok Bank Public Co., Ltd. (a)	2,953,162
68,400	Banpu Public Co., Ltd.	251,876
418,300	Kasikornbank Public Co., Ltd., NVDR	716,688
1,467,100	Krung Thai Bank Public Co., Ltd.	465,210
611,200	Land & Houses Public Co., Ltd., NVDR	143,012
150,709	PTT Chemical Public Co., Ltd.*	327,586
304,000	PTT Public Co., Ltd.	1,943,486
112,700	PTT Public Co., Ltd., NVDR	720,496
85,900	Siam Cement Public Co., Ltd., NVDR	531,589
11,500	Siam Cement Public Co., Ltd. (a)	77,856
223,200	Thai Oil Public Co., Ltd.	365,293
42,000	Total Access Communication Public Co., Ltd. (a)*	146,991
1,365,100	True Corp Public Co., Ltd.*	357,813

	Total Thailand	11,986,599

Turkey — 3.5%
15,512	Adana Cimento Sanayii Turk Anomin Sirketi, Class A Shares (a)	145,302
276,054	Akbank TAS (a)	2,798,627
367	Aktas Electric Ticaret AS (a)*	0
2,358	Alarko Holding AS (a)*	115,412
22,921	Anadolu Cam Sanayii AS (a)	120,803
5,420	Anadolu Efes Biracilik ve Malt Sanayii AS (a)	188,089
5,989	Arcelik AS (a)	55,718
1,749	BIM Birlesik Magazalar AS (a)*	57,768
77,219	Bolu Cimento Sanayii AS (a)	205,582
37,523	Denizbank AS (a)*	349,770
38,508	Dogus Otomotiv Servis ve Ticaret AS (a)	290,638
26,234	Eczacibasi Ilac Sanayi ve Ticaret AS (a)	99,265
20,753	Finansbank AS (a)*	113,217
37,309	Haci Omer Sabanci Holding AS (a)	294,015
45,301	Hurriyet Gazetecilik ve Matbaacilik A.S. (a)	190,215
18,547	Tofas Turk Otomobil Fabrikasi AS (a)	61,579
48,259	Tupras-Turkiye Petrol Rafinerileri AS (a)	924,331
15,065	Turk Demir Dokum Fabrikalari AS (a)	140,777
14,700	Turk Ekonomi Bankasi AS (a)	323,172
39,026	Turkcell Iletisim Hizmet AS (a)	281,701
147,459	Turkiye Garanti Bankasi AS (a)*	665,110
259,173	Turkiye Is Bankasi, Class C Shares (a)	2,452,162
54,698	Turkiye Vakiflar Bankasi T.A.O., Class D (a)*	360,122

	Total Turkey	10,233,375

United Kingdom — 1.5%
72,900	Anglo American PLC (a)	2,681,067
8,423	Burren Energy PLC (a)	146,880

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

United Kingdom — 1.5% (continued)
13,729	Kazakhmys PLC (a)*	$210,382
37,300	Lonmin PLC (a)	1,483,380

	Total United Kingdom	4,521,709

United States — 0.4%
47,600	BMB Munai Inc.*	416,976
10,891	Polyus Gold Co. (a)*	181,063
6,142	Southern Copper Corp.	489,210

	Total United States	1,087,249

	TOTAL COMMON STOCKS (Cost — $163,959,078)	271,856,088

PREFERRED STOCKS — 5.1%

Brazil — 3.4%
7,500	All America Latina Logistica SA (a)	409,288
18,066	Banco Bradesco SA (a)	748,628
117,830	Banco Itau Holding Financeira SA (a)(c)	3,856,165
13,600	Bradespar SA (a)	451,078
4,636,675	Companhia de Bebidas das Americas (a)	1,951,521
6,746	Companhia de Bebidas das Americas, ADR	286,300
70,799	Itausa - Investimentos Itau SA (a)	306,027
26,000	Perdigao SA (a)	905,270
576	Telefonica Data Brasil Holding (a)*	0
25,266	Universo Online SA*	187,156
29,200	Usinas Siderurgicas de Minas Gerais SA, Class A Shares (a)	935,949

	Total Brazil	10,037,382

Russia — 0.8%
892	Transneft	2,207,700

South Korea — 0.9%
7,700	Hyundai Motor Co., Ltd. (a)	411,871
7,400	LG Electronics Inc. (a)	379,030
3,743	Samsung Electronics Co., Ltd. (a)	1,985,831

	Total South Korea	2,776,732

	TOTAL PREFERRED STOCKS (Cost — $6,199,539)	15,021,814

Face Amount
CORPORATE NOTE — 0.1%
UNITED KINGDOM — 0.1%
$13,340	UBS AG London, Structured Note, due 10/6/06 (Cost — $154,658)	329,765

Rights
RIGHTS (a) — 0.0%

Egypt — 0.0%
1,322	Orascom Contruction Industries*	10,375

Taiwan — 0.0%
362,521	EVA Airways Corp.*	892

	TOTAL RIGHTS (Cost — $0)	11,267

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $170,313,275)	287,218,934

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENT — 0.8%
REPURCHASE AGREEMENT — 0.8%
$2,299,000	State Street Bank & Trust Co. dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity — $2,299,262; (Fully collateralized by U.S. Treasury Note, 4.750% due 11/15/08; Market value — $2,349,790) (Cost — $2,299,000)	$2,299,000

	TOTAL INVESTMENTS — 98.5% (Cost — $172,612,275#)	289,517,934
	Other Assets in Excess of Liabilities — 1.5%	4,433,427

	TOTAL NET ASSETS — 100.0%	$293,951,361

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	All or a portion of this security is segregated for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt

Summary of Investments by Sector* (unaudited)
Financials	21.4%
Energy	19.8
Information Technology	17.5
Materials	13.5
Consumer Discretionary	8.4
Telecommunication Services	7.9
Industrials	5.0
Consumer Staples	3.5
Health Care	1.2
Utilities	1.0
Short-Term Investment	0.8

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Government Money Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.7%

U.S. Government Agencies — 99.7%
$1,500,000	Federal Farm Credit Bank, Bonds, 2.140%, 3/3/06 (a)	$1,499,823
	Federal Home Loan Bank (FHLB):
3,000,000	Bonds, 4.605%, 5/10/06 (b)	2,999,762
	Discount Notes:
3,000,000	4.225%, 4/6/06 (a)	2,987,460
3,000,000	4.228%, 4/12/06 (a)	2,985,370
3,000,000	4.543%, 5/16/06 (a)	2,971,601
3,000,000	4.424%, 5/31/06 (a)	2,966,937
3,000,000	4.452%, 6/14/06 (a)	2,961,938
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
3,000,000	4.199%, 3/13/06 (a)	2,995,860
3,000,000	4.196%, 3/27/06 (a)	2,991,052
3,000,000	4.391%, 5/1/06 (a)	2,977,989
3,000,000	4.541%, 5/9/06 (a)	2,974,206
3,000,000	4.551%, 5/23/06 (a)	2,968,965
3,000,000	4.551%, 6/5/06 (a)	2,964,160
3,000,000	4.500%, 6/6/06 (a)	2,964,433
	Federal National Mortgage Association (FNMA):
	Discount Notes:
31,134,000	4.351%, 3/1/06 (a)	31,134,000
3,500,000	4.182%, 3/20/06 (a)	3,492,389
3,000,000	4.261%, 3/29/06 (a)	2,990,219
3,500,000	4.210%, 4/3/06 (a)	3,486,717
3,000,000	4.535%, 5/3/06 (a)	2,976,464
3,000,000	4.568%, 5/30/06 (a)	2,966,250
3,000,000	4.500%, 6/26/06 (a)	2,957,198
3,000,000	4.653%, 7/3/06 (a)	2,952,777
3,000,000	4.689%, 7/12/06 (a)	2,949,017
3,000,000	4.694%, 7/19/06 (a)	2,946,333
4,400,000	Notes, 4.376%, 9/22/06 (b)	4,398,874

	TOTAL INVESTMENTS — 99.7% (Cost — $103,459,794#)	103,459,794
	Other Assets in Excess of Liabilities — 0.3%	295,702

	TOTAL NET ASSETS — 100.0%	$103,755,496

(a)	Rate shown represents yield-to-maturity.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 13.1%

Aerospace & Defense — 0.1%
$ 80,000	A	Boeing Capital Corp., 6.500% due 2/15/12	$85,546
25,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	25,250
135,000	BBB+	Lockheed Martin Corp., Bonds, 8.500% due 12/1/29	183,945
70,000	BBB+	Loral Corp., Debentures, 7.000% due 9/15/23	80,896
105,000	BBB+	Northrop Grumman Corp., Debentures, 7.750% due 2/15/31	133,711
		Raytheon Co., Notes:
12,000	BBB	6.750% due 8/15/07	12,244
33,000	BBB	6.150% due 11/1/08	33,844

		Total Aerospace & Defense	555,436

Airlines — 0.0%
50,000	AAA	Delta Air Lines Inc., Pass-Through Certificates, Series 2002-1, 6.417% due 7/2/12	50,929

Auto Components — 0.0%
50,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	40,000

Automobiles — 0.4%
		DaimlerChrysler North America Holding Corp.:
640,000	BBB	4.050% due 6/4/08	621,661
100,000	BBB	Medium-Term Notes, Series D, 5.715% due 8/8/06 (a)(b)	100,330
285,000	BBB	Notes, 4.875% due 6/15/10	277,151
1,110,000	BB-	Ford Motor Co., Notes, 7.450% due 7/16/31 (a)	793,650
		General Motors Corp., Senior Debentures:
1,065,000	B	8.250% due 7/15/23	737,512
280,000	B	8.375% due 7/15/33	198,800
110,000	AAA	Toyota Motor Credit Corp., Notes, 2.875% due 8/1/08	104,645

		Total Automobiles	2,833,749

Beverages — 0.0%
215,000	A+	Anheuser-Busch Cos. Inc., Notes, 4.950% due 1/15/14	212,477

Capital Markets — 0.5%
275,000	A+	Bank of New York Co. Inc., Senior Notes, 3.750% due 2/15/08	268,523
20,000	B+	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	20,750
		Goldman Sachs Group Inc., Notes:
230,000	A+	4.500% due 6/15/10	223,643
135,000	A+	4.750% due 7/15/13	129,905
		Lehman Brothers Holdings Inc.:
300,000	A+	Medium-Term Notes, Series H, 4.500% due 7/26/10	291,821
350,000	A+	Notes, 4.000% due 1/22/08	343,316
		Morgan Stanley:
1,125,000	A+	5.050% due 1/21/11	1,114,479
25,000	A+	6.750% due 4/15/11	26,656
205,000	A+	Bonds, 6.100% due 4/15/06	205,310
		Notes:
125,000	A+	5.800% due 4/1/07	125,860
390,000	A+	3.625% due 4/1/08	379,032

		Total Capital Markets	3,129,295

Chemicals — 0.0%
23,000	BB	IMC Global Inc., Series B, 10.875% due 6/1/08	25,587
9,000	BB-	Lyondell Chemical Co., Senior Secured Notes, Series A, 9.625% due 5/1/07	9,360

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Chemicals — 0.0% (continued)
$ 20,000	CCC+	Rhodia SA, Senior Notes, 10.250% due 6/1/10	$22,600
29,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	29,109

		Total Chemicals	86,656

Commercial Banks — 2.2%
		Bank of America Corp.:
		Senior Notes:
375,000	AA-	3.875% due 1/15/08	367,208
320,000	AA-	4.500% due 8/1/10	312,217
		Subordinated Notes:
850,000	A+	7.800% due 2/15/10	928,712
50,000	A+	7.400% due 1/15/11	54,589
90,000	A+	Bank One Corp., Notes, 2.625% due 6/30/08	85,180
200,000	AA-	Banque Paribas NY, Subordinated Notes, 6.875% due 3/1/09	209,314
500,000	AAA	Depfa ACS Bank, Senior Notes, Series DTC, 3.625% due 10/29/08	483,799
425,000	AA-	Deutsche Bank AG NY, 3.843% due 3/15/07 (b)	422,025
		HBOS Treasury Services PLC, Notes:
195,000	AA	3.600% due 8/15/07 (c)	191,149
415,000	AA	3.500% due 11/30/07 (c)	404,548
		HSBC Bank USA:
1,575,000	AA-	3.870% due 6/7/07	1,552,682
600,000	AA-	Senior Notes, Series BKNT, 4.570% due 9/21/07 (a)(b)	601,271
20,000	AA	Rabobank Capital Funding II, 5.260% due 12/31/49 (b)(c)	19,621
40,000	AA	Rabobank Capital Funding Trust III, Subordinated Notes, 5.254% due 12/29/49 (b)(c)	38,739
2,400,000	AAA	Rabobank Nederland, Senior Notes, 4.640% due 1/15/09 (a)(b)(c)	2,400,862
660,000	A	Royal Bank of Scotland Group PLC, 9.118% due 3/31/49	747,199
1,600,000	A+	Santander US Debt SA, Notes, 4.770% due 2/6/09 (a)(b)(c)	1,600,720
100,000	BBB-	Shinsei Finance Cayman Ltd., 6.418% due 1/29/49 (b)(c)	101,313
10,000	A-	Sumitomo Mitsui Banking Corp., New York, Subordinated Notes, 8.000% due 6/15/12	11,362
		SunTrust Banks Inc.:
265,000	A+	Deposit Notes, 4.415% due 6/15/09	259,037
		Senior Notes:
385,000	A+	3.625% due 10/15/07	375,669
145,000	A+	4.000% due 10/15/08	141,036
160,000	AA-	U.S. Bancorp, Senior Medium-Term Notes, Series N, 3.950% due 8/23/07	157,485
550,000	AA-	U.S. Bank National Association, Senior Bank Notes, 4.400% due 8/15/08	541,353
275,000	AA-	Wachovia Bank North America, Senior Bank Notes, 4.375% due 8/15/08	270,672
230,000	A-	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 8/29/49 (b)	228,946
340,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	336,911
		Wells Fargo & Co.:
		Senior Notes:
25,000	AA-	5.125% due 2/15/07	24,966
625,000	AA-	4.200% due 1/15/10	604,994
165,000	AA-	4.625% due 8/9/10	161,981
510,000	AA-	4.875% due 1/12/11	505,056
10,000	A+	Subordinated Notes, 5.000% due 11/15/14	9,847

		Total Commercial Banks	14,150,463

Commercial Services & Supplies — 0.1%
30,000	B-	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13	31,200
9,000	BB-	NationsRent Inc., Secured Notes, 9.500% due 10/15/10	9,911

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Commercial Services & Supplies — 0.1% (continued)
$ 50,000	BB	Service Corp. International, Senior Notes, 7.500% due 6/15/17 (c)	$51,313
		Waste Management Inc.:
185,000	BBB	6.375% due 11/15/12	195,671
40,000	BBB	7.375% due 5/15/29	46,530
100,000	BBB	7.750% due 5/15/32	123,186

		Total Commercial Services & Supplies	457,811

Computers & Peripherals — 0.0%
50,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (c)	53,437

Consumer Finance — 0.0%
90,000	A	SLM Corp., Notes, CPI-Indexed, 4.580% due 4/1/09 (b)	87,675

Containers & Packaging — 0.0%
10,000	CCC+	Graham Packaging Co. Inc., Subordinated Notes, 9.875% due 10/15/14	10,200

Diversified Consumer Services — 0.0%
35,000	B	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (c)	36,750

Diversified Financial Services — 3.4%
200,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (c)	195,673
725,000	AA+	AIG SunAmerica Global Financing XII, Notes, 5.300% due 5/30/07 (c)	725,667
		BAE Systems Holdings Inc.:
800,000	BBB	5.149% due 8/15/08 (a)(b)(c)	801,428
310,000	BBB	5.200% due 8/15/15 (c)	301,761
150,000	AA	Belvoir Land LLC, Series A-1, 5.270% due 12/15/47	142,762
70,000	A	CIT Group Inc., Senior Notes, 7.750% due 4/2/12	78,333
10,000	BB-	Eircom Funding, 8.250% due 8/15/13	10,738
125,000	A-	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14	129,405
		Ford Motor Credit Co.:
100,000	BB-	Bonds, 7.375% due 2/1/11	90,270
		Notes:
835,000	BB-	6.625% due 6/16/08	777,782
500,000	BB-	7.375% due 10/28/09	462,218
30,000	BB-	7.875% due 6/15/10	27,770
		Senior Notes:
1,000,000	BB-	5.800% due 1/12/09	899,077
685,000	BB-	7.250% due 10/25/11 (a)	613,302
		General Electric Capital Corp.:
2,290,000	AAA	5.000% due 11/15/11	2,270,512
		Medium-Term Notes, Series A:
105,000	AAA	3.450% due 7/16/07	102,787
3,130,000	AAA	3.450% due 1/15/08 (a)(b)	3,110,844
145,000	AAA	4.250% due 1/15/08	142,856
960,000	AAA	4.125% due 9/1/09	930,305
1,175,000	AAA	Notes, 3.500% due 8/15/07	1,149,236
		General Motors Acceptance Corp.:
220,000	BB	4.500% due 7/15/06	216,715
10,000	BB	Global Notes, 6.125% due 2/1/07	9,777
10,000	BB	Medium-Term Notes, 4.375% due 12/10/07	9,205
		Notes:
2,000,000	BB	6.125% due 9/15/06 (a)	1,976,084
360,000	BB	6.125% due 1/22/08	339,713

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Diversified Financial Services — 3.4% (continued)
$ 2,090,000	BB	5.625% due 5/15/09 (a)	$1,893,841
220,000	BB	7.750% due 1/19/10	207,510
		HSBC Finance Corp.:
		Notes:
20,000	A	7.200% due 7/15/06	20,154
100,000	A	4.750% due 5/15/09	98,651
585,000	A	4.125% due 11/16/09	563,908
50,000	A	6.375% due 10/15/11	52,392
20,000	A	Senior Notes, 8.000% due 7/15/10	22,044
220,000	A	ILFC E-Capital Trust I, 5.900% due 12/21/65 (b)(c)	219,379
240,000	AA	Irwin Land LLC, 5.300% due 12/15/35 (c)	231,571
		JPMorgan Chase & Co.:
210,000	A	5.150% due 10/1/15	205,938
500,000	A+	Senior Notes, 5.250% due 5/30/07	500,604
545,000	A	Subordinated Notes, 5.125% due 9/15/14	533,938
310,000	A-	JPMorgan Chase Capital XIII, Bonds, Series M, 5.477% due 9/30/34 (b)	313,418
310,000	AAA	MassMutual Global Funding II, 2.550% due 7/15/08 (c)	292,129
425,000	A+	Nationwide Building Society, Notes, 4.250% due 2/1/10 (c)	410,992
330,000	AA+	New York Life Global Funding, Notes, 3.875% due 1/15/09 (c)	319,058
250,000	AA-	Pricoa Global Funding I, Secured Notes, 4.350% due 6/15/08 (c)	245,326
205,000	AA	Principal Life Global Funding I, Notes, 3.625% due 4/30/08 (c)	198,565
130,000	AAA	TIAA Global Markets Inc., Senior Notes, 3.875% due 1/22/08 (c)	127,066
225,000	AAA	USAA Capital Corp., Medium-Term Notes, Series B, 4.000% due 12/10/07 (c)	220,730

		Total Diversified Financial Services	22,191,434

Diversified Telecommunication Services — 0.8%
70,000	A	BellSouth Corp., Notes, 4.750% due 11/15/12	67,839
295,000	A-	British Telecommunications PLC, Bonds, 8.375% due 12/15/10	332,107
60,000	B-	Cincinnati Bell Inc., 7.000% due 2/15/15	60,225
20,000	BB+	Citizens Communications Co., Notes, 9.250% due 5/15/11	22,250
		Deutsche Telekom International Finance BV:
140,000	A-	5.250% due 7/22/13	137,873
185,000	A-	Bonds, 8.250% due 6/15/30	233,300
30,000	A-	France Telecom SA, Notes, 8.500% due 3/1/31	39,495
50,000	A	GTE Corp., Debentures, 6.940% due 4/15/28	53,277
40,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.875% due 1/15/15 (c)	41,700
300,000	BBB+	Koninklijke KPN NV, Senior Note, 8.375% due 10/1/30	343,300
15,000	B	Qwest Capital Funding Inc., 7.750% due 2/15/31	14,831
		Qwest Communications International Inc.:
470,000	B	8.249% due 2/15/09 (b)	482,337
20,000	B	7.250% due 2/15/11	20,525
		SBC Communications Inc.:
80,000	A	Bonds, 6.450% due 6/15/34	82,839
35,000	A	Global Notes, 6.150% due 9/15/34	34,990
		Notes:
800,000	A	4.389% due 6/5/06 (c)	798,563
170,000	A	5.100% due 9/15/14	165,392
		Telecom Italia Capital SA:
30,000	BBB+	5.250% due 11/15/13	29,017
160,000	BBB+	4.950% due 9/30/14	150,576
10,000	BBB+	5.250% due 10/1/15	9,570
70,000	BBB+	Senior Notes, 6.000% due 9/30/34	66,414

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Diversified Telecommunication Services — 0.8% (continued)
$ 160,000	BBB+	Telefonica Europe BV, 7.750% due 9/15/10	$173,960
700,000	A	Verizon Communications Inc., Notes, 5.550% due 2/15/16 (a)	696,174
		Verizon Global Funding Corp., Notes:
55,000	A	6.875% due 6/15/12	59,081
235,000	A	7.375% due 9/1/12	259,303
165,000	A	Verizon Maryland Inc., Debentures, Series B, 5.125% due 6/15/33	139,273
340,000	A	Verizon New Jersey Inc., Debentures, Series A, 5.875% due 1/17/12	342,874

		Total Diversified Telecommunication Services	4,857,085

Electric Utilities — 0.6%
85,000	B+	AES Corp., Secured Notes, 8.750% due 5/15/13 (c)	92,650
30,000	BBB-	Cleveland Electric Illuminating Co., Senior Notes, 5.650% due 12/15/13	30,332
230,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	219,915
		FirstEnergy Corp.:
		Notes:
20,000	BBB-	5.500% due 11/15/06	20,041
565,000	BBB-	7.375% due 11/15/31	660,929
40,000	BBB-	Senior Notes, Series B, 6.450% due 11/15/11	41,882
185,000	A	Florida Power & Light Co., 4.950% due 6/1/35	168,225
245,000	BBB	Florida Power Corp., First Mortgage, 5.900% due 3/1/33	250,618
5,000	A+	Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11	5,278
40,000	BBB-	Midamerican Energy Holdings Co., Senior Notes, 5.875% due 10/1/12	41,101
110,000	A-	Niagara Mohawk Power Corp., Senior Notes, Series G, 7.750% due 10/1/08	116,307
300,000	BBB	Pacific Gas & Electric Co., 6.050% due 3/1/34	311,510
800,000	BBB	PSEG Power LLC, 7.750% due 4/15/11 (a)	880,530
125,000	A-	Public Service Electric & Gas Co., Medium-Term Notes, Series D, 5.250% due 7/1/35	119,034
		Scottish Power PLC:
160,000	BBB+	5.375% due 3/15/15	158,565
300,000	BBB+	Notes, 4.910% due 3/15/10	295,517
175,000	AA	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08 (c)	169,513
130,000	BBB-	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	137,122
250,000	BBB	Virginia Electric and Power Co., Medium-Term Notes, Series F, 5.730% due 11/25/08	252,125

		Total Electric Utilities	3,971,194

Energy Equipment & Services — 0.0%
100,000	BBB	Halliburton Co., Debentures, 7.600% due 8/15/96	119,892
60,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	64,350
18,000	B	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	21,060

		Total Energy Equipment & Services	205,302

Food & Staples Retailing — 0.1%
580,000	AA	Wal-Mart Stores Inc., Notes, 3.375% due 10/1/08	556,621

Food Products — 0.0%
160,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	162,202

Health Care Providers & Services — 0.3%
50,000	BBB-	AmerisourceBergen Corp., 5.875% due 9/15/15 (c)	50,567
60,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	61,500
		HCA Inc.:
		Debentures:
690,000	BB+	6.250% due 2/15/13	686,660
120,000	BB+	7.190% due 11/15/15	125,014

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Health Care Providers & Services — 0.3% (continued)
		Senior Notes:
$ 30,000	BB+	7.875% due 2/1/11	$32,207
50,000	BB+	5.750% due 3/15/14	48,060
49,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	50,225
		Tenet Healthcare Corp., Senior Notes:
76,000	B	6.375% due 12/1/11	68,970
621,000	B	9.875% due 7/1/14	634,972
260,000	A	Unitedhealth Group Inc., Senior Notes, 5.800% due 3/15/36	261,656
150,000	BBB+	WellPoint Inc., Notes, 5.950% due 12/15/34	152,798

		Total Health Care Providers & Services	2,172,629

Hotels, Restaurants & Leisure — 0.1%
		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	B+	6.750% due 4/15/14	25,063
80,000	B+	7.125% due 2/1/16	81,400
11,000	BBB-	Caesars Entertainment Inc., Senior Notes, 8.500% due 11/15/06	11,218
10,000	BB	Hilton Hotels Corp., Notes, 7.625% due 5/15/08	10,451
2,000	BB-	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	2,023
30,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	31,838
		Mandalay Resort Group:
20,000	BB	Debentures, 7.000% due 11/15/36	20,600
		Senior Notes:
10,000	BB	9.500% due 8/1/08	10,850
35,000	BB	8.500% due 9/15/10	38,106
		MGM MIRAGE Inc.:
		Senior Notes:
50,000	BB	6.750% due 9/1/12	51,062
50,000	BB	6.625% due 7/15/15	50,437
6,000	B+	Senior Subordinated Notes, 9.750% due 6/1/07	6,315
		Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
2,000	B+	6.375% due 7/15/09	2,023
10,000	B+	8.000% due 4/1/12	10,563
20,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	21,750
30,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.375% due 5/1/07	30,750
		Station Casinos Inc.:
28,000	BB-	Senior Notes, 6.000% due 4/1/12	28,140
20,000	B+	Senior Subordinated Notes, 6.875% due 3/1/16	20,450
35,000	B+	Subordinated Senior Notes, 6.625% due 3/15/18 (c)	35,087

		Total Hotels, Restaurants & Leisure	488,126

Household Durables — 0.1%
10,000	BB	Beazer Homes USA Inc., 8.375% due 4/15/12	10,450
8,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	8,590
390,000	BBB-	Toll Brothers Financial Corp., Senior Notes, 6.875% due 11/15/12	404,901

		Total Household Durables	423,941

Household Products — 0.1%
20,000	B-	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	20,575
500,000	A-	Clorox Co., Senior Notes, 4.614% due 12/14/07 (a)(b)	501,273

		Total Household Products	521,848

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Independent Power Producers & Energy Traders — 0.2%
		Duke Energy Corp.:
$ 150,000	BBB	Notes, 6.250% due 1/15/12	$156,924
310,000	BBB	Senior Notes, 5.625% due 11/30/12	315,059
110,000	CCC+	Dynegy Holdings Inc., Senior Notes, 8.750% due 2/15/12	122,100
80,000	B-	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	82,200
540,000	BB+	TXU Corp., Notes, Series R, 6.550% due 11/15/34	514,834

		Total Independent Power Producers & Energy Traders	1,191,117

Industrial Conglomerates — 0.2%
150,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	148,668
		Tyco International Group SA:
530,000	BBB+	6.375% due 10/15/11	549,842
420,000	BBB+	6.000% due 11/15/13	429,501
26,000	BBB+	7.000% due 6/15/28	28,608
210,000	BBB+	6.875% due 1/15/29	229,495

		Total Industrial Conglomerates	1,386,114

Insurance — 0.3%
100,000	AA+	ASIF Global Financing XIX, 4.900% due 1/17/13 (c)	97,914
		Berkshire Hathaway Finance Corp.:
190,000	AAA	4.125% due 1/15/10	183,182
245,000	AAA	4.750% due 5/15/12	238,760
500,000	AAA	Notes, 3.400% due 7/2/07	488,545
400,000	AA	Met Life Global Funding I, Notes, 3.375% due 10/5/07 (c)	388,557
190,000	A	MetLife Inc., Senior Notes, 5.700% due 6/15/35	190,419
200,000	AA	Monumental Global Funding III, Secured Notes, Series A, 5.200% due 1/30/07 (c)	199,660

		Total Insurance	1,787,037

IT Services — 0.0%
110,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	116,484

Leisure Equipment & Products — 0.1%
680,000	B	Eastman Kodak Co., Medium-Term Notes, Series A, 6.375% due 6/15/06	684,330

Machinery — 0.0%
45,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	46,575

Media — 0.9%
20,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (c)	20,225
30,000	BBB	BSKYB Finance UK PLC, 6.500% due 10/15/35 (c)	30,107
		Clear Channel Communications Inc.:
100,000	BBB-	Bonds, 4.900% due 5/15/15	89,348
80,000	BBB-	Debentures, 7.250% due 10/15/27	81,467
530,000	BBB-	Notes, 5.500% due 9/15/14	501,590
10,000	BBB-	Senior Notes, 4.625% due 1/15/08	9,848
30,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	34,442
		Comcast Corp.:
510,000	BBB+	6.500% due 1/15/15	534,719
380,000	BBB+	Bonds, Class A, 5.650% due 6/15/35	348,926
80,000	BBB+	Notes, 7.050% due 3/15/33	86,404
450,000	BBB+	Senior Unsecured, 6.500% due 11/15/35	457,582
160,000	BBB-	COX Communications Inc., Notes, 3.875% due 10/1/08	153,482

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Media — 0.9% (continued)
		CSC Holdings Inc.:
$ 4,000	B+	Debentures, 7.875% due 2/15/18	$3,950
65,000	B+	Senior Notes, Series B, 7.625% due 4/1/11	65,813
70,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 6.375% due 6/15/15	70,088
		EchoStar DBS Corp., Senior Notes:
50,000	BB-	6.625% due 10/1/14	48,875
50,000	BB-	7.125% due 2/1/16 (c)	49,750
12,000	B+	Entercom Radio LLC, 7.625% due 3/1/14	12,300
75,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (c)	80,438
40,000	B	Lamar Media Corp., Senior Subordinated Notes, 7.250% due 1/1/13	41,450
		Liberty Media Corp.:
640,000	BB+	7.875% due 7/15/09	676,817
10,000	BB+	5.700% due 5/15/13	9,416
196,000	BB+	Senior Notes, 5.991% due 9/17/06 (b)	197,133
		News America Holdings Inc., Senior Debentures:
125,000	BBB	8.500% due 2/23/25	150,657
140,000	BBB	8.150% due 10/17/36	166,567
		News America Inc.:
315,000	BBB	7.625% due 11/30/28	355,042
185,000	BBB	6.200% due 12/15/34	183,628
20,000	BB-	Reader’s Digest Association Inc., Senior Notes, 6.500% due 3/1/11	19,900
70,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	71,925
10,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	10,263
5,000	B	Sun Media Corp., 7.625% due 2/15/13	5,181
125,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	140,275
50,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	60,203
		Time Warner Inc.:
275,000	BBB+	6.875% due 5/1/12	293,148
385,000	BBB+	7.700% due 5/1/32	444,736
165,000	BBB+	Senior Notes, 7.625% due 4/15/31	188,216
280,000	BBB+	Turner Broadcasting System Inc., Senior Notes, 8.375% due 7/1/13	320,139

		Total Media	6,014,050

Metals & Mining — 0.0%
100,000	A	Corporacion Nacional del Cobre, Senior Notes, 4.750% due 10/15/14 (c)	95,849

Multi-Utilities — 0.1%
		Dominion Resources Inc.:
80,000	BBB	Notes, 4.750% due 12/15/10	77,578
135,000	BBB	Remarketable Notes, Series E, 7.195% due 9/15/14	148,370
330,000	BBB	Senior Notes, 5.700% due 9/17/12	333,178
175,000	BBB	Series D, 5.125% due 12/15/09	173,141

		Total Multi-Utilities	732,267

Multiline Retail — 0.1%
80,000	BBB	Federated Department Stores Inc., Bonds, 6.790% due 7/15/27	84,609
20,000	BB+	JC Penney Co. Inc., Debentures, 7.400% due 4/1/37	23,092
110,000	BBB	May Department Stores Co., 7.875% due 3/1/30	129,987
300,000	A+	Target Corp., Notes, 5.400% due 10/1/08	302,219

		Total Multiline Retail	539,907

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 1.3%
$ 510,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	$600,795
370,000	A-	Apache Finance Canada Corp., 4.375% due 5/15/15	350,342
		Atlantic Richfield Co.:
755,000	AA+	Debentures, 9.125% due 3/1/11	884,783
40,000	AA+	Notes, 5.900% due 4/15/09	41,158
20,000	AA+	BP Capital Markets PLC, 2.750% due 12/29/06	19,658
		Chesapeake Energy Corp., Senior Notes:
40,000	BB	6.375% due 6/15/15	40,200
30,000	BB	6.250% due 1/15/18	30,113
380,000	AA	ChevronTexaco Capital Co., 3.500% due 9/17/07	371,535
		Conoco Funding Co.:
50,000	A-	5.450% due 10/15/06	50,082
80,000	A-	7.250% due 10/15/31	98,915
355,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	423,171
480,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	623,000
210,000	BBB	Devon Financing Corp. ULC, Guaranteed Debentures, 7.875% due 9/30/31	268,208
		El Paso Corp., Medium-Term Notes:
504,000	B-	7.800% due 8/1/31	536,760
195,000	B-	7.750% due 1/15/32	208,162
9,000	B	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	10,785
		EnCana Corp., Bonds:
190,000	A-	6.300% due 11/1/11	199,455
75,000	A-	6.500% due 8/15/34	84,060
965,000	BB+	Kerr-McGee Corp., Secured, 7.875% due 9/15/31 (a)	1,153,600
650,000	BBB	Kinder Morgan Finance, Senior Notes, 5.350% due 1/5/11	646,508
30,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	30,900
14,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	14,455
370,000	BBB	Pemex Project Funding Master Trust, 7.375% due 12/15/14	412,550
95,000	BBB	Petro-Canada, Notes, 5.950% due 5/15/35	96,554
10,000	A-	Petronas Capital Ltd., 7.875% due 5/22/22 (c)	12,468
30,000	B+	Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	30,225
45,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	45,562
90,000	AAA	Seariver Maritime Financial Holdings, zero coupon bond to yield 3.910% due 9/1/12	65,091
49,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	54,635
		Vintage Petroleum Inc.:
30,000	A-	Senior Notes, 8.250% due 5/1/12	32,026
10,000	A-	Senior Subordinated Notes, 7.875% due 5/15/11	10,435
50,000	BB+	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	56,250
		Williams Cos. Inc.:
95,000	B+	Debentures, Series A, 7.500% due 1/15/31	102,837
385,000	B+	Notes, 8.750% due 3/15/32	467,775
30,000	B+	Senior Notes, 7.750% due 6/15/31	33,263
30,000	BBB-	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13	31,601

		Total Oil, Gas & Consumable Fuels	8,137,917

Paper & Forest Products — 0.1%
		Georgia-Pacific Corp.:
		Debentures:
1,000	B	9.500% due 12/1/11	1,098
4,000	B	7.700% due 6/15/15	4,040
1,000	B	Notes, 8.125% due 5/15/11	1,045
80,000	BBB	International Paper Co., Notes, 5.500% due 1/15/14	78,188
715,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	756,649

		Total Paper & Forest Products	841,020

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Pharmaceuticals — 0.1%
$ 770,000	A	Wyeth, Notes, 5.500% due 2/15/16	$776,137

Real Estate — 0.2%
225,000	BBB+	AvalonBay Communities Inc., Medium-Term Notes, 5.000% due 8/1/07	223,920
105,000	BBB	EOP Operating LP, Notes, 7.500% due 4/19/29	118,762
650,000	A-	ERP Operating LP, Notes, 6.625% due 3/15/12	692,507
		Forest City Enterprises Inc., Senior Notes:
10,000	BB-	7.625% due 6/1/15	10,513
19,000	BB-	6.500% due 2/1/17	18,858
9,000	BBB-	Health Care REIT Inc., Notes, 8.000% due 9/12/12	9,916
		Host Marriott LP:
20,000	BB-	Senior Notes, Series I, 9.500% due 1/15/07	20,725
2,000	BB-	Series G, 9.250% due 10/1/07	2,115
325,000	BB+	Rouse Co., Notes, 5.375% due 11/26/13	308,594
		Ventas Realty LP/Ventas Capital Corp.:
10,000	BB+	8.750% due 5/1/09	10,788
30,000	BB	6.750% due 6/1/10	30,787
30,000	BB	9.000% due 5/1/12	34,312
20,000	BB+	7.125% due 6/1/15	21,050

		Total Real Estate	1,502,847

Road & Rail — 0.1%
27,000	CCC+	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	28,688
10,000	B+	Kansas City Southern Railway, 9.500% due 10/1/08	10,850
		Norfolk Southern Corp., Senior Notes:
20,000	BBB+	6.750% due 2/15/11	21,270
105,000	BBB+	7.250% due 2/15/31	127,250
		Union Pacific Corp., Notes:
45,000	BBB	6.650% due 1/15/11	47,437
140,000	BBB	5.375% due 5/1/14	140,390

		Total Road & Rail	375,885

Software — 0.1%
900,000	A-	Oracle Corp./Ozark Holding Inc., Notes, 5.000% due 1/15/11 (c)	889,436

Specialty Retail — 0.0%
30,000	BB-	Amerigas Partners LP, Senior Notes, 7.250% due 5/20/15	30,600
60,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	58,200

		Total Specialty Retail	88,800

Textiles, Apparel & Luxury Goods — 0.0%
30,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	31,050

Thrifts & Mortgage Finance — 0.1%
320,000	A	Countrywide Home Loans Inc., Medium-Term Notes, 4.960% due 2/27/08 (b)	319,986

Tobacco — 0.1%
		Altria Group Inc.:
300,000	BBB	Debentures, 7.750% due 1/15/27	356,655
235,000	BBB	Notes, 7.000% due 11/4/13	255,650
		R.J. Reynolds Tobacco Holdings Inc.:
85,000	BB+	7.250% due 6/1/12	88,400
10,000	BB+	Series B, 7.750% due 5/15/06	10,100

		Total Tobacco	710,805

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Wireless Telecommunication Services — 0.3%
		New Cingular Wireless Services Inc.:
$ 55,000	A	Notes, 8.125% due 5/1/12	$63,095
45,000	A	Senior Notes, 7.350% due 3/1/06	45,000
		Nextel Communications Inc., Senior Notes:
60,000	A-	Series D, 7.375% due 8/1/15	63,502
15,000	A-	Series F, 5.950% due 3/15/14	15,096
10,000	BB	Rogers Wireless Communications Inc., Secured Notes, 6.375% due 3/1/14	10,150
		Sprint Capital Corp.:
100,000	A-	6.125% due 11/15/08	102,275
		Notes:
760,000	A-	6.000% due 1/15/07	765,357
170,000	A-	8.750% due 3/15/32	223,971
		Vodafone Group PLC:
390,000	A+	Notes, 3.950% due 1/30/08	382,004
160,000	A+	Senior Notes, 7.750% due 2/15/10	173,705

		Total Wireless Telecommunication Services	1,844,155

		TOTAL CORPORATE BONDS & NOTES (Cost — $85,599,054)	85,367,028

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.7%
		U.S. Treasury Bonds, Inflation Indexed:
647,404	AAA	2.375% due 1/15/25	688,323
2,482,825	AAA	2.000% due 1/15/26 (a)	2,498,149
47,892	AAA	3.875% due 4/15/29	65,447
		U.S. Treasury Notes, Inflation Indexed:
6,402,092	AAA	2.000% due 1/15/14 (a)	6,408,098
156,630	AAA	2.000% due 7/15/14	156,881
412,324	AAA	1.625% due 1/15/15 (a)	400,196
1,143,470	AAA	1.875% due 7/15/15 (a)	1,132,884

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $11,327,623)	11,349,978

ASSET-BACKED SECURITIES — 5.3%

Automobiles — 2.4%
2,450,000	AAA	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.050% due 7/15/09 (a)	2,421,029
1,825,000	AAA	Chase Manhattan Auto Owner Trust, Series 2005-B, Class A3, 4.840% due 7/15/09	1,821,865
1,900,000	AAA	DaimlerChrysler North America Holding Corp., Series 2004-C, Class A-4, 3.280% due 12/8/09	1,844,967
		Ford Credit Auto Owner Trust:
1,900,000	AAA	Series 2005-A, Class A3, 3.480% due 11/15/08	1,878,323
2,100,000	AAA	Series 2006-A, Class A3, 5.050% due 3/15/10	2,101,312
49,613	AAA	M&I Auto Loan Trust, Series 2003-1, Class A3, 2.310% due 2/20/08	49,311
2,375,000	AAA	Nissan Auto Receivables Owner Trust, Series 2005-B, Class A3, 3.990% due 7/15/09	2,345,651
1,850,000	AAA	USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12	1,844,784
1,525,000	AAA	Wachovia Auto Owner Trust, Series 2005-B, Class A3, 4.790% due 4/20/10 (a)	1,520,113

		Total Automobiles	15,827,355

Credit Card — 1.3%
1,500,000	AAA	Bank One Issuance Trust, Series 2003-A9, Class A9, 3.860% due 6/15/11	1,459,201
		MBNA Credit Card Master Note Trust:
1,775,000	AAA	Series 2003-A7, Class A7, 2.650% due 11/15/10	1,687,290
1,575,000	AAA	Series 2004-A4, Class A4, 2.700% due 9/15/09	1,535,710
1,650,000	AAA	Series 2005-A7, Class A7, 4.300% due 2/15/11	1,624,788
1,900,000	AAA	Series 2006-A1, Class A1, 4.900% due 7/15/11	1,895,839

		Total Credit Card	8,202,828

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Home Equity — 1.6%
$ 1,447,863	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 4.821% due 9/25/35 (a)(b)	$1,449,273
644,404	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 5.071% due 11/25/33 (b)	646,750
1,500,000	AAA	Bear Stearns Asset Backed Securities Inc., Series 2004-FR3, Class 1A2, 5.101% due 9/25/34 (a)(b)	1,512,776
		Chase Funding Mortgage Loan Asset-Backed Certificates:
5,385	AAA	Series 2002-2, Class 2A1, 4.831% due 5/25/32 (b)	5,394
5,562	AAA	Series 2002-3, Class 2A1, 4.901% due 8/25/32 (b)	5,569
		Countrywide Asset-Backed Certificates:
6,009	AAA	Series 2001-BC3, Class A, 4.821% due 12/25/31 (b)	6,014
5,025	AAA	Series 2002-3, Class 1A1, 4.951% due 5/25/32 (b)	5,031
91,221	AAA	Series 2003-BC2, Class 2A1, 4.881% due 6/25/33 (b)	91,406
400,826	AAA	Series 2004-S1, Class A1, 4.801% due 12/25/18 (b)	401,105
708,173	AAA	Series 2004-SD4, Class A1, 4.961% due 12/25/34 (b)(c)	709,327
400,000	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35 (b)	391,843
		Countrywide Home Equity Loan Trust:
562,337	AAA	Series 2001-A, Class A, 4.810% due 4/15/27 (b)	562,717
11,871	AAA	Series 2002-C, Class A, 4.810% due 5/15/28 (b)	11,886
1,301,244	AAA	Series 2005-F, Class 2A, 4.810% due 12/15/35 (a)(b)	1,301,894
1,251,171	AAA	Series 2005-H, Class 2A, 4.810% due 12/15/35 (a)(b)	1,252,547
2,209	AAA	Delta Funding Home Equity Loan Trust, Series 1998-4, Class A1A, 5.770% due 2/15/31 (b)	2,211
		EMC Mortgage Loan Trust:
17,077	AAA	Series 2002-B, Class A1, 5.180% due 2/25/41 (b)(c)	17,077
86,067	AAA	Series 2003-A, Class A1, 5.131% due 8/25/40 (b)(c)	86,914
		Option One Mortgage Loan Trust:
8,108	AAA	Series 2002-6, Class A2, 4.981% due 11/25/32 (b)	8,137
15,786	AAA	Series 2003-1, Class A2, 5.001% due 2/25/33 (b)	15,835
100,000	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	106,349
1,255,499	AAA	Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 4.701% due 9/25/35 (a)(b)	1,252,725
224,295	AAA	Structured Asset Investment Loan Trust, Series 2003-BC5, Class 2A, 4.921% due 6/25/33 (b)	224,457
		Structured Asset Securities Corp.:
77,857	AAA	Series 2002-14A, Class 2A1, 6.150% due 7/25/32 (a)(b)	79,367
478,838	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31 (c)	431,854

		Total Home Equity	10,578,458

		TOTAL ASSET-BACKED SECURITIES (Cost — $34,848,131)	34,608,641

MORTGAGE-BACKED SECURITIES — 30.6%
FHLMC — 2.6%
		Federal Home Loan Mortgage Corp. (FHLMC):
293,166		8.500% due 12/1/06-7/1/17	312,185
183,549		8.000% due 8/1/08-6/1/17	194,517
25,715		9.500% due 10/1/08-8/1/16	27,282
23,608		10.000% due 4/1/09-10/1/09	24,838
10,866		10.250% due 5/1/09-2/1/10	11,520
12,510		9.000% due 8/1/09-10/1/09	12,995
32,268		11.500% due 10/1/15	35,305
600,000		5.000% due 12/15/17	588,263
8,053		16.567% due 2/15/24 (b)(d)	1,586
242,196		4.352% due 12/1/34 (b)	238,350
228,646		4.079% due 1/1/35 (b)	222,662
37,864		5.000% due 3/1/35	36,712
949,890		5.500% due 4/15/35	951,415

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
FHLMC — 2.6% (continued)
	Gold:
$ 52,596	8.500% due 9/1/08-2/1/18	$55,764
43,354	8.000% due 8/1/09-8/1/12	45,131
4,323	9.500% due 4/1/10	4,578
156,280	7.000% due 5/1/12-8/1/12	161,159
189,466	5.500% due 10/1/13-4/1/18	190,436
240,222	6.500% due 7/1/14 (a)	240,598
5,840,094	6.000% due 5/1/16-1/1/36	5,915,255
2,270,767	5.500% due 3/1/17-7/1/18 (a)	2,281,533
1,161,506	4.500% due 8/1/18-8/1/20	1,125,915
3,593,765	5.000% due 7/1/19-1/1/36	3,539,948
1,000,000	5.000% due 3/1/36 (e)(f)	969,062

	TOTAL FHLMC	17,187,009

FNMA — 26.4%
	Federal National Mortgage Association (FNMA):
28,084	8.500% due 6/1/06-6/1/17	29,167
49,353	9.000% due 3/1/08-3/1/18	50,728
5,873,345	5.500% due 12/1/08-11/1/35	5,898,670
34,046	9.500% due 11/1/09-11/1/21	35,675
774,148	5.507% due 12/1/11	782,056
8,493	10.750% due 10/1/12	8,987
4,552,904	6.000% due 4/1/16-8/1/34 (a)	4,601,422
1,043,241	6.000% due 4/1/16-9/1/35	1,056,353
16,090	8.000% due 8/1/17	17,246
6,584,557	5.500% due 11/1/17-9/1/35	6,594,733
3,187,775	5.000% due 1/1/18-9/1/35	3,146,918
9,756,969	5.000% due 3/25/18-12/1/35	9,526,188
7,993,559	4.000% due 7/1/18-5/1/20 (a)	7,616,716
2,633,947	4.500% due 7/1/19-11/1/35	2,504,623
97,788	4.000% due 7/1/19-4/1/40	93,227
387,701	4.500% due 12/1/19-10/1/35	375,141
139,362	4.000% due 8/1/20 (a)	132,645
4,999	10.000% due 1/1/21	5,508
3,347,344	6.500% due 11/1/23-10/1/34	3,434,197
159,681	7.000% due 9/1/26 (a)	165,721
80,757	6.418% due 1/1/30 (a)(b)	82,214
55,688	6.565% due 3/1/30 (a)(b)	55,881
136,369	5.031% due 10/25/30 (a)(b)	137,499
2,374,036	6.000% due 1/1/32-10/1/35	2,399,950
289,421	4.970% due 5/18/32 (a)(b)	291,712
512,720	7.000% due 6/1/32-2/1/33	530,638
1,038,919	6.500% due 7/1/33-12/1/34	1,064,890
17,158,759	5.500% due 4/1/34 (a)	17,042,583
15,055,319	5.500% due 9/1/34 (a)	14,940,648
584,070	4.215% due 12/1/34 (b)	571,413
79,630	4.257% due 12/1/34	77,999
5,802,825	4.500% due 1/1/35-4/1/35 (a)	5,466,234
701,509	4.500% due 4/1/35-10/1/35 (a)	660,818
1,457,196	4.581% due 9/1/35 (a)(b)	1,440,867
1,474,767	5.447% due 10/1/35 (a)(b)	1,519,441

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount		Security	Value
FNMA — 26.4% (continued)
$ 889,313		5.449% due 10/1/35 (b)	$916,252
296,690		5.372% due 11/1/35 (b)	305,627
299,103		5.384% due 11/1/35 (b)	308,119
598,280		5.430% due 11/1/35 (b)	616,389
300,318		5.436% due 11/1/35 (b)	309,408
596,344		5.457% due 11/1/35 (b)	614,423
5,260,899		5.018% due 1/1/36 (a)(b)	5,213,032
500,000		4.500% due 3/1/36 (e)(f)	470,781
24,900,000		5.000% due 3/1/36 (e)(f)	24,191,894
31,300,000		5.500% due 3/1/36 (e)(f)	31,016,359
5,000,000		5.500% due 3/1/36 (e)	4,951,560
7,300,000		6.000% due 3/1/36 (e)(f)	7,368,438
1,500,000		6.500% due 3/1/36 (e)(f)	1,536,093
905,761		4.002% due 4/1/40 (b)	883,753
265,420		6.168% due 4/1/40 (b)	270,658
940,000		Grantor Trust, 5.763% due 12/25/11	975,082

		TOTAL FNMA	172,306,576

GNMA — 1.6%
		Government National Mortgage Association (GNMA):
232,300		6.500% due 6/15/08	235,398
11,021		11.000% due 7/15/10-9/15/10	11,931
851,752		6.000% due 6/20/15	866,058
159,292		8.500% due 11/20/16-8/15/30	171,559
25,200		9.500% due 12/15/16-8/15/19	27,745
96,916		9.000% due 4/20/17-9/15/30	105,310
270,082		5.120% due 12/16/25 (a)(b)	272,794
225,116		4.375% due 2/20/26 (a)(b)	226,288
120,459		5.125% due 10/20/27 (a)(b)	121,343
4,138		8.000% due 3/20/30	4,413
188,815		4.375% due 5/20/30 (a)(b)	190,190
206,116		4.970% due 3/16/32 (a)(b)	207,689
156,824		5.000% due 1/15/33	154,581
30,551		5.500% due 8/15/33	30,680
45,321		4.500% due 9/15/33 (a)	43,488
4,054,557		5.000% due 9/15/33 (a)	3,996,559
2,955,406		5.000% due 10/15/33	2,913,131
987,523		3.750% due 5/20/34 (b)	963,805

		TOTAL GNMA	10,542,962

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $201,766,073)	200,036,547

	Rating‡
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.3%
		Banc of America Commercial Mortgage Inc.:
1,004,147	Aaa (g)	Series 2001-1, Class A2, 6.503% due 4/15/36	1,048,111
1,777,369	AAA	Series 2003-1, Class A1, 3.878% due 9/11/36	1,703,775
1,060,000	AAA	Series 2005-1, Class A4, 4.881% due 11/10/42 (b)	1,050,946
1,000,000	AAA	Series 2005-3, Class A3A, 4.621% due 7/10/43	964,485
		Banc of America Funding Corp.:
15,707	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	15,367
769,515	AAA	Series 2005-B, Class 2A1, 5.120% due 4/20/35 (b)	761,964

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.3% (continued)
$ 457,964	Aaa (g)	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	$447,445
1,200,000	AAA	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464% due 4/11/37	1,212,172
274,401	AAA	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 5.060% due 9/28/43 (b)	274,816
141,471	AAA	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.620% due 2/25/33 (a)(b)	141,148
		Bear Stearns Alt-A Trust:
1,032,933	AAA	Series 2005-2, Class 2A4, 4.763% due 4/25/35 (a)(b)	1,019,573
630,313	AAA	Series 2005-4, Class 23A2, 5.416% due 5/25/35 (a)(b)	627,801
		Bear Stearns Commercial Mortgage Securities Inc.:
325,000	AAA	Series 2004-PWR6, Class A6, 4.825% due 11/11/41	314,353
1,030,000	Aaa (g)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	1,012,265
198,370	Aaa (g)	Capco America Securitization Corp., Series 1998-D7, Class A1A, 5.860% due 10/15/30	198,505
		Chase Commercial Mortgage Securities Corp.:
2,000,000	AAA	Series 1997-1, Class D, 7.370% due 6/19/29 (a)	2,043,490
410,000	AAA	Series 2000-3, Class A2, 7.319% due 10/15/32	440,569
		Commercial Mortgage Acceptance Corp.:
100,000	AAA	Series 1997-ML1, Class A3, 6.570% due 12/15/30	101,667
896,918	AAA	Series 1998-C2, Class A2, 6.030% due 9/15/30	907,988
920,000	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32 (b)	979,888
		Commercial Mortgage Pass Through Certificates:
1,475,000	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,414,291
800,000	AAA	Series 2005-F10A, Class MOA1, 4.750% due 3/15/20 (a)(b)(c)	800,396
		Countrywide Alternative Loan Trust:
947,793	AAA	Series 2005-27, Class 2A3, 5.178% due 8/25/35 (b)	955,346
1,786,251	AAA	Series 2005-59, Class 1A1, 4.900% due 11/20/35 (a)(b)	1,794,978
		Countrywide Home Loans:
		Series 2005-11:
1,168,497	AAA	Class 3A3, 4.921% due 4/25/35 (b)	1,174,094
1,043,807	AAA	Class 6A1, 4.881% due 3/25/35 (a)(b)	1,048,866
1,154,768	AAA	Series 2005-R1, Class 1AF1, 4.941% due 3/25/35 (a)(b)(c)	1,159,486
142,199	Aaa (g)	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538% due 6/15/31	145,011
1,445,000	Aaa (g)	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.340% due 10/10/32	1,539,591
976,668	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 4.970% due 11/19/44 (b)	979,700
		Federal Home Loan Mortgage Corp. (FHLMC):
2,160,000	AAA	PAC-1(11), Series 3078, Class PA, 5.500% due 7/15/24	2,170,274
1,025,000	AAA	Series 3084, Class BC, 5.500% due 12/15/24	1,029,538
2,986,796	AAA	Structured Pass Through Securities, Series T-61, Class 1A1, 4.878% due 7/25/44 (a)(b)	3,050,255
2,209,319	AAA	STRIPS, Series 231, Class IO, 5.500% due 8/1/35 (d)	517,757
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
409,136	AAA	Series 2000-T06, Class A3, 5.293% due 1/25/28 (b)	414,387
228,310	AAA	Series 2002-T06, Class A1, 3.310% due 2/25/32	211,957
1,595,985	AAA	Series 2005-057, Class PA, PAC, 5.500% due 5/25/27	1,602,523
771,778	AAA	Series 2005-058, Class EP, PAC, 5.500% due 7/25/35	771,813
1,520,000	AAA	Series 2005-084, Class XM, 5.750% due 10/25/35	1,533,650
1,025,000	AAA	Series 2005-105, Class TL, PAC, 5.500% due 11/25/31	1,027,627
2,690,022	AAA	Series 367, Class 2, 5.500% due 1/25/36 (d)	649,576
925,000	AAA	First Union National Bank Commercial Mortgage, Series 2001-C3, Class A3, 6.423% due 8/15/33	972,046
709,688	AAA	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2, 6.560% due 11/18/35	726,174
463,963	AAA	Fremont Home Loan Trust, Series 2004-C, Class 2A1, 4.851% due 1/25/32 (b)	464,528

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.3% (continued)
		GE Capital Commercial Mortgage Corp.:
$ 1,130,000	Aaa (g)	Series 2002-1A, Class A3, 6.269% due 12/10/35	$1,189,281
1,850,000	AAA	Series 2005-C4, Class A4, 5.334% due 11/10/45 (b)	1,864,764
		GMAC Commercial Mortgage Securities Inc.:
152,571	Aaa (g)	Series 1998-C1, Class A2, 6.700% due 5/15/30	156,454
813,780	Aaa (g)	Series 1999-C3, Class A2, 7.179% due 8/15/36	856,223
975,000	AA+	Series 2000-C2, Class B, 7.594% due 8/16/33	1,060,179
		GS Mortgage Securities Corp. II:
1,238,037	AAA	Series 1998-C1, Class A3, 6.135% due 10/18/30	1,261,317
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/3/18 (a)(c)	324,636
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,178,256
738,613	AAA	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 4.541% due 9/25/35 (a)(b)	724,782
956,637	AAA	Homebanc Mortgage Trust, Series 2005-04, Class A1, 4.851% due 10/25/35 (b)	958,552
36,648	AAA	Impac CMB Trust, Series 2003-1, Class 1A1, 4.981% due 3/25/33 (b)	36,688
218,184	AAA	Impac Secured Assets Corp., Series 2004-3, Class 1A1, 4.781% due 11/25/34 (b)	218,362
		Indymac Index Mortgage Loan Trust:
919,518	AAA	Series 2004-AR15, Class 1A1, 5.099% due 2/25/35 (b)	913,725
315,913	AAA	Series 2005-AR15, Class A2, 5.099% due 9/25/35 (b)(h)	308,608
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	624,895
80,000	Aaa (g)	Series 2005-CB12, Class A4, 4.895% due 9/12/37	77,674
100,000	Aaa (g)	Series 2005-CB13, Class A4, 5.295% due 1/12/43 (b)	100,471
1,200,000	Aaa (g)	Series 2005-LDP4, Class A4, 4.918% due 10/15/42 (a)(b)	1,166,519
1,425,000	AAA	Keycorp, Series 2000-C1, Class A2, 7.727% due 5/17/32	1,536,972
423,447	Aaa (g)	LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1, 7.105% due 10/15/32	427,147
		LB-UBS Commercial Mortgage Trust:
706,127	AAA	Series 2000-C5, Class A1, 6.410% due 12/15/19	717,805
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,114,133
		Series 2005-C3:
310,000	AAA	Class A5, 4.739% due 7/15/30	298,067
400,000	AAA	Class AAB, 4.664% due 7/15/30	386,274
		Lehman XS Trust:
1,369,863	AAA	Series 2005-5N, Class 1A1, 4.701% due 11/25/35 (a)(b)	1,371,576
773,524	AAA	Series 2005-7N, Class 1A1B, 4.881% due 12/25/35 (b)	776,321
1,600,000	AAA	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 3.787% due 11/21/34 (a)(b)	1,519,209
478,001	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A2, 4.496% due 2/25/35 (b)	467,357
		MLCC Mortgage Investors Inc., Series 2005-1:
276,701	Aaa (g)	Class 2A1, 4.969% due 4/25/35 (b)	273,270
848,551	Aaa (g)	Class 2A2, 4.969% due 4/25/35 (b)	838,027
480,000	AAA	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989% due 8/13/42	469,562
64,166	AAA	Nationslink Funding Corp., Series 1999-LTL1, Class A2, 6.867% due 1/22/26	67,057
200,000	AAA	Nomura Asset Securities Corp., Series 1996-MD5, Class A1B, 7.120% due 4/13/39	200,295
1,715	Aaa (g)	Ocwen Residential MBS Corp., Series 1998-R1, Class A1, step bond to yield 4.730% due 10/25/40 (c)	1,710
		Residential Asset Mortgage Products Inc.:
34,849	AAA	Series 2003-RS4, Class AIIB, 4.911% due 5/25/33 (b)	35,108
417,465	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	431,424
266,522	AAA	Residential Asset Securities Corp., Series 2003-KS1, Class A1, 4.991% due 1/25/33 (b)	267,252
		Small Business Administration:
846,243	Aaa (g)	Series 1999-P10B, Class 1, 7.540% due 8/10/09 (a)	891,451
930,884	Aaa (g)	Series 2000-P10A, Class 1, 8.017% due 2/10/10 (a)	990,380
1,271,423	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/15	1,236,898
		Small Business Administration Participation Certificates:
714,286	Aaa (g)	7.700% due 7/1/16 (a)	749,258

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.3% (continued)
$ 1,342,893	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13 (a)	$1,368,258
432,319	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15 (a)	445,965
905,698	Aaa (g)	Series 1995-20K, Class 1, 6.650% due 11/1/15 (a)	931,670
2,633,662	Aaa (g)	Series 1999-20L, Class 1, 7.190% due 12/1/19 (a)	2,793,673
2,072,756	Aaa (g)	Series 2000-20A, Class 1, 7.590% due 1/1/20 (a)	2,222,759
2,062,584	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22 (a)	2,053,244
		Structured Adjustable Rate Mortgage Loan Trust:
1,549,676	AAA	Series 2004-6, Class 4A1, 4.845% due 6/25/34 (b)	1,501,067
999,268	AAA	Series 2004-16, Class 1A2, 4.998% due 11/25/34 (a)(b)	1,002,199
1,182,358	AAA	Series 2005-19XS, Class 1A1, 4.901% due 10/25/35 (b)	1,187,850
		Washington Mutual Inc.:
2,086,021	AAA	Series 2003-R1, Class A1, 4.851% due 12/25/27 (a)(b)	2,086,631
127,873	AAA	Series 2004-AR11, Class A, 4.590% due 10/25/34 (b)	125,276
943,449	AAA	Series 2004-AR12, Class A2A, 4.953% due 10/25/44 (b)	945,702
1,000,000	AAA	Series 2005-AR4, Class A5, 4.678% due 4/25/35 (b)	972,440
1,228,887	AAA	Series 2005-AR13, Class A1A1, 4.871% due 10/25/45 (a)(b)	1,235,325
1,875,200	AAA	Series 2005-AR19, Class A1A2, 4.871% due 12/25/45 (a)(b)	1,880,624
1,472,229	AAA	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 4.861% due 11/25/45 (a)(b)	1,476,104
1,615,188	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.525% due 6/25/34 (b)	1,570,236

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $93,708,751)	93,307,154

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.7%

U.S. Government Agencies — 4.1%
240,000		Federal Agricultural Mortgage Corp. (FAMC), 4.250% due 7/29/08	236,466
400,000		Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	399,666
770,000		Federal Home Loan Bank Global Bond, 4.800% due 2/15/07	769,098
		Federal Home Loan Bank System (FHLB):
120,000		4.875% due 11/15/06	119,983
70,000		3.500% due 11/15/07	68,420
580,000		4.125% due 4/18/08	571,437
30,000		3.625% due 11/14/08	29,042
		Federal Home Loan Mortgage Corp. (FHLMC):
2,125,000		4.000% due 7/13/07	2,099,322
1,120,000		4.375% due 11/16/07 (a)	1,110,433
1,610,000		4.750% due 1/18/11 (a)	1,599,200
200,000		4.500% due 7/15/13	195,240
780,000		5.000% due 7/15/14	786,259
850,000		6.750% due 3/15/31 (a)	1,073,234
650,000		5.625% due 11/23/35	648,400
		Federal National Mortgage Association (FNMA):
60,000		2.710% due 1/30/07	58,830
1,500,000		3.250% due 11/15/07 (a)	1,460,222
3,260,000		4.000% due 1/26/09 (a)	3,180,313
2,600,000		3.740% due 2/24/09 (a)	2,517,627
230,000		3.125% due 3/16/09	218,295
7,144,513		5.500% due 11/1/34 (a)	7,090,096
576,500		5.500% due 2/1/35 (a)	572,109
692,369		4.500% due 3/1/35	652,208
130,000		Step bond to yield 3.000% due 4/26/19	129,574
1,210,000		Tennessee Valley Authority, 5.880% due 4/1/36 (a)	1,377,464

		Total U.S. Government Agencies	26,962,938

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value

U.S. Government Obligations — 24.6%
	U.S. Treasury Bonds:
$ 1,800,000	9.125% due 5/15/18 (a)	$2,537,930
150,000	9.000% due 11/15/18 (a)	211,441
580,000	8.500% due 2/15/20	803,300
4,945,000	8.750% due 8/15/20 (a)	7,023,641
2,205,000	8.000% due 11/15/21	3,004,831
70,000	7.250% due 8/15/22	90,221
11,130,000	6.250% due 8/15/23 (a)	13,163,841
1,000,000	6.875% due 8/15/25 (a)	1,276,329
665,000	6.000% due 2/15/26	777,479
665,000	6.750% due 8/15/26	843,953
500,000	6.625% due 2/15/27 (a)	628,828
2,990,000	6.125% due 11/15/27	3,575,621
100,000	5.500% due 8/15/28 (a)	111,523
20,000	6.125% due 8/15/29	24,152
2,560,000	6.250% due 5/15/30 (a)	3,154,301
110,000	5.375% due 2/15/31	122,482
	U.S. Treasury Notes:
550,000	2.750% due 6/30/06	546,778
470,000	2.625% due 11/15/06	463,299
600,000	3.125% due 1/31/07 (a)	591,610
160,000	2.250% due 2/15/07	156,331
6,010,000	3.750% due 3/31/07 (a)	5,949,906
120,000	3.125% due 5/15/07	117,811
220,000	4.000% due 8/31/07	217,835
37,625,000	4.375% due 1/31/08 (a)	37,419,266
2,270,000	3.375% due 2/15/08 (a)	2,215,910
4,070,000	3.750% due 5/15/08 (a)	3,993,692
3,000,000	4.500% due 2/15/09 (a)	2,987,580
210,000	2.625% due 3/15/09	198,048
40,000	3.875% due 5/15/09	39,087
40,000	4.000% due 6/15/09	39,219
100,000	3.625% due 7/15/09 (a)	96,852
3,885,000	3.500% due 8/15/09 (a)	3,744,476
1,000,000	3.375% due 10/15/09 (a)	958,165
3,400,000	3.500% due 12/15/09 (a)	3,267,454
600,000	3.625% due 1/15/10 (a)	578,696
1,750,000	4.000% due 4/15/10 (a)	1,708,507
900,000	3.875% due 5/15/10 (a)	874,126
24,000,000	4.250% due 10/15/10 (a)	23,635,320
3,630,000	4.250% due 1/15/11 (a)	3,575,554
4,510,000	4.500% due 2/28/11	4,491,329
3,920,000	4.125% due 5/15/15 (a)	3,785,407
14,935,000	4.500% due 11/15/15 (a)	14,832,337
4,310,000	4.500% due 2/15/16	4,295,186
850,000	4.500% due 2/15/36	849,801
	U.S. Treasury Strip Principal (STRIPS):
2,535,000	Zero coupon bond to yield 4.540% due 11/15/21	1,216,491
230,000	Zero coupon bond to yield 5.480% due 8/15/26	89,281
1,120,000	Zero coupon bond to yield 4.770% due 11/15/27	412,076

	Total U.S. Government Obligations	160,697,303

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $188,543,133)	187,660,241

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 0.6%

Illinois — 0.0%
$ 210,000	AA	Illinois State GO, 5.100% due 6/1/33	$206,044

New York — 0.1%
400,000	A+	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters, 5.250% due 10/1/35 (a)	454,484

Oregon — 0.1%
600,000	AAA	Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon bond to yield 4.170% due 6/30/09	506,832

Texas — 0.2%
700,000	AAA	DeSoto, TX, ISD, GO, Building, PSF-GTD-Insured, 5.000% due 8/15/30 (a)	728,532
345,000	AA	Texas State PFA Revenue, Unemployment Compensation, Series B, 3.125% due 6/15/07	336,954

		Total Texas	1,065,486

Virginia — 0.2%
1,300,000	BBB	Tobacco Settlement Financing Corp., Asset Backed, 5.625% due 6/1/37 (a)	1,324,739

		TOTAL MUNICIPAL BONDS (Cost — $3,502,458)	3,557,585

SOVEREIGN BONDS — 1.8%

Brazil — 0.5%
		Federative Republic of Brazil:
253,000	BB-	7.875% due 3/7/15	284,056
325,000	BB-	8.875% due 10/14/19 (a)	393,656
125,000	BB-	8.875% due 4/15/24	153,250
170,000	BB-	12.250% due 3/6/30	277,312
1,050,000	BB-	11.000% due 8/17/40 (a)	1,395,975
350,000	BB-	Collective Action Securities, 8.750% due 2/4/25 (a)	425,250
28,000	BB-	Global Bonds, Series B, 8.875% due 4/15/24	34,300

		Total Brazil	2,963,799

Bulgaria — 0.0%
180,000	BBB	Republic of Bulgaria, 8.250% due 1/15/15	216,000

Canada — 0.0%
170,000	AA	Ontario Province of Canada, 3.500% due 9/17/07	166,295

China — 0.1%
1,000,000	AA-	Hong Kong Government International Bond, 5.125% due 8/1/14 (a)(c)	997,791

Colombia — 0.1%
		Republic of Colombia:
130,000	BB	8.125% due 5/21/24	152,295
220,000	BB	Medium-Term Notes, 11.750% due 2/25/20	329,340

		Total Colombia	481,635

Italy — 0.0%
55,000	AA-	Republic of Italy, Series DTC, 4.375% due 10/25/06	54,796

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating‡	Security	Value

Mexico — 0.5%
		United Mexican States:
$ 695,000	BBB	8.125% due 12/30/19	$861,800
550,000	BBB	11.500% due 5/15/26	915,750
		Medium-Term Notes:
190,000	BBB	8.300% due 8/15/31	249,375
25,000	BBB	Series A, 8.000% due 9/24/22	31,000
930,000	BBB	Notes, Series A, 7.500% due 4/8/33 (a)	1,131,345

		Total Mexico	3,189,270

Panama — 0.0%
		Republic of Panama:
40,000	BB	8.875% due 9/30/27	50,300
26,000	BB	6.700% due 1/26/36	26,520

		Total Panama	76,820

Peru — 0.1%
		Republic of Peru:
290,000	BB	8.750% due 11/21/33	352,350
164,000	BB	PDI, 5.000% due 3/7/17 (b)	160,720

		Total Peru	513,070

Russia — 0.5%
2,840,000	BBB	Russian Federation, step bond to yield 3.910% due 3/31/30 (a)	3,209,200

South Korea — 0.0%
20,000	A	Export-Import Bank of Korea, Notes, 5.250% due 2/10/14 (c)	19,875

		TOTAL SOVEREIGN BONDS (Cost — $10,421,680)	11,888,551

Shares
PREFERRED STOCKS — 0.0%
FINANCIALS — 0.0%

Diversified Financial Services — 0.0%
100		Home Ownership Funding II, step coupon to yield 2.570% (c)	28,297

HEALTH CARE — 0.0%

Health Care Equipment & Supplies — 0.0%
41		Fresenius Medical Care Capital Trust II, 7.875%	42,537

INDUSTRIALS — 0.0%

Airlines — 0.0%
16		US Airways Group Inc., Class A Shares (h)(i)*	0

		TOTAL PREFERRED STOCKS (Cost — $106,494)	70,834

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Shares	Security	Value
CONVERTIBLE PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%

Automobiles — 0.1%
	General Motors Corp.:
21,900	Senior Debentures, Series A, 4.500% due 3/6/32	$496,692
4,400	Senior Debentures, Series B, 5.250% due 3/6/32	66,924

	TOTAL CONSUMER DISCRETIONARY	563,616

TELECOMMUNICATION SERVICES — 0.0%

Diversified Telecommunication Services — 0.0%
35	McLeodUSA Inc., 2.500% due 4/18/12 (h)*	0

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $597,390)	563,616

Warrants
WARRANTS (h) — 0.0%
77	McLeodUSA Inc., expires 4/16/07 (h)*	0
16	US Airways Group Inc., Class A1, expires 4/16/07 (i)*	0

	TOTAL WARRANTS (Cost — $0)	0

Contracts
PURCHASED OPTIONS — 0.0%
68	Eurodollar Futures, Call @ $95.25, expires 3/13/06	425
73	Eurodollar Futures, Call @ $95.25, expires 6/19/06	2,737
85	Eurodollar Futures, Call @ $94.75, expires 9/18/06	45,156
70	Eurodollar Futures, Put @ $93.75, expires 3/13/06	438
32	Eurodollar Futures, Put @ $92.50, expires 9/18/06	200
69	Eurodollar Futures, Put @ $92.00, expires 12/18/06	431
138	Eurodollar Futures, Put @ $91.75, expires 12/19/06	862
2,000,000	Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 8/8/06	1,760
4,600,000	Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/16/06	833
4,100,000	Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/19/06	828
10,000,000	Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 10/20/06	6,400
4,100,000	Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/26/06	894
22,000,000	Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 1/22/07	30,316
2,100,000	Swaption, USD vs. JPY, Put @ $115.00, expires 5/26/06	41,824

	TOTAL PURCHASED OPTIONS (Cost — $323,671)	133,104

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $630,744,458)	628,543,279

Face Amount
SHORT-TERM INVESTMENTS† — 13.4%
COMMERCIAL PAPER — 5.8%
$ 5,100,000	Asb Bank Ltd., 4.682% due 5/10/06 (a)(j)	5,054,086
	Danske Corp.:
500,000	4.528% due 3/27/06 (j)	498,371
5,400,000	4.715% due 5/22/06 (a)(j)	5,342,682

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount		Security	Value
COMMERCIAL PAPER — 5.8% (continued)
$ 3,500,000		Dexia Delaware LLC, 4.689% due 5/15/06 (a)(j)	$3,466,203
1,400,000		Dnb Nor Bank Asa, 4.724% due 6/8/06 (a)(j)	1,382,097
5,100,000		HBOS Treasury Services PLC, 4.690% due 5/15/06 (a)(j)	5,050,753
5,400,000		San Paolo IMI US Finl Co., 4.767% due 5/30/06 (a)(j)	5,336,415
200,000		Spintab AB, 4.601% due 4/25/06 (j)	198,610
		UBS Finance Delaware LLC:
1,000,000		4.715% due 5/22/06 (j)	989,385
5,000,000		4.713% due 6/6/06 (a)(j)	4,937,489
2,000,000		Westpac Banking Corp., 4.752% due 5/23/06 (a)(j)	1,978,328
3,900,000		Westpac Trust Secs NZ Ltd., 4.715% due 5/22/06 (a)(j)	3,858,604

		Total Commercial Paper (Cost — $38,093,023)	38,093,023

SOVEREIGN BONDS — 1.8%
		French Treasury Bill:
800,000	EUR	Zero coupon to yield 2.420% due 5/4/06 (a)	949,523
890,000	EUR	Zero coupon to yield 2.550% due 7/20/06 (a)	1,050,403
740,000	EUR	German Treasury Bill, Series 1205, zero coupon bond to yield 2.510% due 6/14/06 (a)	875,883
		Kingdom of the Netherlands:
6,500,000	EUR	Zero coupon to yield 2.500% due 4/28/06 (a)	7,718,531
820,000	EUR	Zero coupon to yield 2.510% due 5/31/06 (a)	971,426

		Total Sovereign Bonds (Cost — $11,581,216)	11,565,766

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.1%

U.S. Government Agency — 0.0%
200,000		Federal National Mortgage Association (FNMA), Discount Notes, 4.416%- 4.461% due 5/15/06 (j)	198,184

U.S. Government Obligations(k) — 0.1%
		U.S. Treasury Bills:
20,000		3.964% due 3/2/06 (a)(j)	19,998
160,000		3.832% due 3/16/06 (a)(j)	159,747
330,000		3.862% due 3/16/06 (a)(j)	329,474
20,000		4.196% due 3/16/06 (a)(j)	19,965

		Total U.S. Government Obligations	529,184

		Total U.S. Government & Agency Obligations (Cost — $727,368)	727,368

REPURCHASE AGREEMENT — 5.7%
37,053,000		State Street Bank & Trust Co. dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity — $37,057,220; (Fully collateralized by U.S. Treasury Bonds, 4.500% to 7.250% due 8/15/22 to 2/15/36; Market value — $37,805,116) (a) (Cost — $37,053,000)	37,053,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $87,454,607)	87,439,157

		TOTAL INVESTMENTS — 109.6% (Cost — $718,199,065#)	715,982,436
		Liabilities in Excess of Other Assets — (9.6)%	(62,629,529)

		TOTAL NET ASSETS — 100.0%	$653,352,907

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s, mortgage dollar rolls and short sales.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Interest only security.
(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(f)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 3 ).
(g)	Rating by Moody’s Investors Service.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(i)	Illiquid security.
(j)	Rate shown represents yield-to-maturity.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 92 for definitions of ratings.

Abbreviations used in this schedule:

EUR	— Euro
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
IO	— Interest Only
ISD	— Independent School District
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Cost
PDI	— Past Due Interest
PFA	— Public Facilities Authority
STRIPS	— Seperate Trading of Registered Interest and Principal Securities
USD	— U.S. Dollar

Summary of Investments by Security Type* (unaudited)
Mortgage-Backed Securities	28.0%
U.S. Government & Agency Obligations	26.2
Collateralized Mortgage Obligations	13.0
Corporate Bonds & Notes	11.9
Asset-Backed Securities	4.8
Sovereign Bonds	1.7
U.S. Treasury Inflation Protected Securities	1.6
Municipal Bonds	0.5
Convertible Preferred Stocks	0.1
Purchased Options	0.0	**
Preferred Stocks	0.0	**
Short-Term Investments	12.2

	100.0%

*	As a percentage of total investments.
**	Position represents less than 0.1%.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
146	Eurodollar Futures Put	6/19/06	$95.50	$1,825
68	Eurodollar Midcurve 1 Year Futures Call	3/10/06	95.50	425
900,000	Swaption, 3 Month LIBOR, 4.78% fixed rate Call	8/8/06	4.78	2,862
2,000,000	Swaption, 3 Month LIBOR, 4.30% fixed rate Call	10/12/06	4.30	1,686
4,300,000	Swaption, 3 Month LIBOR, 4.56% fixed rate Call	10/18/06	4.56	10,720
1,800,000	Swaption, 3 Month LIBOR, 4.31% fixed rate Call	10/19/06	4.31	1,715
1,800,000	Swaption, 3 Month LIBOR, 4.31% fixed rate Call	10/24/06	4.31	1,809
9,500,000	Swaption, 3 Month LIBOR, 4.56% fixed rate Call	1/22/07	4.56	40,974
2,100,000	Swaption, USD vs. JPY, 112% fixed rate Put	5/26/06	112.00	19,001

	TOTAL OPTIONS WRITTEN (Premiums received — $238,101)			$81,017

Schedule of Securities Sold Short

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA):
$200,000	4.000% due 3/1/21 (e)**	$190,125
2,400,000	5.000% due 3/1/36 (e)**	2,331,749
400,000	5.500% due 3/1/36 (e)**	396,375
2,600,000	U.S. Treasury Notes, 6.000% due 8/15/09	2,712,229

	TOTAL OPEN SHORT SALES (Proceeds — $5,617,264)	$5,630,478

**	See page 66 for definitions of footnotes.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 92.8%

Aerospace & Defense — 1.9%
$ 360,000	B	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	$371,700
		L-3 Communications Corp., Senior Subordinated Notes:
485,000	BB+	7.625% due 6/15/12	510,463
140,000	BB+	6.125% due 1/15/14	138,250
1,275,000	BB+	6.375% due 10/15/15	1,278,187
660,000	B-	TransDigm Inc., Senior Subordinated Notes, 8.375% due 7/15/11	693,000

		Total Aerospace & Defense	2,991,600

Airlines — 1.5%
300,000	B	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	298,255
305,000	B	CHC Helicopter Corp., Senior Subordinated Notes, 7.375% due 5/1/14	313,006
1,311,886	B+	Continental Airlines Inc., Pass-Through Certificates, Series 2001-01, Class C, 7.033% due 6/15/11	1,211,085
		United Airlines Inc., Pass-Through Certificates, Series 2000-2:
255,288	Caa1(a)	Class B, 7.811% due 10/1/09 (b)	250,268
421,008	NR	Senior Secured, 7.032% due 10/1/10	424,483

		Total Airlines	2,497,097

Auto Components — 1.2%
390,000	B-	Goodyear Tire & Rubber Co., Senior Notes, 9.000% due 7/1/15	393,900
300,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	263,250
1,586,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,268,800

		Total Auto Components	1,925,950

Automobiles — 0.1%
15,000	BB-	Ford Motor Co., Notes, 7.450% due 7/16/31	10,725
170,000	B	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	120,700

		Total Automobiles	131,425

Building Products — 1.0%
885,000	CCC	Associated Materials Inc., Senior Discount Notes, step bond to yield 10.559% due 3/1/14	473,475
535,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	580,475
460,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	461,150
50,000	B-	U.S. Concrete Inc., Senior Subordinated Notes, 8.375% due 4/1/14	51,500

		Total Building Products	1,566,600

Capital Markets — 0.5%
290,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	325,888
		E*TRADE Financial Corp., Senior Notes:
160,000	B+	7.375% due 9/15/13	166,000
276,000	B+	7.875% due 12/1/15	297,390

		Total Capital Markets	789,278

Chemicals — 3.3%
15,000	BB-	ARCO Chemical Co., Debentures, 10.250% due 11/1/10	16,575
480,000	B-	Basell Finance Co. BV, 8.100% due 3/15/27 (c)	462,000
40,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	43,700
205,000	BB-	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.125% due 9/1/08	221,400
160,000	BB-	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	168,000
685,000	BBB-	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08	703,587

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Chemicals — 3.3% (continued)
		Hercules Inc.:
$ 100,000	BB-	11.125% due 11/15/07	$109,250
15,000	B1(a)	Junior Subordinated Debentures, 6.500% due 6/30/29	11,400
255,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	268,388
251,000	BB-	Huntsman LLC, 11.625% due 10/15/10	287,395
795,000	B-	Ineos Group Holdings Plc, 8.500% due 2/15/16 (c)	783,075
		Lyondell Chemical Co., Senior Secured Notes:
118,000	BB-	9.500% due 12/15/08	123,900
50,000	BB-	10.500% due 6/1/13	56,125
485,000	BB-	Series A, 9.625% due 5/1/07	504,400
345,000	BB-	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	356,212
320,000	B-	Nalco Co., Senior Notes, 7.750% due 11/15/11	327,200
147,000	CCC+	Rhodia SA, Senior Notes, 10.250% due 6/1/10	166,110
232,000	B-	Rockwood Specialties Group Inc., Senior Subordinated Notes, 10.625% due 5/15/11	256,360
397,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	398,489

		Total Chemicals	5,263,566

Commercial Services & Supplies — 2.5%
240,000	B	Alderwoods Group Inc., 7.750% due 9/15/12	249,000
95,000	B	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (c)	99,750
300,000	B	Casella Waste Systems Inc., Senior Subordinated Notes, 9.750% due 2/1/13	321,750
745,000	BB-	Corrections Corp. of America, Senior Notes, 7.500% due 5/1/11	773,869
840,000	B-	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13	873,600
190,000	B	Geo Group Inc., Senior Notes, 8.250% due 7/15/13	192,613
		NationsRent Inc.:
260,000	Caa1(a)	9.500% due 5/1/15	282,100
430,000	BB-	Secured Notes, 9.500% due 10/15/10	473,537
340,000	BB	Service Corp. International, Senior Notes, 7.500% due 6/15/17 (c)	348,925
180,000	B+	United Rentals North America Inc., Senior Notes, 6.500% due 2/15/12	180,675
300,000	CCC	Waste Services Inc., Senior Subordinated Notes, 9.500% due 4/15/14	309,000

		Total Commercial Services & Supplies	4,104,819

Computers & Peripherals — 0.4%
		Activant Solutions Inc., Senior Notes:
130,000	B+	10.054% due 4/1/10 (c)(d)	133,900
85,000	B+	10.500% due 6/15/11	93,075
270,000	BB+	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	282,150
150,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (c)	160,313

		Total Computers & Peripherals	669,438

Construction & Engineering — 0.3%
440,000	B-	Clarke American Corp., Senior Notes, 11.750% due 12/15/13 (c)	443,300

Containers & Packaging — 1.7%
300,000	BB	Ball Corp., 6.875% due 12/15/12	306,750
565,000	B	Crown Americas, Senior Notes, 7.625% due 11/15/13 (c)	591,837
		Crown Cork & Seal Co. Inc., Debentures:
45,000	B	8.000% due 4/15/23	44,100
20,000	B	7.375% due 12/15/26	18,950
558,000	CCC+	Graham Packaging Co. Inc., Subordinated Notes, 9.875% due 10/15/14	569,160
510,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	487,050

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Containers & Packaging — 1.7% (continued)
$ 25,000	BB+	Norampac Inc., Senior Notes, 6.750% due 6/1/13	$23,375
50,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	52,313
440,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	456,500
233,000	BB-	Silgan Holdings Inc., Senior Subordinated Notes, 6.750% due 11/15/13	232,417

		Total Containers & Packaging	2,782,452

Diversified Consumer Services — 1.0%
		Hertz Corp.:
375,000	B	Senior Notes, 8.875% due 1/1/14 (c)	393,750
860,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (c)	930,950
325,000	BB	Service Corp. International, 7.700% due 4/15/09	342,875

		Total Diversified Consumer Services	1,667,575

Diversified Financial Services — 6.7%
880,000	B-	AAC Group Holding Corp., step bond to yield 10.756% due 10/1/12	663,300
139,364	B+	AES Ironwood LLC, Secured Notes, 8.857% due 11/30/25	157,481
100,000	B+	AES Red Oak LLC, Secured Notes, 9.200% due 11/30/29	115,000
311,000	B+	American Commercial Lines/ACL Finance Corp., 9.500% due 2/15/15	342,877
285,000	BB	American Real Estate Partners LP/American Real Estate Finance Corp., Senior Notes, 7.125% due 2/15/13	289,988
630,000	B-	Basell AF SCA, Senior Notes, 8.375% due 8/15/15 (c)	636,300
145,000	B-	CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	145,000
350,000	CCC+	CitiSteel USA Inc., Notes, 11.553% due 9/1/10 (c)(d)	355,250
		Ford Motor Credit Co.:
160,000	BB-	8.625% due 11/1/10	150,809
555,000	BB-	Bonds, 7.375% due 2/1/11	500,997
		Galaxy Entertainment Finance Co. Ltd.:
180,000	B+	9.875% due 12/15/12 (c)	187,200
135,000	B+	Senior Notes, 9.655% due 12/15/10 (c)(d)	140,063
		General Motors Acceptance Corp.:
2,170,000	BB	Bonds, 8.000% due 11/1/31	1,986,809
		Notes:
480,000	BB	6.875% due 9/15/11	430,256
370,000	BB	6.875% due 8/28/12	330,083
396,000	B+	H&E Equipment Services LLC/H&E Finance Corp., 11.125% due 6/15/12	443,025
310,000	B3(a)	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	320,463
340,000	BB	Leucadia National Corp., Senior Notes, 7.000% due 8/15/13	345,100
985,000	CCC	Milacron Escrow Corp., 11.500% due 5/15/11	886,500
220,000	BB	Omega Healthcare Investors Inc., 7.000% due 1/15/16 (c)	221,650
565,000	B-	Standard Aero Holdings Inc., 8.250% due 9/1/14	500,025
306,000	B-	UCAR Finance Inc., 10.250% due 2/15/12	327,420
480,000	B-	UGS Corp., 10.000% due 6/1/12	528,600
700,000	CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.058% due 10/1/15	521,500
230,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	240,925

		Total Diversified Financial Services	10,766,621

Diversified Telecommunication Services — 6.8%
500,000	B-	Cincinnati Bell Inc., 7.000% due 2/15/15	501,875
		Citizens Communications Co.:
915,000	BB+	Notes, 9.250% due 5/15/11	1,017,937

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Diversified Telecommunication Services — 6.8% (continued)
		Senior Notes:
$ 225,000	BB+	7.625% due 8/15/08	$235,406
430,000	BB+	9.000% due 8/15/31	459,025
185,000	B+	GCI, Inc., Senior Notes, 7.250% due 2/15/14	182,688
1,350,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)	1,285,875
495,000	B	Inmarsat Finance II PLC, step bond to yield 8.325% due 11/15/12	419,512
123,000	B	Inmarsat Finance PLC, Senior Notes, 7.625% due 6/30/12	127,459
725,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.500% due 1/15/13 (c)	744,937
1,080,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	899,100
200,000	NR	MCI Inc., Senior Notes, 7.688% due 5/1/09	206,500
375,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	384,375
		PanAmSat Corp.:
105,000	BB+	Notes, 6.375% due 1/15/08	106,050
330,000	B+	Senior Notes, 9.000% due 8/15/14	349,800
220,000	B+	PanAmSat Holding Corp., Senior Discount Notes, step bond to yield 9.983% due 11/1/14	157,575
190,000	B	Qwest Capital Funding Inc., 7.250% due 2/15/11	194,275
		Qwest Communications International Inc.:
285,000	B	7.840% due 2/15/09 (d)	292,481
790,000	B	7.250% due 2/15/11	810,737
		Senior Notes:
450,000	B	7.500% due 2/15/14	464,625
370,000	B	Series B, 7.500% due 2/15/14	382,025
		Qwest Corp.:
285,000	BB	Debentures, 8.875% due 6/1/31	300,319
245,000	BB	Floating Rate Notes, 7.741% due 6/15/13 (d)	268,888
		Notes:
50,000	BB	8.875% due 3/15/12	56,250
180,000	BB	7.625% due 6/15/15	193,950
235,000	BB	Senior Notes, 7.875% due 9/1/11	252,625
170,000	B	Valor Telecommunications Enterprises LLC/Finance Corp., 7.750% due 2/15/15	177,863
460,000	B-	Wind Acquisition Finance SA, 10.750% due 12/1/15 (c)	494,500

		Total Diversified Telecommunication Services	10,966,652

Electric Utilities — 6.0%
623,000	B+	AES Corp., Secured Notes, 8.750% due 5/15/13 (c)	679,070
		Allegheny Energy Supply Co. LLC:
345,000	BB-	Notes, 7.800% due 3/15/11	369,581
395,000	BB-	Senior Notes, 8.250% due 4/15/12 (c)	435,981
405,000	B-	Aquila Inc., Senior Notes, 9.950% due 2/1/11	452,587
190,000	B+	CMS Energy Corp., Senior Notes, 7.500% due 1/15/09	197,125
		Edison Mission Energy, Senior Notes:
760,000	B+	10.000% due 8/15/08	832,200
200,000	B+	7.730% due 6/15/09	207,500
133,158	B+	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	143,756
97,390	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19 (c)	96,049
261,300	BB-	FPL Energy Wind Funding LLC, Notes, 6.876% due 6/27/17 (c)	265,220
250,000	BB-	IPALCO Enterprises Inc., Secured Notes, 8.375% due 11/14/08	267,813
		Midwest Generation LLC:
1,127,444	B+	Pass Thru Certificates, Series B, 8.560% due 1/2/16	1,225,402
225,000	B	Secured Notes, 8.750% due 5/1/34	246,938

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Electric Utilities — 6.0% (continued)
		Mirant Americas Generation LLC, Senior Notes:
$ 810,000	B-	8.300% due 5/1/11	$851,512
100,000	B-	8.500% due 10/1/21	103,375
275,000	B-	9.125% due 5/1/31	299,063
		Nevada Power Co.:
35,000	BB	Second Mortgage, 9.000% due 8/15/13	38,876
50,000	BB	Series A, 8.250% due 6/1/11	55,703
		PSEG Energy Holdings LLC, Senior Notes:
510,000	BB-	8.625% due 2/15/08	539,325
285,000	BB-	10.000% due 10/1/09	320,625
		Sierra Pacific Resources, Senior Notes:
156,000	B-	7.803% due 6/15/12	167,831
140,000	B-	6.750% due 8/15/17 (c)	142,100
775,000	B	Sithe Independence Funding, Notes, 9.000% due 12/30/13	852,276
180,000	BB	TECO Energy Inc., 7.200% due 5/1/11	191,250
99,329	B+	Tenaska Alabama Partners LP, Secured Notes, 7.000% due 6/30/21 (c)	103,025
540,000	B-	VeraSun Energy Corp., Senior Secured Notes, 9.875% due 12/15/12 (c)	577,800

		Total Electric Utilities	9,661,983

Electrical Equipment — 0.2%
245,000	B	General Cable Corp., Senior Notes, 9.500% due 11/15/10	264,600

Energy Equipment & Services — 1.8%
260,000	B	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	337,109
100,000	B+	Atlas Pipeline Partners LP, Senior Notes, 8.125% due 12/15/15 (c)	104,500
105,000	B	Hanover Compressor Co., Senior Subordinated Notes, 8.625% due 12/15/10	111,431
130,000	B-	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 6.875% due 11/1/14 (c)	122,850
280,000	BB-	Pacific Energy Partners LP/Pacific Energy Finance Corp., Senior Notes, 7.125% due 6/15/14	290,500
505,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	541,613
550,000	B	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	643,480
240,000	B-	Targa Resources Inc., Senior Notes, 8.500% due 11/1/13 (c)	255,600
		Tennessee Gas Pipeline Co.:
55,000	B	Bonds, 8.375% due 6/15/32	66,528
55,000	B	Debentures, 7.500% due 4/1/17	60,722
268,000	B+	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	310,210

		Total Energy Equipment & Services	2,844,543

Food & Staples Retailing — 0.4%
306,000	BB+	Delhaize America Inc., 8.125% due 4/15/11	334,090
		Rite Aid Corp.:
65,000	B+	Senior Notes, 9.500% due 2/15/11	68,575
170,000	B+	Senior Secured Notes, 7.500% due 1/15/15	164,687
35,000	B+	Senior Secured Second Lien Notes, 8.125% due 5/1/10	35,875

		Total Food & Staples Retailing	603,227

Food Products — 1.9%
445,000	BB-	Dean Foods Co., Senior Notes, 8.150% due 8/1/07	460,019
325,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	347,750
490,000	BB+	Delhaize America, Inc., 9.000% due 4/15/31	587,191
180,000	BB-	Pilgrim’s Pride Corp., Senior Notes, 9.625% due 9/15/11	191,475
105,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	103,425

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Food Products — 1.9% (continued)
		Smithfield Foods Inc., Senior Notes:
$ 325,000	BB	7.000% due 8/1/11	$330,688
325,000	BB	Series B, 7.750% due 5/15/13	341,656
205,000	BB-	Stater Brothers Holdings Inc., Senior Notes, 8.125% due 6/15/12	208,075
200,000	B+	Swift & Co., Senior Notes, 10.125% due 10/1/09	206,250
252,000	B	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	267,120

		Total Food Products	3,043,649

Gas Utilities — 0.0%
60,000	B	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15 (c)	63,124

Health Care Equipment & Supplies — 0.7%
		Bio-Rad Laboratories Inc., Senior Subordinated Notes:
110,000	BB-	7.500% due 8/15/13	116,875
90,000	BB-	6.125% due 12/15/14	88,875
775,000	BB+	Fisher Scientific International Inc., Senior Subordinated Notes, 6.125% due 7/1/15	779,844
210,000	BB-	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	222,600

		Total Health Care Equipment & Supplies	1,208,194

Health Care Providers & Services — 4.4%
		Coventry Health Care Inc., Senior Notes:
100,000	BBB-	5.875% due 1/15/12	100,375
140,000	BBB-	8.125% due 2/15/12	149,100
80,000	BBB-	6.125% due 1/15/15	81,200
		DaVita Inc.:
400,000	B	Senior Notes, 6.625% due 3/15/13	408,000
520,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	533,000
60,000	B	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	62,550
		HCA Inc.:
110,000	BB+	Debentures, 7.500% due 11/15/95	102,301
		Notes:
595,000	BB+	5.500% due 12/1/09	588,440
960,000	BB+	8.750% due 9/1/10	1,060,692
120,000	BB+	9.000% due 12/15/14	139,138
575,000	BB+	7.690% due 6/15/25	597,342
230,000	BB+	Senior Notes, 7.875% due 2/1/11	246,918
180,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	184,500
500,000	B-	Select Medical Corp., 7.625% due 2/1/15	430,000
1,719,000	B	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	1,757,677
580,000	BB-	Triad Hospitals Inc., Senior Notes, 7.000% due 5/15/12	594,500

		Total Health Care Providers & Services	7,035,733

Hotels, Restaurants & Leisure — 5.6%
140,000	B+	Aztar Corp., Senior Subordinated Notes, 9.000% due 8/15/11	148,575
		Boyd Gaming Corp., Senior Subordinated Notes:
505,000	B+	8.750% due 4/15/12	542,875
85,000	B+	7.750% due 12/15/12	89,356
130,000	B+	6.750% due 4/15/14	130,325
		Caesars Entertainment Inc., Senior Subordinated Notes:
660,000	BB+	9.375% due 2/15/07	685,575
265,000	BB+	8.875% due 9/15/08	286,531
300,000	BB+	7.875% due 3/15/10	321,375

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Hotels, Restaurants & Leisure — 5.6% (continued)
$ 620,000	BB+	Capitol Records Inc., 8.375% due 8/15/09 (c)	$656,425
225,000	BB	Chumash Casino & Resort Enterprise, Senior Notes, 9.520% due 7/15/10 (c)	238,500
392,000	B	Domino’s Inc., Senior Subordinated Notes, 8.250% due 7/1/11	409,640
135,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	133,988
285,000	BB	Hilton Hotels Corp., 8.250% due 2/15/11	312,241
710,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	753,487
130,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 9.000% due 3/15/12	138,775
		Mandalay Resort Group:
		Senior Notes:
700,000	BB	9.500% due 8/1/08	759,500
700,000	BB	8.500% due 9/15/10	762,125
340,000	B+	Senior Subordinated, Notes, Series B, 10.250% due 8/1/07	362,525
460,000	B+	MGM MIRAGE Inc., Senior Subordinated Notes, 9.750% due 6/1/07	484,150
190,000	B+	Penn National Gaming Inc., Senior Notes, 8.875% due 3/15/10	198,432
430,000	CCC	Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp., First Mortgage, 10.750% due 2/1/12	415,488
490,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	532,875
		Royal Caribbean Cruises Ltd., Senior Notes:
205,000	BBB-	8.750% due 2/2/11	230,590
40,000	BBB-	6.875% due 12/1/13	42,421
165,000	BB-	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (c)	168,300
130,000	BB-	Station Casinos Inc., Senior Notes, 6.000% due 4/1/12	130,650
90,000	B+	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% due 12/1/14	89,100

		Total Hotels, Restaurants & Leisure	9,023,824

Household Durables — 1.6%
490,000	CCC+	Ames True Temper Inc., 8.150% due 1/15/12 (d)	470,400
		Beazer Homes USA Inc.:
230,000	BB	8.375% due 4/15/12	240,350
195,000	BB	Senior Notes, 8.625% due 5/15/11	205,237
70,000	BB+	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	74,605
280,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	307,300
		K Hovnanian Enterprises Inc.:
715,000	BB	6.250% due 1/15/16	662,242
85,000	BB	Senior Notes, 7.500% due 5/15/16	85,489
400,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	415,500
165,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 11.130% due 9/1/12	119,213

		Total Household Durables	2,580,336

Household Products — 0.2%
441,000	CCC+	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	404,618

Independent Power Producers & Energy Traders — 2.6%
704,000	B+	AES Corp., Secured Notes, 9.000% due 5/15/15 (c)	770,880
		Dynegy Holdings Inc.:
		Second Priority Senior Secured Notes:
745,000	B-	9.875% due 7/15/10 (c)	817,637
625,000	B-	10.125% due 7/15/13 (c)	706,250
5,000	CCC+	Senior Notes, 8.750% due 2/15/12	5,550
315,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (c)	324,844
		NRG Energy Inc., Senior Notes:
215,000	B-	7.250% due 2/1/14	220,913
1,305,000	B-	7.375% due 2/1/16	1,347,412

		Total Independent Power Producers & Energy Traders	4,193,486

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Industrial Conglomerates — 0.6%
$ 793,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	$860,405
90,000	B-	Samsonite Corp., Senior Subordinated Notes, 8.875% due 6/1/11	95,625

		Total Industrial Conglomerates	956,030

Insurance — 0.6%
185,000	B+	AFC Capital Trust I, Series B, 8.207% due 2/3/27	196,834
115,000	BB+	Hanover Insurance Group Inc., Senior Debentures, 7.625% due 10/15/25	121,562
255,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	271,391
230,000	BBB-	Markel Corp., Senior Notes, 7.350% due 8/15/34	249,747
100,000	BB+	UnumProvident Corp., Senior Notes, 7.625% due 3/1/11	107,253

		Total Insurance	946,787

Leisure Equipment & Products — 0.4%
630,000	B-	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	634,725

Machinery — 0.7%
75,000	BB-	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14 (c)	75,562
225,000	B-	Chart Industries Inc., Senior Subordinated, 9.125% due 10/15/15 (c)	234,000
220,000	B+	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	220,000
155,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	164,300
490,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	507,150

		Total Machinery	1,201,012

Media — 10.6%
680,000	B-	Affinion Group Inc., 10.125% due 10/15/13 (c)	659,600
890,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (c)	900,012
170,000	B-	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (c)	169,150
135,000	BBB	BSKYB Finance UK PLC, 6.500% due 10/15/35 (c)	135,483
285,000	B	Cablevision Systems Corp., Senior Notes, Series B, 8.000% due 4/15/12	281,437
629	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	648
1,221,000	CCC-	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,224,052
70,000	BBB-	Clear Channel Communications Inc., Senior Notes, 7.650% due 9/15/10	74,364
75,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	86,106
		CSC Holdings Inc.:
835,000	B+	Debentures, Series B, 8.125% due 8/15/09	865,269
		Senior Notes:
155,000	B+	7.250% due 4/15/12 (c)	150,738
110,000	B+	Series B, 8.125% due 7/15/09	113,988
180,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	208,575
725,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	806,562
		EchoStar DBS Corp., Senior Notes:
375,000	BB-	5.750% due 10/1/08	372,187
715,000	BB-	7.125% due 2/1/16 (c)	711,425
295,000	B-	Gray Television Inc., 9.250% due 12/15/11	315,281
295,000	B-	Houghton Mifflin Co., Senior Notes, 8.250% due 2/1/11	309,750
975,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (c)	1,045,687
365,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	370,931
		Liberty Media Corp.:
310,000	BB+	7.875% due 7/15/09	327,833
110,000	BB+	Senior Notes, 7.750% due 7/15/09	115,915
250,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	238,438

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Media — 10.6% (continued)
$ 110,000	B+	Morris Publishing Group LLC, Senior Subordinated Notes, 7.000% due 8/1/13	$103,675
150,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	145,125
215,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (c)	221,450
720,000	B	R.H. Donnelley Corp., Senior Discount Notes, Series A-2, 6.875% due 1/15/13 (c)	680,400
200,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (c)	226,000
1,000,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,130,000
360,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	379,800
		Rainbow National Services LLC:
217,000	B	Senior Notes, 8.750% due 9/1/12 (c)	234,903
695,000	B	Senior Subordinated Debentures, 10.375% due 9/1/14 (c)	789,694
565,000	BB-	Reader’s Digest Association Inc., Senior Notes, 6.500% due 3/1/11	562,175
		Rogers Cable Inc.:
125,000	BB+	Bonds, 8.750% due 5/1/32	149,063
200,000	BB+	Secured Notes, 5.500% due 3/15/14	190,750
		Senior Secured Notes:
500,000	BB+	7.875% due 5/1/12	542,500
125,000	BB+	6.250% due 6/15/13	124,844
400,000	BB+	Shaw Communications Inc., Senior Notes, 8.250% due 4/11/10	431,000
		Sinclair Broadcast Group Inc., Senior Subordinated Notes:
459,000	B	8.750% due 12/15/11	484,819
415,000	B	8.000% due 3/15/12	425,894
60,000	B	Sun Media Corp., 7.625% due 2/15/13	62,175
560,000	CCC+	WDAC Subsidiary Corp., Senior Notes, 8.375% due 12/1/14 (c)	557,900
195,000	B-	WMG Holdings Corp., Senior Discount Notes, step bond to yield 9.168% due 12/15/14	145,275

		Total Media	17,070,873

Metals & Mining — 0.8%
300,000	B	Chaparral Steel Co., 10.000% due 7/15/13	333,000
420,000	B-	Metals USA, 11.125% due 12/1/15 (c)	453,600
450,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (c)	457,875

		Total Metals & Mining	1,244,475

Multi-Utilities — 0.1%
90,000	B+	CMS Energy Corporation, 8.900% due 7/15/08	96,525

Multiline Retail — 1.0%
30,000	B-	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	29,250
		JC Penney Co. Inc.:
580,000	BB+	Debentures, 7.400% due 4/1/37	669,657
		Notes:
120,000	BB+	8.000% due 3/1/10	131,313
145,000	BB+	9.000% due 8/1/12	170,965
580,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (c)	613,350

		Total Multiline Retail	1,614,535

Office Electronics — 0.9%
		Xerox Corp., Senior Notes:
415,000	BB-	9.750% due 1/15/09	457,537
800,000	BB-	7.125% due 6/15/10	833,000
200,000	BB-	6.875% due 8/15/11	207,750

		Total Office Electronics	1,498,287

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 12.8%
$ 390,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.000% due 6/1/12	$430,950
60,000	BBB-	Amerada Hess Corp., 6.650% due 8/15/11	63,544
735,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	768,075
		Chesapeake Energy Corp., Senior Notes:
145,000	BB	7.500% due 9/15/13	154,969
1,180,000	BB	7.500% due 6/15/14	1,262,600
665,000	BB	6.500% due 8/15/17	672,481
400,000	BB	6.250% due 1/15/18	401,500
190,000	BB	6.875% due 11/15/20 (c)	196,175
		Compagnie Generale de Geophysique SA:
640,000	BB	7.500% due 5/15/15	672,000
80,000	BB-	Senior Notes, 7.500% due 5/15/15 (c)	84,000
120,000	B	Compton Petroleum Finance Corp., Senior Notes, 7.625% due 12/1/13	123,300
55,000	B	Copano Energy LLC, Senior Notes, 8.125% due 3/1/16 (c)	57,475
100,000	B+	Denbury Resources Inc., Senior Subordinated Notes, 7.500% due 12/15/15	105,250
		El Paso Corp., Medium-Term Notes:
375,000	B-	8.050% due 10/15/30	405,937
1,040,000	B-	7.800% due 8/1/31	1,107,600
85,000	B-	7.750% due 1/15/32	90,738
		El Paso Natural Gas Co.:
100,000	B	Bonds, 8.375% due 6/15/32	119,832
275,000	B	Senior Notes, Series A, 7.625% due 8/1/10	290,756
		Encore Acquisition Co., Senior Subordinated Notes:
80,000	B	6.250% due 4/15/14	78,800
745,000	B	6.000% due 7/15/15	711,475
495,000	BB+	Enterprise Products, Series B, 5.000% due 3/1/15	470,709
		Enterprise Products Operating LP, Senior Notes, Series B:
430,000	BB+	5.600% due 10/15/14	427,507
450,000	BB+	6.650% due 10/15/34	471,645
355,000	B	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	363,875
		Forest Oil Corp., Senior Notes:
235,000	BB-	8.000% due 6/15/08	246,456
325,000	BB-	8.000% due 12/15/11	355,875
95,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (c)	97,375
		Kerr-McGee Corp.:
1,795,000	BB+	6.950% due 7/1/24	1,918,017
185,000	BB+	Secured, 7.875% due 9/15/31	221,156
252,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	259,560
280,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	289,100
480,000	BB-	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14	502,800
355,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	359,437
415,000	BBB-	Premcor Refining Group Inc., Senior Notes, 9.250% due 2/1/10	448,293
30,000	B	Range Resources Corp., Senior Subordinated Notes, 7.375% due 7/15/13	31,575
		Salton SEA Funding Corp.:
167,754	BB	7.475% due 11/30/18	182,034
88,409	BB	Senior Notes, 7.840% due 5/30/10	91,672
660,000	B1(a)	Semgroup LP, Senior Notes, 8.750% due 11/15/15 (c)	686,400
207,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	230,805
245,000	BB+	Tesoro Corp., 6.625% due 11/1/15 (c)	248,062
370,000	B-	Utilicorp Canada Finance Corp., Senior Notes, 7.750% due 6/15/11	383,875
19,000	A-	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	19,827
380,000	BB+	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	427,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 12.8% (continued)
$ 440,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (c)	$443,300
		Williams Cos. Inc.:
160,000	B+	Debentures, Series A, 7.500% due 1/15/31	173,200
		Notes:
1,350,000	B+	7.125% due 9/1/11	1,420,875
1,723,000	B+	8.750% due 3/15/32	2,093,445
50,000	B+	Senior Notes, 7.750% due 6/15/31	55,438

		Total Oil, Gas & Consumable Fuels	20,717,270

Paper & Forest Products — 1.9%
205,000	BB-	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	206,538
70,000	B+	Boise Cascade LLC, 7.025% due 10/15/12 (d)	70,000
		Domtar Inc., Notes:
260,000	B+	7.875% due 10/15/11	235,300
170,000	B+	5.375% due 12/1/13	133,450
		Georgia-Pacific Corp.:
555,000	B	Debentures, 9.500% due 12/1/11	609,112
685,000	B	Notes, 8.125% due 5/15/11	715,825
890,000	CCC+	NewPage Corp., 12.000% due 5/1/13	916,700
300,000	CCC-	Tembec Industries Inc., Senior Notes, 8.500% due 2/1/11	159,000

		Total Paper & Forest Products	3,045,925

Pharmaceuticals — 0.3%
330,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	325,875
105,000	Ba1(a)	Mylan Laboratories Inc., Senior Notes, 5.750% due 8/15/10	105,263

		Total Pharmaceuticals	431,138

Real Estate — 2.0%
		CB Richard Ellis Services Inc.:
50,000	B	11.250% due 6/15/11	53,625
286,000	BB-	Senior Notes, 9.750% due 5/15/10	311,740
		Forest City Enterprises Inc., Senior Notes:
90,000	BB-	7.625% due 6/1/15	94,613
270,000	BB-	6.500% due 2/1/17	267,975
805,000	BB-	Host Marriott LP, Senior Notes, Series I, 9.500% due 1/15/07	834,181
370,000	B	Kimball Hill Inc., Senior Subrodinated Notes, 10.500% due 12/15/12 (c)	357,050
155,000	BB	Omega Healthcare Investors, Senior Notes, 7.000% due 4/1/14 (c)	157,906
		Rouse Co., Notes:
240,000	BB+	8.000% due 4/30/09	252,155
145,000	BB+	7.200% due 9/15/12	152,533
		Ventas Realty LP/Ventas Capital Corp.:
7,000	BB+	8.750% due 5/1/09	7,551
300,000	BB	6.750% due 6/1/10	307,875
183,000	BB	9.000% due 5/1/12	209,306
90,000	BB+	7.125% due 6/1/15	94,725
		Senior Notes:
100,000	BB+	6.625% due 10/15/14	101,750
100,000	BB+	6.500% due 6/1/16 (c)	101,000

		Total Real Estate	3,303,985

Road & Rail — 0.2%
300,000	B+	Kansas City Southern Railway, 7.500% due 6/15/09	310,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating‡	Security	Value

Semiconductors & Semiconductor Equipment — 1.0%
$ 136,000	B	Advanced Micro Devices Inc., Senior Notes, 7.750% due 11/1/12	$144,840
80,000	B	Avago Technologies Finance, 10.125% due 12/1/13 (c)	85,400
		Freescale Semiconductor Inc., Senior Notes:
200,000	BBB-	7.350% due 7/15/09 (d)	206,000
395,000	BBB-	6.875% due 7/15/11	408,331
155,000	BBB-	7.125% due 7/15/14	164,494
675,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	654,750

		Total Semiconductors & Semiconductor Equipment	1,663,815

Software — 0.7%
		SunGard Data Systems Inc.:
155,000	B-	Senior Notes, 9.431% due 8/15/13 (c)(d)	164,300
860,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15 (c)	906,225

		Total Software	1,070,525

Specialty Retail — 1.3%
175,000	BB-	Amerigas Partners LP, Senior Notes, 7.250% due 5/20/15	178,500
489,000	B	Asbury Automotive Group Inc., 9.000% due 6/15/12	506,115
550,000	B	Brookstone Co., Inc., 12.000% due 10/15/12 (c)	514,250
755,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	732,350
150,000	B	United Auto Group Inc., Senior Subordinated Notes, 9.625% due 3/15/12	161,625

		Total Specialty Retail	2,092,840

Textiles, Apparel & Luxury Goods — 0.8%
390,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	417,300
499,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	516,465
377,000	B	Russell Corp., 9.250% due 5/1/10	391,137

		Total Textiles, Apparel & Luxury Goods	1,324,902

Transportation Infrastructure — 0.6%
533,000	CCC+	H-Lines Finance Holding Corp., step bond to yield 10.995% due 4/1/13	445,055
570,000	B-	Progress Rail Services Corp./Progress Metal Reclamation Co., Senior Notes, 7.750% due 4/1/12 (c)	586,388

		Total Transportation Infrastructure	1,031,443

Wireless Telecommunication Services — 1.2%
		Rogers Wireless Communications Inc.:
		Secured Notes:
925,000	BB	7.616% due 12/15/10 (d)	962,000
410,000	BB	6.375% due 3/1/14	416,150
115,000	BB	Senior Notes, 9.625% due 5/1/11	133,687
35,000	B+	Senior Subordinated Notes, 8.000% due 12/15/12	37,538
325,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	349,375

		Total Wireless Telecommunication Services	1,898,750

		TOTAL CORPORATE BONDS & NOTES (Cost — $147,143,440)	149,648,032

CONVERTIBLE BOND — 0.1%

Chemicals — 0.1%
310,000	B+	Hercules Inc., Series Unit, 6.500% due 6/30/29 (Cost — $257,406)	235,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
$ 400,052	Blackrock Capital Finance LP, 9.517% due 9/25/26	$240,031
126,987	Ocwen Residential MBS Corp., Series 1998-R1, Class C1, 7.000% due 10/25/40 (e)	18,790

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $305,149)	258,821

U.S. GOVERNMENT OBLIGATION — 1.1%

U.S. Government Obligation — 1.1%
1,730,000	U.S. Treasury Notes, 4.500% due 11/15/15 (Cost — $1,717,597)	1,718,108

Shares
PREFERRED STOCK — 0.3%
CONSUMER DISCRETIONARY — 0.3%

Media — 0.3%
58	Paxson Communications Corp., 14.250% (f) (Cost — $422,564)	484,445

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $149,846,156)	152,345,006

Face Amount
SHORT-TERM INVESTMENT — 4.3%
REPURCHASE AGREEMENT — 4.3%
$6,913,000	State Street Bank & Trust Co. dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity — $6,913,787; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $7,059,525) (Cost — $6,913,000)	6,913,000

	TOTAL INVESTMENTS — 98.8% (Cost — $156,759,156#)	159,258,006
	Other Assets in Excess of Liabilities — 1.2%	1,995,707

	TOTAL NET ASSETS — 100.0%	$161,253,713

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Security is currently in default.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 92 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 94.7%

Alabama — 1.9%
$1,000,000	Aaa (a)	Alabama State Board of Education, Revenue, Jefferson State Community College, AMBAC-Insured, 5.000% due 10/1/22	$1,065,770

Alaska — 1.9%
1,000,000	AAA	Anchorage, AK, GO, Refunding School, FGIC-Insured, 6.000% due 10/1/09	1,083,350

Arizona — 1.9%
1,000,000	Aaa (a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, 5.650% due 5/1/14 (b)	1,061,280

California — 4.1%
1,110,000	AAA	Costa Mesa, CA, COP, Refunding, Public Facilities Project, MBIA-Insured, 5.000% due 10/1/18	1,188,655
1,000,000	AAA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,094,410

		Total California	2,283,065

Colorado — 4.5%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,175,880
1,240,000	AAA	Dove Valley Metropolitan District, CO, Arapahoe County, GO, FSA-Insured, 5.000% due 11/1/25	1,316,024

		Total Colorado	2,491,904

Connecticut — 1.9%
1,000,000	AAA	Connecticut State, GO, Refunding, Series B, MBIA-Insured, 5.000% due 6/1/17	1,078,320

District of Columbia — 2.1%
1,075,000	AAA	Metropolitian Washington, D.C. Airport Authority System, Refunding, Series D, FSA-Insured, 5.375% due 10/1/18 (b)	1,146,273

Florida — 6.4%
1,000,000	AAA	Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, 5.250% due 7/1/20	1,070,770
1,075,000	AAA	Port St Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	1,127,739
		Tampa Florida Utility Tax & Special Revenue, Series A, AMBAC-Insured:
1,055,000	AAA	5.250% due 10/1/19	1,148,283
195,000	AAA	Call 10/1/12 @ 101, 5.250% due 10/1/19 (c)	214,510

		Total Florida	3,561,302

Georgia — 2.6%
1,410,000	AA	De Kalb County, GA, Water & Sewer Revenue, Series A, 5.000% due 10/1/35	1,476,919

Hawaii — 1.9%
1,000,000	AA-	Maui County, HI, GO, Series A, 5.500% due 3/1/15	1,078,090

Illinois — 6.3%
1,000,000	AAA	Chicago, IL, Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,133,370
1,095,000	Baa1 (a)	Illinois Finance Authority Revenue, Refunding, DePaul University, Series A, 5.375% due 10/1/19	1,204,401
1,000,000	AAA	University of Illinios, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,150,460

		Total Illinois	3,488,231

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating‡	Security	Value

Indiana — 6.0%
$1,000,000	Aaa (a)	Allen County, IN, Public Library Building Corp., First Mortgage, MBIA-Insured, Call 1/15/11 @ 101, 5.000% due 1/15/17 (c)	$1,073,130
1,200,000	NR	Indiana Bond Bank, Special Project Hendricks, Series B, Call 2/1/07 @ 102, 6.125% due 2/1/17 (c)	1,251,540
1,000,000	AA-	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, 5.750% due 9/1/15 (d)	1,013,690

		Total Indiana	3,338,360

Iowa — 2.0%
1,000,000	AAA	Des Moines, IA, Public Package Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,087,150

Kansas — 2.1%
1,065,000	AA	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,151,659

Michigan — 2.0%
1,000,000	AAA	Michigan State House of Representatives, COP, AMBAC-Insured, 5.250% due 8/15/14	1,107,750

Minnesota — 3.3%
1,000,000	A2 (a)	Minnesota State Higher EFA Revenue, University St. Thomas, Series Six-I, 5.000% due 4/1/23	1,058,400
750,000	AAA	Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A, 5.750% due 1/1/18	808,275

		Total Minnesota	1,866,675

Nevada — 7.0%
1,500,000	AAA	Clark County, NV, GO, Refunding Food Control, FGIC-Insured, 4.750% due 11/1/24	1,555,020
1,000,000	AAA	State of Nevada Highway Revenue, Motor Vehicle Fuel Tax, 5.000% due 12/1/08	1,039,670
1,220,000	AAA	University of Nevada, University Revenue, Community College System, FSA-Insured, 5.250% due 7/1/16	1,288,918

		Total Nevada	3,883,608

New Jersey — 2.0%
1,000,000	AAA	New Jersey State Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,122,120

New York — 8.6%
1,450,000	AA+	New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,506,361
1,000,000	A+	New York NY, Series D, 5.000% due 11/1/27	1,044,960
1,000,000	AA-	New York State Dormitory Authority Revenue, Series B, 5.250% due 11/15/23 (e)	1,075,370
1,100,000	AAA	New York State Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,189,958

		Total New York	4,816,649

North Carolina — 1.9%
1,000,000	AAA	Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	1,069,470

Ohio — 1.9%
1,000,000	AAA	Springboro Community City School District, MBIA-Insured, 5.000% due 12/1/25	1,060,210

Oklahoma — 1.9%
1,000,000	AAA	Oklahoma City, OK, Airport Trust, Series A, FSA-Insured, 5.250% due 7/1/21	1,052,820

Oregon — 1.9%
1,000,000	AAA	Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,063,390

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating‡	Security	Value

Pennsylvania — 2.1%
$1,120,000	AAA	Mifflin County, PA, GO, Series A, FGIC-Insured, 5.000% due 9/1/27	$1,173,054

Texas — 7.9%
1,235,000	AAA	Grapevine, TX, Refunding, Tax Increment, Series A, MBIA-Insured, 5.000% due 8/15/18	1,323,278
570,000	AAA	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19 (b)	585,168
1,000,000	AAA	University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	1,059,860
1,390,000	AAA	University of Texas, University Revenues, Financing Systems, Series D, 5.000% due 8/15/34	1,450,284

		Total Texas	4,418,590

Virginia — 2.1%
1,100,000	AA	Newport News, VA, GO, Refunding Water, Series C, 5.000% due 5/1/11	1,172,963

Wisconsin — 6.5%
1,000,000	Aaa (a)	Sun Prairie, WI, Area School District, GO, FGIC-Insured, 5.625% due 4/1/16	1,076,920
1,340,000	BBB	Wisconsin State HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,433,666
1,000,000	AAA	Wisconsin State, GO, Refunding, Series 1, MBIA-Insured, 5.250% due 5/1/12	1,085,790

		Total Wisconsin	3,596,376

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $51,342,038)	52,795,348

SHORT-TERM INVESTMENTS (f) — 6.2%

California — 2.0%
525,000	A-1+	California State Economic Recovery, Series C-5, SPA-Bank of America, 2.920%, 3/1/06	525,000
600,000	A-1+	California Statewide CDA Revenue, COP, John Muir, Mount Diablo Health, AMBAC-Insured, SPA-JPMorgan Chase, 2.880%, 3/1/06	600,000

		Total California	1,125,000

Idaho — 2.4%
1,350,000	A-1+	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, FSA-Insured, SPA-Harris Trust & Savings Bank, 2.950%, 3/1/06	1,350,000

Illinois — 0.7%
415,000	A-1+	Illinois Finance Authority Revenue, Resurrection Health, Series B, LOC-JPMorgan Chase, 2.950%, 3/1/06	415,000

Wyoming — 1.1%
600,000	A-1+	Lincoln County, WY, PCR, Exxon Project, Series C, 2.900%, 3/1/06	600,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,490,000)	3,490,000

		TOTAL INVESTMENTS — 100.9% (Cost — $54,832,038#)	56,285,348
		Liabilities in Excess of Other Assets — (0.9)%	(525,126)

		TOTAL NET ASSETS — 100.0%	$55,760,222

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 92 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation
CDA	—	Community Development Authority
COP	—	Certificate of Participation
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
PCR	—	Pollution Control Revenue
SPA	—	Standby Bond Purchase Agreement

Summary of Investments by Industry* (unaudited)

General Obligation	31.1%
Education	22.3
Utilities	8.1
Hospitals	6.8
Water and Sewer	6.7
Transportation	5.9
Pre-Refunded	4.5
Industrial Development	4.2
Public Facilities	3.8
Tax Allocation	1.8
Escrowed to Maturity	1.8
Pollution Control	1.1
Housing: Single-Family	1.0
Finance	0.9

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
SOVEREIGN BONDS — 53.1%

Belgium — 0.3%
400,000	EUR	Kingdom of Belgium, 5.750% due 3/28/08 (a)	$502,445

Canada — 7.2%
1,500,000,000	JPY	Government of Canada, 0.700% due 3/20/06 (a)	12,954,180

France — 9.7%
1,000,000	EUR	French Treasury Notes, 3.000% due 7/12/08 (a)	1,190,738
		Government of France:
6,500,000	EUR	6.500% due 4/25/11 (a)	8,914,169
1,800,000	EUR	4.000% due 4/25/14 (a)	2,229,631
1,800,000	EUR	4.000% due 10/25/14 (a)	2,230,682
1,900,000	EUR	5.500% due 4/25/29 (a)	2,881,189
100,000	EUR	4.750% due 4/25/35 (a)	140,238

		Total France	17,586,647

Germany — 12.9%
400,000	EUR	Bundesobligation, 3.500% due 10/9/09 (a)	481,691
		Bundesrepublik Deutschland:
200,000	EUR	4.500% due 7/4/09 (a)	248,342
4,400,000	EUR	5.000% due 7/4/12	5,724,195
1,600,000	EUR	4.250% due 1/4/14	2,013,087
2,300,000	EUR	4.250% due 7/4/14 (a)	2,898,352
2,800,000	EUR	6.250% due 1/4/24 (a)	4,454,739
1,000,000	EUR	5.625% due 1/4/28 (a)	1,526,090
3,100,000	EUR	6.250% due 1/4/30 (a)	5,157,827
600,000	EUR	4.750% due 7/4/34 (a)	842,015

		Total Germany	23,346,338

Greece — 2.8%
3,500,000	EUR	Hellenic Republic, 6.500% due 1/11/14 (a)	4,981,771

Italy — 0.7%
1,050,000	EUR	Buoni Poliennali Del Tesoro, 4.500% due 5/1/09	1,301,357

Japan — 4.3%
		Japan Government:
280,000,000	JPY	1.500% due 3/20/14	2,422,051
110,000,000	JPY	1.600% due 6/20/14	956,987
170,000,000	JPY	2.300% due 6/20/35	1,486,072
310,000,000	JPY	Series 20, 2.500% due 9/20/35	2,828,300

		Total Japan	7,693,410

Netherlands — 2.9%
		Netherlands Government:
4,000,000	EUR	5.250% due 7/15/08 (a)	5,001,744
200,000	EUR	3.750% due 7/15/14 (a)	243,517

		Total Netherlands	5,245,261

Poland — 1.2%
6,280,000	PLN	Poland Government Bond, 6.000% due 5/24/09 (a)	2,081,827

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

Portugal — 2.6%
4,000,000	EUR	Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08 (a)	$4,788,020

Russia — 0.6%
900,000		Russian Federation, step bond to yield 3.443% due 3/31/30 (a)	1,017,000

Spain — 5.8%
		Spanish Government:
5,600,000	EUR	3.600% due 1/31/09 (a)	6,760,155
2,200,000	EUR	5.750% due 7/30/32 (a)	3,493,346
200,000	EUR	4.200% due 1/31/37 (a)	257,572

		Total Spain	10,511,073

United Kingdom — 2.1%
860,000	GBP	United Kingdom Treasury, 7.500% due 12/7/06 (a)	1,543,800
1,170,000	GBP	United Kingdom Treasury Gilt, 4.750% due 9/7/15 (a)	2,196,496

		Total United Kingdom	3,740,296

		TOTAL SOVEREIGN BONDS (Cost — $99,214,144)	95,749,625

CORPORATE BONDS & NOTES (a) — 7.0%

Australia — 0.5%
100,000,000	JPY	GMAC Australia Finance, Series EMTN, 1.120% due 3/23/06	860,763

Cayman Islands — 0.3%
400,000		Resona Bank Ltd., 5.850% due 9/29/49 (b)(c)	397,815
100,000		Vita Capital Ltd., Series 2003-I, Notes, 5.880% due 1/1/07 (b)(c)	100,250

		Total Cayman Islands	498,065

France — 0.2%
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13	424,903

Greece — 0.3%
370,000	EUR	Public Power Corp., Notes, 4.500% due 3/12/09	451,966

Hong Kong — 0.4%
500,000	EUR	Hutchinson Whampoa Finance Ltd., 5.875% due 7/8/13	660,659

Italy — 0.5%
720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12	951,656

Japan — 0.1%
200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., 3.500% due 12/16/15 (c)	235,430

Luxembourg — 0.4%
567,000	EUR	Hannover Finance Luxembourg SA, 5.000% due 6/1/49 (c)	683,684
100,000		VTB Capital SA, Serior Notes, 5.250% due 9/21/07 (b)(c)	100,075

		Total Luxembourg	783,759

Mexico — 0.5%
		PEMEX Project Funding Master Trust:
540,000	EUR	6.250% due 8/5/13 (b)	727,450
100,000		5.750% due 12/15/15 (b)	99,975

		Total Mexico	827,425

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

Netherlands — 0.2%
280,000	EUR	TPSA Eurofinance BV, Medium-Term Note, 6.625% due 3/1/06	$333,802

United Kingdom — 0.9%
400,000		HBOS PLC, Subordinated, 5.920% due 9/29/49 (b)(c)	398,811
300,000		Royal Bank of Scotland Group PLC, Senior Notes, 4.500% due 12/21/07 (b)(c)	300,140
1,000,000		Royal Bank of Scotland PLC, Notes, 4.664% due 7/21/08 (b)(c)	1,000,574

		Total United Kingdom	1,699,525

United States — 2.7%
900,000		CIT Group Inc., Series MTN, Senior Notes, 4.840% due 2/21/08 (c)	900,276
300,000		DaimlerChrysler North America Holding Corp., Notes, 6.400% due 5/15/06	300,714
900,000		Genworth Global Funding, Secured Notes, 4.642% due 2/10/09 (c)	900,528
200,000		Harrahs Operating Co. Inc., 5.315% due 2/8/08 (b)(c)	200,395
300,000		HSBC Finance Corp., Senior Unsecured, 4.621% due 9/15/08 (c)	300,974
300,000		IBJ Preferred Capital Co., 8.790% due 12/29/49 (b)(c)	320,978
200,000		MCI Inc., Senior Notes, 6.688% due 5/1/09	206,500
200,000		Mizuho JGB Investment LLC, Bonds, 9.870% due 12/31/49 (b)(c)	218,634
900,000		Morgan Stanley, Series Notes, Series F, 4.830% due 2/9/09 (c)	900,413
700,000		Rabobank Nederland, Senior Notes, 4.640% due 1/15/09 (b)(c)	700,251

		Total United States	4,949,663

		TOTAL CORPORATE BONDS & NOTES (Cost — $12,334,836)	12,677,616

ASSET-BACKED SECURITIES (a)(c) — 3.0%

Home Equity — 2.5%
659,191		AAA Trust, Series 2005-2, Class A1, 4.634% due 11/26/35 (b)	660,475
900,000		ACE Securities Corp., Series 2006-HE1, Class A2A, 4.650% due 2/25/36	900,847
144,385		Aegis Asset Backed Securities Trust, Series 2004-4, Class A2A, 4.420% due 10/25/34	144,561
361,989		Asset Backed Funding Certificates, Series 2005-HE2, Class A2A, 4.691% due 6/25/35	362,160
709,374		Countrywide Asset-Backed Certificates, Series 2005-5, Class 2A1, 4.661% due 10/25/35	709,850
302,174		Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass Through Securities, Series T-35, Class A, 4.861% due 9/25/31	302,399
55,099		Finance America Mortgage Loan Trust, Series 2004-1, Class 2A1, 4.751% due 6/25/34	55,141
834,185		MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A1, 4.691% due 11/25/35	834,740
117,995		Quest Trust, Series 2005-X1, Class A1, 4.761% due 3/25/35 (b)	118,070
28,424		Renaissance Home Equity Loan Trust, Series 2004-4, Class AF1, 4.781% due 2/25/35	28,443
315,979		SACO I Trust, Series 2004-3A, Class A, 4.851% due 12/25/35 (b)	316,176
130,616		Structured Asset Securities Corp., Series 2005-WF1, Class A1, 4.671% due 2/25/35	130,701

		Total Home Equity	4,563,563

Student Loan — 0.5%
900,000		Nelnet Student Loan Trust, Series 2006-1, Class A1, 4.730% due 8/23/11	899,719

		TOTAL ASSET-BACKED SECURITIES (Cost — $5,460,038)	5,463,282

MORTGAGE-BACKED SECURITIES — 3.5%

FNMA — 3.5%
		Federal National Mortgage Association (FNMA):
352,618		5.500% due 10/1/34 (a)	349,933
894,439		4.195% due 11/1/34 (a)(c)	881,537
5,200,000		5.500% due 3/1/36-4/1/36 (e)	5,152,439

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $6,372,136)	6,383,909

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (a) — 6.6%
426,327	Banc of America Mortgage Securities, Series 2004-4, Class 1A9, 5.000% due 5/25/34	$415,119
900,000	Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 4.790% due 2/5/19 (b)(c)	898,581
900,000	Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1, 4.815% due 3/20/46 (c)	900,000
	Countrywide Home Loans:
922,733	Series 2005-002, Class 1A1, 4.901% due 3/25/35 (c)	926,955
204,495	Series 2005-003, Class 2A1, 4.871% due 4/25/35 (c)	205,409
233,699	Series 2005-011, Class 3A1, 4.803% due 4/25/35 (c)	235,242
291,071	Series 2005-HYB9, Class 3A2A, 5.250% due 11/20/25 (c)	288,189
	Federal Home Loan Mortgage Corp. (FHLMC):
870,719	Series 2770, Class YW, 4.000% due 6/15/22	858,896
849,052	Series 3037, Class BC, 4.500% due 2/15/20	825,527
	Federal National Mortgage Association (FNMA):
37,454	Series 2003-34, Class A1, 6.000% due 4/25/43	37,636
210,992	Series 2004-W12, Class 1A1, 6.000% due 7/25/44	212,552
370,042	Series 2005-120, Class NF, 4.681% due 1/25/21 (c)	368,953
53,783	Federal National Mortgage Association (FNMA) Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	54,171
512,410	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 4.526% due 10/25/44 (c)	515,791
273,417	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34	271,256
544,230	Government National Mortgage Association (GNMA), Series 2004-68, Class ZC, 6.000% due 8/20/34	550,307
700,000GBP	Permanent Financing PLC, Series 4, Class 5A2, 4.811% due 6/10/42 (c)	1,230,636
	Structured Asset Mortgage Investments Inc.:
410,946	Series 2005-AR2, Class 2A1, 4.811% due 6/19/35 (c)	411,223
299,508	Series 2005-AR8, Class A1A, 4.861% due 2/25/36 (c)	299,508
188,697	Structured Asset Securities Corp., Series 2005-S5, Class A1, 4.681% due 8/25/35 (c)	188,815
	Washington Mutual:
53,981	Series 2001-7, Class A, 4.674% due 5/25/41 (c)	54,208
19,297	Series 2002-AR9, Class 1A, 4.726% due 8/25/42 (c)	19,183
900,000	Series 2006-AR3, Class A1A, 4.618% due 2/25/46 (c)	900,000
476,313	Washington Mutual Inc., Series 2005-AR13, Class A1A1, 4.871% due 10/25/45 (c)	478,808
800,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.950% due 3/25/36	787,656

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $12,027,121)	11,934,621

U.S. GOVERNMENT & AGENCY OBLIGATIONS (a) — 7.2%

U.S. Government Agencies — 7.1%
	Federal National Mortgage Association (FNMA):
4,957,262	5.500% due 5/1/34	4,923,698
6,219,929	5.500% due 11/1/34	6,172,554
1,687,554	5.500% due 2/1/35	1,674,700

	Total U.S. Government Agencies	12,770,952

U.S. Government Obligations — 0.1%
200,000	U.S. Treasury Notes, 3.875% due 5/15/10	194,250

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $12,549,363)	12,965,202

U.S. TREASURY INFLATION PROTECTED SECURITIES (a) — 0.8%
198,338	U.S. Treasury Bonds, Inflation Indexed, 2.000% due 1/15/26	199,562
	U.S. Treasury Notes, Inflation Indexed:
824,648	1.625% due 1/15/15	800,392
505,960	1.875% due 7/15/15	501,276

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $1,507,897)	1,501,230

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments
Contracts		Security	Value
PURCHASED OPTIONS — 0.1%

Germany — 0.0%
900,000	EUR	Swaption, 6 Month LIBOR, 3.45% fixed rate, Put @ $3.45, expires 6/16/06	$7,312

United States — 0.1%
134		Eurodollar futures, Call @ $95.00, expires 6/19/06	20,100
140		Eurodollar futures, Put @ $94.38, expires 3/13/06	875
60		Eurodollar futures, Put @ $95.13, expires 3/13/06	3,000
89		Eurodollar futures, Put @ $95.00, expires 6/19/06	28,925
55		Eurodollar futures, Put @ $92.25, expires 12/18/06	344
322		Eurodollar futures, Put @ $92.50, expires 12/18/06	2,013
2,300,000		Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 4/4/06	0
13,900,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 5/2/06	1,557
7,000,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 8/8/06	6,160
2,300,000		Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 10/4/06	1,106
2,300,000		Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/12/06	416
14,000,000		Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 10/18/06	8,960
2,300,000		Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/24/06	501
1,500,000		Swaption, 3 Month LIBOR, 4.80% fixed rate, Call @ $4.80, expires 12/22/06	3,987
800,000		Swaption, USD vs. JPY, Put @ $115.00, expires 5/26/06	15,933

		Total United States	93,877

		TOTAL PURCHASED OPTIONS (Cost — $239,079)	101,189

Face Amount
MUNICIPAL BOND — 0.1%

United States — 0.1%
$ 200,000		Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters, 5.250% due 10/1/35 (a) (Cost — $221,244)	227,242

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $149,925,858)	147,003,916

SHORT-TERM INVESTMENTS — 31.2%
COMMERCIAL PAPER (a)(f) — 21.3%
5,000,000		Asb Bank Ltd., 4.616% due 4/20/06	4,968,264
4,800,000		Bank of Ireland, 4.663% due 5/8/06	4,757,376
1,000,000		Dnb Nor Bank Asa, 4.724% due 6/8/06	986,890
2,600,000		General Electric Capital Corp., 4.654% due 5/9/06	2,576,730
4,800,000		HBOS Treasury Services, 4.664% due 5/9/06	4,757,040
		Nordea North America Inc.:
1,100,000		4.601% due 4/25/06	1,092,354
2,000,000		4.654% due 5/8/06	1,982,240
1,100,000		Societe Generale North America, 4.469% due 4/4/06	1,095,408
1,900,000		Spintab AB, 4.601% due 4/25/06	1,886,792
5,400,000		Statens Bostadsfin, 4.610% due 4/10/06	5,372,580
600,000		Svenska Handlesbanken Inc., 4.616% due 4/28/06	595,587
		Swedbank:
300,000		4.454% due 3/28/06	299,009
2,000,000		4.532% due 4/20/06	1,987,556
900,000		4.659% due 5/9/06	891,891
		UBS Finance Delaware LLC:
500,000		4.654% due 5/8/06	495,590
4,800,000		4.713% due 6/6/06	4,738,752

		Total Commercial Paper (Cost — $38,487,953)	38,484,059

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
SOVEREIGN BONDS — 5.9%
9,000,000	EUR	Kingdom of the Netherlands, zero coupon to yield 2.435% due 4/28/06 (a) (Cost — $10,724,156)	$10,687,197

U.S. GOVERNMENT OBLIGATIONS (a)(f)(g) — 0.6%
		U.S. Treasury Bills:
515,000		3.862% due 3/16/06	514,179
20,000		4.195% due 3/16/06	19,965
20,000		4.196% due 3/16/06	19,965
520,000		4.205% due 3/16/06	519,093
20,000		4.256% due 3/16/06	19,965

		Total U.S. Government Obligations (Cost — $1,093,167)	1,093,167

REPURCHASE AGREEMENT — 3.4%
6,093,000		State Street Bank & Trust Co. dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity — $6,093,694; (Fully collateralized by U.S. Treasury Bond, 7.250% due 8/15/22; Market value — $6,218,008) (a) (Cost — $6,093,000)	6,093,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $56,398,276)	56,357,423

		TOTAL INVESTMENTS — 112.6% (Cost — $206,324,134#)	203,361,339
		Liabilities in Excess of Other Assets — (12.6)%	(22,839,256)

		TOTAL NET ASSETS — 100.0%	$180,522,083

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

EMTN	—	Euro Medium-Term Note
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Inc.
MTN	—	Medium-Term Note
PLN	—	Polish Zloty

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments
Summary of Investments by Security Type* (unaudited)
Sovereign Bonds	47.1%
U.S. Government & Agency Obligations	6.4
Corporate Bonds & Notes	6.2
Collateralized Mortgage Obligations	5.9
Mortgage-Backed Securities	3.1
Asset-Backed Securities	2.7
U.S. Treasury Inflation Protected Securities	0.7
Municipal Bond	0.1
Purchased Options	0.1
Short-Term Investments	27.7

100.0%

*	As a percentage of total investments.

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
134	Eurodollar Futures Call	6/16/06	$95.25	$28,475
60	Eurodollar Futures Put	3/10/06	94.75	375
29	Eurodollar Futures Put	6/16/06	94.75	3,625
1,000,000	Swaption, 3 Month LIBOR, 4.54% fixed rate Call	4/4/06	4.54	3
6,000,000	Swaption, 3 Month LIBOR, 4.78% fixed rate Call	5/2/06	4.78	4,284
3,000,000	Swaption, 3 Month LIBOR, 4.78% fixed rate Call	8/8/06	4.78	9,540
1,000,000	Swaption, 3 Month LIBOR, 4.54% fixed rate Call	10/4/06	4.54	2,083
1,000,000	Swaption, 3 Month LIBOR, 4.30% fixed rate Call	10/12/06	4.30	843
6,000,000	Swaption, 3 Month LIBOR, 4.56% fixed rate Call	10/18/06	4.56	14,958
1,000,000	Swaption, 3 Month LIBOR, 4.31% fixed rate Call	10/24/06	4.31	1,005
600,000	Swaption, 3 Month LIBOR, 4.85% fixed rate Call	12/22/06	4.85	4,616
1,300,000	Swaption, 3 Month LIBOR, 5.20% fixed rate Put	6/16/06	5.20	5,438
800,000	Swaption, USD vs. JPY Put	5/26/06	112.00	7,238

	TOTAL OPTIONS WRITTEN (Premiums received — $232,721)			$82,483

Schedule of Securities Sold Short

Face Amount†*		Security	Value
30,000	EUR*	United Kingdom Treasury Gilt, 4.750% due 9/7/15	$54,912
15,000,000		United States Treasury Note, 4.500% due 11/15/15	14,896,890

		TOTAL OPEN SHORT SALES (Proceeds — $14,947,222)	$14,951,802

*	See page 90 for definitions of abbreviations and footnotes.

See Notes to Financial Statements.

Ratings

(unaudited)

Bond Ratings
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
Short-Term Security Ratings
SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

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Statements of Assets and Liabilities

February 28, 2006 (unaudited)

	Large Capitalization Value Equity Investments	Large Capitalization Growth Investments	Small Capitalization Value Equity Investments
ASSETS:
Investments, at cost	$1,283,605,010	$1,196,136,643	$277,564,229
Foreign currency, at cost	—	—	—

Investments, at value	$1,478,518,388	$1,572,211,130	$359,111,615
Foreign currency, at value	—	—	—
Cash	2,456	3,330	2,485
Receivable for securities sold	7,968,588	4,139,807	832,731
Receivable for Fund shares sold	6,066,709	6,711,555	974,805
Dividends and interest receivable	3,130,304	1,438,980	778,968
Unrealized appreciation on swaps (Notes 1 and 3)	—	—	—
Receivable for open forward currency contracts (Notes 1 and 3)	—	—	—
Receivable from broker — variation margin on open futures contracts (Notes 1 and 3)	—	—	—
Interest receivable for open swap contracts (Notes 1 and 3)	—	—	—
Principal paydown receivable	—	—	—
Deposits with brokers for open futures contracts (Notes 1 and 3)	—	—	—
Prepaid expenses	23,447	26,637	11,527

Total Assets	1,495,709,892	1,584,531,439	361,712,131

LIABILITIES:
Payable for securities purchased	19,836,785	6,894,094	790,472
Payable for Fund shares repurchased	1,118,540	1,522,460	782,890
Investment management fee payable	649,274	722,225	219,032
Transfer agent fees payable	198,921	222,244	109,269
Administration fee payable	109,188	114,872	27,115
Trustees’ fees payable	880	3,911	1,872
Interest payable for short sales (Note 1)	—	—	—
Due to custodian	—	—	—
Premium paid for open swaps (Notes 1 and 3)	—	—	—
Investments sold short, at value (proceeds received $5,617,264 and $14,947,222 respectively) (Note 1)	—	—	—
Options written, at value (premium received $238,101 and $232,721 respectively) (Notes 1 and 3)	—	—	—
Unrealized depreciation on swaps (Notes 1 and 3)	—	—	—
Payable for open forward currency contracts (Notes 1 and 3)	—	—	—
Distributions payable	—	—	—
Deferred dollar roll income	—	—	—
Interest payable for open swap contracts (Notes 1 and 3)	—	—	—
Accrued expenses	62,160	73,885	57,610
Other liabilities	—	—	—

Total Liabilities	21,975,748	9,553,691	1,988,260

Total Net Assets	$1,473,734,144	$1,574,977,748	$359,723,871

NET ASSETS:
Par value (Note 4)	$126,784	$117,653	$26,208
Paid-in capital in excess of par value	1,232,908,100	1,528,366,154	256,465,193
Accumulated net investment loss	—	(1,339,203)	—
Undistributed (Overdistributed) net investment income	1,594,011	—	358,003
Accumulated net realized gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency transactions	44,191,871	(328,241,343)	21,327,081
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap contracts and foreign currencies	194,913,378	376,074,487	81,547,386

Total Net Assets	$1,473,734,144	$1,574,977,748	$359,723,871

Shares Outstanding	126,783,846	117,653,447	26,208,424

Net Asset Value	$11.62	$13.39	$13.73

(1)	Net of deferred capital gains tax of $95,605 and $434,783 for the International Equity Investments and Emerging Markets Equity Investments Funds, respectively.

See Notes to Financial Statements.

Small Capitalization Growth Investments	International Equity Investments	Emerging Markets Equity Investments	Government Money Investments	Core Fixed Income Investments	High Yield Investments	Municipal Bond Investments	International Fixed Income Investments

$285,702,440	$1,030,813,686	$172,612,275	$103,459,794	$718,199,065	$156,759,156	$54,832,038	$206,324,134
—	735,934	443,712	—	11,581,856	—	—	1,868,484

$407,699,158	$1,287,226,509	$289,517,934	$103,459,794	$715,982,436	$159,258,006	$56,285,348	$203,361,339
—	740,310	440,682	—	11,543,492	—	—	1,879,682
1,739	1,901	556,752	678	1,645	—	1,319	876
5,973,800	881,888	3,938,913	—	37,662,049	4,215,148	—	25,487,492
1,286,450	8,423,608	1,356,099	453,388	4,237,865	158,356	438,250	934,033
53,041	1,737,560	1,087,866	57,849	4,054,310	2,926,373	716,857	2,078,914
—	—	—	—	555,323	—	—	1,282,527
—	—	—	—	658,732	—	—	191,498
—	—	584	—	83,973	—	—	331,757
—	—	—	—	102,240	—	—	—
—	—	—	—	67,138	—	—	—
—	—	25,000	—	—	—	—	—
12,039	30,762	21,995	9,278	15,353	10,796	11,169	9,340

415,026,227	1,299,042,538	296,945,825	103,980,987	774,964,556	166,568,679	57,452,943	235,557,458

3,372,349	19,671,669	1,566,857	—	114,271,976	1,067,990	1,502,963	36,482,276
678,988	530,748	578,132	115,566	261,567	1,249,687	143,887	240,793
252,521	595,286	184,797	—	193,057	74,822	16,428	68,396
179,733	138,693	62,905	60,370	105,366	52,392	1,455	52,212
30,240	95,905	21,959	9,002	49,027	10,818	4,175	13,984
99	955	1,051	332	337	105	1,032	829
—	—	—	—	132,279	—	—	240,650
—	—	—	—	—	2,775,228	—	—
—	—	—	—	570,310	—	—	1,291,847
—	—	—	—	5,630,478	—	—	14,951,802
—	—	—	—	81,017	—	—	82,483
—	—	—	—	154,438	—	—	905,736
—	—	—	—	13,713	—	—	529,135
—	—	—	223	78,708	43,357	10,945	14,546
—	—	—	—	22,916	—	—	—
—	—	—	—	—	—	—	117,691
50,154	98,562	143,980	39,998	46,460	40,567	11,836	42,995
—	95,605	434,783	—	—	—	—	—

4,564,084	21,227,423	2,994,464	225,491	121,611,649	5,314,966	1,692,721	55,035,375

$410,462,143	$1,277,815,115	$293,951,361	$103,755,496	$653,352,907	$161,253,713	$55,760,222	$180,522,083

$24,197	$100,179	$21,912	$103,781	$80,176	$34,238	$6,099	$23,140
604,913,234	1,189,813,196	237,541,821	103,671,700	668,762,922	245,590,963	56,092,790	188,081,687
—	—	—	—	—	—	—	—
811,746	(4,059,121)	(466,636)	1,127	133,718	598,934	130,436	(3,040,016)
(317,284,013)	(164,348,509)	(59,651,674)	(21,112)	(13,994,911)	(87,469,272)	(1,922,413)	(1,276,859)
121,996,979	256,309,370 (1)	116,505,938 (1)	—	(1,628,998)	2,498,850	1,453,310	(3,265,869)

$410,462,143	$1,277,815,115	$293,951,361	$103,755,496	$653,352,907	$161,253,713	$55,760,222	$180,522,083

24,196,779	100,179,444	21,911,648	103,781,268	80,176,358	34,237,979	6,098,951	23,139,827

$16.96	$12.76	$13.42	$1.00	$8.15	$4.71	$ 9.14	$7.80

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2006 (unaudited)

	Large Capitalization Value Equity Investments	Large Capitalization Growth Investments	Small Capitalization Value Equity Investments
INVESTMENT INCOME:
Dividends	$15,721,838	$4,303,462	$3,244,235
Interest	1,276,301	628,051	207,729
Income from securities lending	—	—	34,710
Less: Foreign taxes withheld	(30,097)	(14,393)	(14,941)

Total Investment Income	16,968,042	4,917,120	3,471,733

EXPENSES:
Investment management fee (Note 2)	4,009,853	4,723,946	1,482,364
Administration fee (Note 2)	859,545	987,841	232,455
Transfer agent fees (Note 2)	463,577	447,074	389,102
Custody fees	33,565	36,336	21,682
Trustees’ fees	26,566	27,647	9,535
Shareholder reports	22,485	17,074	21,969
Insurance	17,769	16,853	4,890
Audit and tax	15,044	15,053	13,570
Legal fees	10,902	10,958	11,815
Registration fees	5,725	6,160	3,948
Miscellaneous expenses	2,878	3,436	2,573

Total Investment Expenses	5,467,909	6,292,378	2,193,903
Less: Investment management and administration fee waivers and/or expense reimbursements (Note 2)	(30,792)	(36,055)	(8,288)

Net Expenses	5,437,117	6,256,323	2,185,615

Net Investment Income (Loss)	11,530,925	(1,339,203)	1,286,118

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SHORT SALES, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	70,891,780	24,829,578	32,183,201
Futures contracts	—	—	—
Options written	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	39	—	14

Net Realized Gain (Loss)	70,891,819	24,829,578	32,183,215

Change in Net Unrealized Appreciation/Depreciation From:
Investments	13,798,882	57,092,960	(3,839,252)
Futures contracts	—	—	—
Options written	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Foreign currencies	—	—	—

Change in Net Unrealized Appreciation/Depreciation	13,798,882	57,092,960	(3,839,252)

Net Gain (Loss) on Investments, Futures Contracts, Options Written, Short Sales, Swap Contracts and Foreign Currency Transactions	84,690,701	81,922,538	28,343,963

Increase (Decrease) in Net Assets From Operations	$96,221,626	$80,583,335	$29,630,081

(1)	Net of deferred capital gains tax of $95,605 and $434,783 for the International Equity Investments and Emerging Markets Equity Investments Funds, respectively.
(2)	Net of foreign capital gains tax of $109,594.

See Notes to Financial Statements.

Small Capitalization Growth Investments	International Equity Investments		Emerging Markets Equity Investments		Government Money Investments	Core Fixed Income Investments	High Yield Investments	Municipal Bond Investments	International Fixed Income Investments

$3,004,602	$5,614,004		$2,553,894		$—	$24,288	$58,259	$—	$—
185,292	830,906		67,586		1,943,143	13,365,679	9,413,824	966,442	2,793,011
57,952	121,732		—		—	34,389	20,095	—	—
(16,710)	(407,704)		(331,900)		—	—	—	—	(34)

3,231,136	6,158,938		2,289,580		1,943,143	13,424,356	9,492,178	966,442	2,792,977

1,667,118	3,214,612		1,107,118		72,696	1,088,184	687,973	87,544	375,990
261,307	632,634		173,275		60,580	341,395	157,150	27,357	93,997
418,028	378,331		232,019		264,066	271,445	199,348	8,043	133,096
18,347	146,446		272,319		6,520	60,015	37,759	5,452	38,217
9,116	18,543		6,930		3,659	11,440	6,480	3,063	4,959
17,571	17,439		13,076		14,017	15,026	10,166	2,396	9,537
5,216	9,890		3,005		1,464	6,344	3,174	608	2,287
13,788	14,742		18,052		12,694	13,927	12,695	12,079	12,792
11,030	10,113		11,960		10,310	10,855	10,657	10,386	10,361
4,241	5,636		2,830		3,794	5,119	3,918	2,815	3,707
3,073	3,125		2,710		2,586	2,147	2,717	1,090	2,598

2,428,835	4,451,511		1,843,294		452,386	1,825,897	1,132,037	160,833	687,541
(9,445)	(22,700)		(6,481)		(166,446)	(11,825)	(6,010)	(959)	(3,115)

2,419,390	4,428,811		1,836,813		285,940	1,814,072	1,126,027	159,874	684,426

811,746	1,730,127		452,767		1,657,203	11,610,284	8,366,151	806,568	2,108,551

31,688,625	52,020,904		26,271,413	(2)	—	(3,284,415)	(1,086,285)	(91,145)	(344,945)
—	—		(3,336)		—	85,429	—	—	(996,200)
—	—		—		—	11,347	—	—	2,000
—	—		—		—	254,395	—	—	851,738
(179)	(300,179)		(282,091)		—	(519,023)	—	—	(472,690)

31,688,446	51,720,725		25,985,986		—	(3,452,267)	(1,086,285)	(91,145)	(960,097)

24,697,431	99,105,704		44,769,715		—	(8,984,538)	(3,301,364)	(370,636)	(5,695,339)
—	—		15,641		—	(240,948)	—	—	(470,309)
—	—		—		—	145,295	—	—	150,238
—	—		—		—	118,639	—	—	(4,063)
—	—		—		—	278,802	—	—	831,527
261	(145,046	)(1)	(17,720	)(1)	—	628,368	—	—	(821,275)

24,697,692	98,960,658		44,767,636		—	(8,054,382)	(3,301,364)	(370,636)	(6,009,221)

56,386,138	150,681,383		70,753,622		—	(11,506,649)	(4,387,649)	(461,781)	(6,969,318)

$57,197,884	$152,411,510		$71,206,389		$1,657,203	$103,635	$3,978,502	$344,787	$(4,860,767)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2006 (unaudited) and the Year Ended August 31, 2005

	Large Capitalization Value Equity Investments		Large Capitalization Growth Investments
	2006	2005	2006	2005
OPERATIONS:
Net investment income (loss)	$11,530,925	$19,016,583	$(1,339,203)	$(1,582,254)
Net realized gain	70,891,819	105,489,327	24,829,578	42,558,683
Change in net unrealized appreciation/depreciation	13,798,882	76,906,982	57,092,960	179,917,671
Payment by affiliate (Note 2)	—	90,008	—	—

Increase in Net Assets From Operations	96,221,626	201,502,900	80,583,335	220,894,100

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(22,000,056)	(15,008,704)	—	—
Net realized gains	(56,411,813)	—	—	—

Decrease in Net Assets From Distributions to Shareholders	(78,411,869)	(15,008,704)	—	—

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	177,628,916	235,376,292	193,144,856	321,826,453
Reinvestment of distributions	76,955,066	14,701,468	—	—
Cost of shares repurchased	(149,778,368)	(389,251,134)	(218,506,084)	(239,752,931)

Increase (Decrease) in Net Assets From Fund Share Transactions	104,805,614	(139,173,374)	(25,361,228)	82,073,522

Increase (Decrease) in Net Assets	122,615,371	47,320,822	55,222,107	302,967,622
NET ASSETS:
Beginning of period	1,351,118,773	1,303,797,951	1,519,755,641	1,216,788,019

End of period*	$1,473,734,144	$1,351,118,773	$1,574,977,748	$1,519,755,641

* Includes undistributed (overdistributed) net investment income and net investment loss, respectively, of:	$1,594,011	$12,063,142	$(1,339,203)	$—

See Notes to Financial Statements.

Small Capitalization Value Equity Investments		Small Capitalization Growth Investments		International Equity Investments		Emerging Markets Equity Investments
2006	2005	2006	2005	2006	2005	2006	2005

$1,286,118	$2,670,534	$811,746	$(3,086,909)	$1,730,127	$11,231,812	$452,767	$2,844,749
32,183,215	89,182,923	31,688,446	32,637,281	51,720,725	51,846,530	25,985,986	35,844,348
(3,839,252)	1,043,501	24,697,692	50,605,222	98,960,658	93,488,454	44,767,636	35,013,149
—	—	—	—	—	—	—	104,701

29,630,081	92,896,958	57,197,884	80,155,594	152,411,510	156,566,796	71,206,389	73,806,947

(2,000,018)	(3,502,303)	—	—	(14,000,078)	(6,542,279)	(2,660,716)	(2,337,325)
(93,785,810)	(43,785,779)	—	—	—	—	—	—

(95,785,828)	(47,288,082)	—	—	(14,000,078)	(6,542,279)	(2,660,716)	(2,337,325)

27,589,255	53,855,042	41,627,974	124,795,334	291,279,551	291,007,801	33,254,330	56,437,957
94,075,210	46,502,013	—	—	13,786,888	6,435,533	2,627,002	2,307,383
(80,784,471)	(190,366,637)	(105,474,560)	(105,752,901)	(75,288,051)	(126,398,774)	(58,626,046)	(70,149,267)

40,879,994	(90,009,582)	(63,846,586)	19,042,433	229,778,388	171,044,560	(22,744,714)	(11,403,927)

(25,275,753)	(44,400,706)	(6,648,702)	99,198,027	368,189,820	321,069,077	45,800,959	60,065,695

384,999,624	429,400,330	417,110,845	317,912,818	909,625,295	588,556,218	248,150,402	188,084,707

$359,723,871	$384,999,624	$410,462,143	$417,110,845	$1,277,815,115	$909,625,295	$293,951,361	$248,150,402

$358,003	$1,071,903	$811,746	$—	$(4,059,121)	$8,210,830	$(466,636)	$1,741,313

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2006 (unaudited) and the Year Ended August 31, 2005 (continued)

	Government Money Investments
	2006	2005
OPERATIONS:
Net investment income	$1,657,203	$2,024,811
Net realized gain (loss)	—	—
Change in net unrealized appreciation/depreciation	—	—

Increase (Decrease) in Net Assets From Operations	1,657,203	2,024,811

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(1,656,076)	(2,024,811)
Net realized gains	—	—

Decrease in Net Assets From Distributions to Shareholders	(1,656,076)	(2,024,811)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	57,135,541	81,520,530
Reinvestment of distributions	1,762,215	1,899,900
Cost of shares repurchased	(51,519,272)	(80,919,381)

Increase (Decrease) in Net Assets From Fund Share Transactions	7,378,484	2,501,049

Increase (Decrease) in Net Assets	7,379,611	2,501,049
NET ASSETS:
Beginning of period	96,375,885	93,874,836

End of period*	$103,755,496	$96,375,885

*Includes undistributed (overdistributed) net investment income of:	$1,127	$—

See Notes to Financial Statements.

Core Fixed Income Investments		High Yield Investments		Municipal Bond Investments		International Fixed Income Investments
2006	2005	2006	2005	2006	2005	2006	2005

$11,610,284	$18,210,723	$8,366,151	$15,083,715	$806,568	$1,295,596	$2,108,551	$4,041,208
(3,452,267)	6,237,699	(1,086,285)	6,324,470	(91,145)	110,072	(960,097)	4,884,956
(8,054,382)	(3,462,922)	(3,301,364)	(4,522,894)	(370,636)	71,304	(6,009,221)	(3,137,411)

103,635	20,985,500	3,978,502	16,885,291	344,787	1,476,972	(4,860,767)	5,788,753

(13,200,217)	(19,231,971)	(7,767,217)	(17,408,214)	(823,701)	(1,370,584)	(2,204,155)	(9,192,761)
—	—	—	—	—	—	(1,072,875)	—

(13,200,217)	(19,231,971)	(7,767,217)	(17,408,214)	(823,701)	(1,370,584)	(3,277,030)	(9,192,761)

187,614,323	140,614,247	34,376,187	104,892,148	18,944,723	11,918,379	59,207,224	122,289,425
12,653,978	18,455,662	7,483,198	16,805,849	750,152	1,235,647	3,161,284	8,604,306
(67,664,104)	(107,786,068)	(139,056,189)	(98,585,898)	(3,878,713)	(6,732,139)	(27,618,208)	(89,991,961)

132,604,197	51,283,841	(97,196,804)	23,112,099	15,816,162	6,421,887	34,750,300	40,901,770

119,507,615	53,037,370	(100,985,519)	22,589,176	15,337,248	6,528,275	26,612,503	37,497,762

533,845,292	480,807,922	262,239,232	239,650,056	40,422,974	33,894,699	153,909,580	116,411,818

$653,352,907	$533,845,292	$161,253,713	$262,239,232	$55,760,222	$40,422,974	$180,522,083	$153,909,580

$133,718	$1,723,651	$598,934	$—	$130,436	$147,569	$(3,040,016)	$(2,944,412)

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments
	2006(1)		2005		2004	2003	2002	2001(2)
Net Asset Value, Beginning of Period	$11.50		$10.01		$ 9.00	$ 8.39	$10.07	$11.93

Income (Loss) From Operations:
Net investment income	0.10		0.16		0.12	0.13	0.12	0.12
Net realized and unrealized gain (loss)	0.69		1.45		1.03	0.59	(1.68)	(0.34)

Total Income (Loss) From Operations	0.79		1.61		1.15	0.72	(1.56)	(0.22)

Less Distributions From:
Net investment income	(0.19)		(0.12)		(0.14)	(0.11)	(0.12)	(0.15)
Net realized gains	(0.48)		—		—	—	—	(1.49)

Total Distributions	(0.67)		(0.12)		(0.14)	(0.11)	(0.12)	(1.64)

Net Asset Value, End of Period	$11.62		$11.50		$10.01	$ 9.00	$ 8.39	$10.07

Total Return(3)	7.02%		16.10	%(4)	12.89%	8.75%	(15.71)%	(1.96)%
Net Assets, End of Period (millions)	$1,474		$1,351		$1,304	$1,114	$1,081	$1,612
Ratios to Average Net Assets:
Gross expenses	0.80	%(5)	0.88%		0.87%	0.93%	0.87%	0.78%
Net expenses	0.79	(5)(7)	0.86	(6)	0.87	0.93	0.87	0.78
Net investment income	1.68	(5)	1.41		1.21	1.60	1.16	1.10
Portfolio Turnover Rate	34%		67%		94%	81%	111%	79%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(4)	The Sub-Adviser fully reimbursed the Fund for losses incurred resulting from an investment restriction violation. Without this reimbursement, the total return would not have changed.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.
(7)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Growth Investments
	2006(1)		2005(2)	2004	2003		2002	2001(2)
Net Asset Value, Beginning of Period	$12.73		$10.81	$10.38	$ 8.36		$11.34	$29.33

Income (Loss) From Operations:
Net investment loss	(0.01)		(0.01)	(0.03)	(0.00	)(3)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.67		1.93	0.46	2.02		(2.94)	(11.65)

Total Income (Loss) From Operations	0.66		1.92	0.43	2.02		(2.98)	(11.70)

Less Distributions From:
Net realized gains	—		—	—	—		—	(6.29)

Total Distributions	—		—	—	—		—	(6.29)

Net Asset Value, End of Period	$13.39		$12.73	$10.81	$10.38		$ 8.36	$11.34

Total Return(4)	5.18%		17.76%	4.14%	24.16%		(26.28)%	(45.61)%
Net Assets, End of Period (millions)	$1,575		$1,520	$1,217	$1,155		$1,026	$1,651
Ratios to Average Net Assets:
Gross expenses	0.80	%(5)	0.90%	0.88%	0.90%		0.86%	0.77%
Net expenses	0.79	(5)(7)	0.88 (6)	0.88	0.90		0.86	0.77
Net investment loss	(0.17	)(5)	(0.12)	(0.31)	(0.30)		(0.30)	(0.29)
Portfolio Turnover Rate	27%		77%	117%	79%		122%	115%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.
(7)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Value Equity Investments
	2006(1)		2005(2)	2004(2)	2003	2002	2001(2)
Net Asset Value, Beginning of Period	$16.95		$15.05	$12.30	$11.56	$12.54	$10.72

Income (Loss) From Operations:
Net investment income	0.06		0.10	0.09	0.13	0.15	0.19
Net realized and unrealized gain (loss)	1.09		3.50	2.76	1.25	(0.48)	1.90

Total Income (Loss) From Operations	1.15		3.60	2.85	1.38	(0.33)	2.09

Less Distributions From:
Net investment income	(0.09)		(0.13)	(0.10)	(0.05)	(0.19)	(0.13)
Net realized gains	(4.28)		(1.57)	—	(0.59)	(0.46)	(0.14)

Total Distributions	(4.37)		(1.70)	(0.10)	(0.64)	(0.65)	(0.27)

Net Asset Value, End of Period	$13.73		$16.95	$15.05	$12.30	$11.56	$12.54

Total Return(3)	8.11%		24.89%	23.24%	13.12%	(2.85)%	19.98%
Net Assets, End of Period (millions)	$360		$385	$429	$425	$503	$639
Ratios to Average Net Assets:
Gross expenses	1.18	%(4)	1.24%	1.16%	1.20%	1.13%	0.94%
Net expenses	1.18	(4)(6)	1.17 (5)	1.16	1.20	1.13	0.94
Net investment income	0.69	(4)	0.64	0.66	1.00	0.94	1.70
Portfolio Turnover Rate	16%		64%	33%	33%	54%	63%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees.
(6)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Growth Investments
	2006(1)		2005(2)	2004(2)	2003(2)	2002(2)	2001(2)
Net Asset Value, Beginning of Period	$14.89		$11.97	$11.83	$ 9.01	$12.26	$24.36

Income (Loss) From Operations:
Net investment income (loss)	0.03		(0.11)	(0.11)	(0.07)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	2.04		3.03	0.25	2.89	(3.16)	(7.71)

Total Income (Loss) From Operations	2.07		2.92	0.14	2.82	(3.25)	(7.79)

Less Distributions From:
Net realized gains	—		—	—	—	—	(4.31)

Total Distributions	—		—	—	—	—	(4.31)

Net Asset Value, End of Period	$16.96		$14.89	$11.97	$11.83	$9.01	$12.26

Total Return(3)	13.90%		24.39%	1.18%	31.30%	(26.51)%	(34.21)%
Net Assets, End of Period (millions)	$410		$417	$318	$497	$474	$752
Ratios to Average Net Assets:
Gross expenses	1.16	%(4)	1.32%	1.19%	1.27%	1.20%	1.06%
Net expenses	1.16	(4)(6)	1.24 (5)	1.19	1.27	1.20	1.06
Net investment income (loss)	0.39	(4)	(0.84)	(0.82)	(0.77)	(0.79)	(0.51)
Portfolio Turnover Rate	36%		70%	80%	88%	91%	80%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees.
(6)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments
	2006(1)(2)		2005(2)	2004(2)	2003(2)	2002(2)		2001(2)
Net Asset Value, Beginning of Period	$11.12		$ 9.01	$7.82	$6.93	$8.26		$13.50

Income (Loss) From Operations:
Net investment income	0.03		0.15	0.08	0.10	0.03		0.05
Net realized and unrealized gain (loss)	1.78		2.06	1.24	0.81	(1.36)		(3.59)

Total Income (Loss) From Operations	1.81		2.21	1.32	0.91	(1.33)		(3.54)

Less Distributions From:
Net investment income	(0.17)		(0.10)	(0.13)	(0.02)	(0.00	)(3)	(0.05)
Net realized gains	—		—	—	—	—		(1.65)

Total Distributions	(0.17)		(0.10)	(0.13)	(0.02)	(0.00	)(3)	(1.70)

Net Asset Value, End of Period	$12.76		$11.12	$9.01	$7.82	$6.93		$ 8.26

Total Return(4)	16.35%		24.65%	16.90%	13.21%	(16.08)%		(28.67)%
Net Assets, End of Period (millions)	$1,278		$910	$589	$533	$535		$749
Ratios to Average Net Assets:
Gross expenses	0.88	%(5)	1.02%	1.08%	1.14%	1.23%		1.03%
Net expenses	0.88	(5)(7)	0.99 (6)	1.08	1.14	1.23		1.03
Net investment income	0.34	(5)	1.49	0.90	1.55	0.39		0.49
Portfolio Turnover Rate	24%		57%	84%	110%	131%		64%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.
(7)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Investments
	2006(1)(2)		2005(2)		2004(2)	2003(2)	2002(2)	2001(2)
Net Asset Value, Beginning of Period	$10.55		$ 7.60		$6.48	$5.22	$5.12	$7.35

Income (Loss) From Operations:
Net investment income	0.02		0.12		0.05	0.04	0.02	0.05
Net realized and unrealized gain (loss)	2.96		2.93		1.10	1.28	0.11	(2.28)

Total Income (Loss) From Operations	2.98		3.05		1.15	1.32	0.13	(2.23)

Less Distributions From:
Net investment income	(0.11)		(0.10)		(0.03)	(0.06)	(0.03)	—

Total Distributions	(0.11)		(0.10)		(0.03)	(0.06)	(0.03)	—

Net Asset Value, End of Period	$13.42		$10.55		$7.60	$6.48	$5.22	$5.12

Total Return(3)	28.40%		40.31	%(4)	17.71%	25.51%	2.62%	(30.34)%
Net Assets, End of Period (millions)	$294		$248		$188	$196	$184	$246
Ratios to Average Net Assets:
Gross expenses	1.33	%(5)	1.52%		1.64%	1.79%	1.72%	1.69%
Net expenses	1.33	(5)(7)	1.44	(6)	1.64	1.79	1.72	1.69
Net investment income	0.33	(5)	1.27		0.67	0.86	0.40	0.79
Portfolio Turnover Rate	39%		70%		117%	88%	65%	83%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(4)	The Sub-Adviser fully reimbursed the Fund for losses incurred resulting from an investment restriction violation. Without this reimbursement, the total return would not have changed.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.
(7)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Government Money Investments
	2006(1)		2005	2004		2003(2)	2002(2)	2001(2)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income From Operations:
Net investment income	0.02		0.02	0.00	(3)	0.01	0.02	0.05

Total Income From Operations	0.02		0.02	0.00	(3)	0.01	0.02	0.05

Less Distributions From:
Net investment income	(0.02)		(0.02)	(0.00	)(3)	(0.01)	(0.02)	(0.05)

Total Distributions	(0.02)		(0.02)	(0.00	)(3)	(0.01)	(0.02)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(4)	1.71%		2.17%	0.48%		0.85%	1.80%	5.04%
Net Assets, End of Period (000s)	$103,755		$96,376	$93,875		$110,461	$140,411	$181,954
Ratios to Average Net Assets:
Gross expenses	0.93	%(5)	1.14%	0.98%		0.90%	0.91%	0.74%
Net expenses(6)(7)	0.59	(5)(8)	0.34	0.60		0.60	0.60	0.60
Net investment income	3.42	(5)	2.16	0.48		0.81	1.82	5.04

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.60%.
(8)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Investments
	2006(1)		2005		2004		2003(2)	2002(2)		2001
Net Asset Value, Beginning of Period	$8.35		$8.32		$8.18		$8.20	$8.31		$7.82

Income (Loss) From Operations:
Net investment income	0.17		0.30		0.27		0.35	0.44	(3)	0.50
Net realized and unrealized gain (loss)	(0.18)		0.05		0.15		0.04	(0.06	)(3)	0.46

Total Income (Loss) From Operations	(0.01)		0.35		0.42		0.39	0.38		0.96

Less Distributions From:
Net investment income	(0.19)		(0.32)		(0.28)		(0.41)	(0.49)		(0.47)

Total Distributions	(0.19)		(0.32)		(0.28)		(0.41)	(0.49)		(0.47)

Net Asset Value, End of Period	$8.15		$8.35		$8.32		$8.18	$8.20		$8.31

Total Return(4)	(0.07)%		4.30%		5.17%		4.78%	4.73%		12.57%
Net Assets, End of Period (000s)	$653,353		$533,845		$480,808		$317,858	$331,331		$368,637
Ratios to Average Net Assets:
Gross expenses	0.67	%(5)	0.75%		0.76%		0.77%	0.75%		0.79%
Net expenses	0.66	(5)(8)	0.71	(6)	0.76		0.77	0.75		0.79
Net investment income	4.25	(5)	3.65		3.25		4.22	5.39	(3)	6.15
Portfolio Turnover Rate	225	%(7)	376	%(7)	369	%(7)	257%	280%		325%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended August 31, 2002, the ratio of net investment income to average net assets would have been 5.47%. The impact of this change to net investment income and net realized and unrealized loss was $0.02 per share. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.
(7)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 257%, 418% and 392%, respectively.
(8)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Investments
	2006(1)		2005(2)	2004	2003	2002(2)		2001(2)
Net Asset Value, Beginning of Period	$4.78		$4.81	$4.61	$4.38	$5.20		$5.85

Income (Loss) From Operations:
Net investment income	0.17		0.31	0.32	0.36	0.44	(3)	0.51
Net realized and unrealized gain (loss)	(0.08)		0.03	0.21	0.25	(0.82	)(3)	(0.64)

Total Income (Loss) From Operations	0.09		0.34	0.53	0.61	(0.38)		(0.13)

Less Distributions From:
Net investment income	(0.16)		(0.37)	(0.33)	(0.38)	(0.44)		(0.52)

Total Distributions	(0.16)		(0.37)	(0.33)	(0.38)	(0.44)		(0.52)

Net Asset Value, End of Period	$4.71		$4.78	$4.81	$4.61	$4.38		$5.20

Total Return(4)	1.84%		7.16%	11.81%	14.57%	(7.75)%		(2.27)%
Net Assets, End of Period (000s)	$161,254		$262,239	$239,650	$227,191	$222,373		$263,525
Ratios to Average Net Assets:
Gross expenses	0.90	%(5)	1.04%	0.99%	0.97%	0.97%		1.12%
Net expenses	0.90	(5)(7)	0.99 (6)	0.99	0.97	0.97		1.12
Net investment income	6.65	(5)	6.49	6.76	7.78	9.05	(3)	9.38
Portfolio Turnover Rate	64%		106%	127%	158%	69%		81%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended August 31, 2002, the ratio of net investment income to average net assets would have been 9.22%. The impact of this change to net investment income and net realized and unrealized gain was $0.01 per share. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.
(7)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Investments
	2006(1)		2005	2004(2)	2003	2002	2001(2)
Net Asset Value, Beginning of Period	$ 9.26		$ 9.23	$ 8.95	$ 9.07	$ 8.91	$ 8.40

Income (Loss) From Operations:
Net investment income	0.15		0.32	0.33	0.35	0.37	0.37
Net realized and unrealized gain (loss)	(0.10)		0.06	0.30	(0.12)	0.14	0.49

Total Income From Operations	0.05		0.38	0.63	0.23	0.51	0.86

Less Distributions From:
Net investment income	(0.17)		(0.35)	(0.35)	(0.35)	(0.35)	(0.35)

Total Distributions	(0.17)		(0.35)	(0.35)	(0.35)	(0.35)	(0.35)

Net Asset Value, End of Period	$ 9.14		$ 9.26	$ 9.23	$ 8.95	$ 9.07	$ 8.91

Total Return(3)	0.51%		4.17%	7.12%	2.51%	5.88%	10.44%
Net Assets, End of Period (000s)	$55,760		$40,423	$33,895	$28,386	$30,604	$31,404
Ratios to Average Net Assets:
Gross expenses	0.73	%(4)	0.90%	0.89%	0.88%	0.91%	0.85%
Net expenses	0.73	(4)(6)	0.88 (5)	0.89	0.88	0.91	0.85
Net investment income	3.69	(4)	3.58	3.63	3.79	4.17	4.32
Portfolio Turnover Rate	16%		7%	19%	15%	21%	23%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees.
(6)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments
	2006(1)(2)		2005(2)	2004(2)	2003(2)	2002(2)	2001(2)
Net Asset Value, Beginning of Period	$8.23		$8.16	$7.93	$7.47	$7.19	$7.24

Income (Loss) From Operations:
Net investment income	0.11		0.20	0.21	0.25	0.29 (4)	0.31
Net realized and unrealized gain (loss)	(0.37)		0.37	0.88	0.51	0.29 (4)	(0.05)

Total Income (Loss) From Operations	(0.26)		0.57	1.09	0.76	0.58	0.26

Less Distributions From:
Net investment income	(0.11)		(0.50)	(0.86)	(0.30)	(0.12)	(0.00	)(3)
Net realized gains	(0.06)		—	—	—	(0.18)	(0.31)

Total Distributions	(0.17)		(0.50)	(0.86)	(0.30)	(0.30)	(0.31)

Net Asset Value, End of Period	$7.80		$8.23	$8.16	$7.93	$7.47	$7.19

Total Return(5)	(3.16)%		6.86%	14.00%	10.28%	8.39%	3.80%
Net Assets, End of Period (millions)	$181		$154	$116	$112	$126	$160
Ratios to Average Net Assets:
Gross expenses	0.91	%(6)	1.01%	1.05%	1.04%	1.02%	0.94%
Net expenses	0.91	(6)(8)	0.95 (7)	1.05	1.04	1.02	0.94
Net investment income	2.80	(6)	2.38	2.60	3.21	4.04 (4)	4.26
Portfolio Turnover Rate	145%		346%	243%	288%	271%	293%

(1)	For the six months ended February 28, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.
(4)	Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended August 31, 2002, the ratio of net investment income to average net assets would have been 4.42%. The impact of this change to net investment income and net realized and unrealized gain was $0.02 per share. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Applicable advisory program charges, which in the case of TRAK® may be up to 1.50%, are not reflected in the performance data and would reduce the total returns. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	The investment manager voluntarily waived a portion of its fees.
(8)	The administrator voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, Government Money Investments, Core Fixed Income Investments, High Yield Investments, Municipal Bond Investments and International Fixed Income Investments (“Fund(s)”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust offered one other Fund, Multi-Strategy Market Neutral Investments, which was liquidated on September 9, 2005.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

Money market instruments within Government Money Investments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial

Notes to Financial Statements

(unaudited) (continued)

futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Stripped Securities. The Funds may invest in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Swaptions. The Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

Notes to Financial Statements

(unaudited) (continued)

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(h) Swap Contracts. Swaps involve the exchange by the Funds with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. The Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As sellers in a credit default swap contract, the Funds are required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds keep the stream of payments and have no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds function as the counterparty referenced in the preceding paragraph. As purchasers of a credit default swap contract, the Funds receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statement of Assets and Liabilities and the Funds’ Statements of Operations. For a credit default swap sold by the Funds, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For credit default swaps purchased by the Funds, the agreed upon amount received by the Funds in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be

Notes to Financial Statements

(unaudited) (continued)

no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(j) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(k) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Funds for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(m) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(n) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(o) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or

Notes to Financial Statements

(unaudited) (continued)

dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments and Emerging Markets Equity Investments, if any, are declared and paid on an annually basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments, Municipal Bond Investments and International Fixed Income Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Government Money Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month. The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Notes to Financial Statements

(unaudited) (continued)

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Trust’s former investment manager, Smith Barney Fund Management LLC (“SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Although the Trust was not part of the sale to Legg Mason, completion of the sale caused the Trust’s existing investment management contract to terminate. The Board of Trustees approved a new investment management contract between the Trust and the Consulting Group (the “Manager”), a division of Citigroup Investment Advisory Services Inc., an indirect wholly-owned subsidiary of Citigroup, which became effective on December 1, 2005.

Indicated below for each Fund is the applicable maximum allowable investment management fee, actual investment management fee incurred, sub-advisory fee and the sub-adviser. The maximum allowable investment management fee represents the total amount that could be charged to the Fund while the actual investment management fee is what the Fund incurred during the reporting period. The actual investment management fee could fluctuate from year to year if Sub-Advisers are added or terminated in a particular Fund. Under the new investment management agreement, the Funds will continue to pay the Manager an investment management fee calculated at an annual rate of the Funds’ average daily net assets as shown in the table below. This fee is calculated daily and paid monthly.

Fund	Sub-Adviser	Sub- Adviser Fee	Actual Investment Management Fee Incurred	Maximum Allowable Annual Investment Management Fee
Large Capitalization Value Equity Investments			0.58%	0.60%
	Cambiar Investors LLC.:
	on the first $250 million	0.30%
	on the amount over $250 million	0.25
	AllianceBernstein L.P.:
	on the first $200 million	0.35
	on the amount over $200 million	0.30
	NFJ Investment Group:
	on the first $250 million	0.30
	on the amount over $250 million	0.25
Large Capitalization Growth Investments			0.60	0.60
	TCW Investment Management Co.:
	on the first $500 million	0.40
	on the amount over $500 million	0.35
	Westfield Capital Management Co., LLC
	on the first $300 million	0.35
	on the amount over $300 million	0.30
	Sands Capital Management, LLC:
	on the first $300 million	0.35
	on the amount over $300 million	0.30
Small Capitalization Value Equity Investments			0.80	0.80
	NFJ Investment Group:
	on the first $450 million	0.50
	on the amount over $450 million	0.45
	Rutabaga Capital Management LLC	0.50
	Delaware Management Co.	0.50

Notes to Financial Statements

(unaudited) (continued)

Fund	Sub-Adviser	Sub- Adviser Fee	Actual Investment Management Fee Incurred	Maximum Allowable Annual Investment Management Fee
Small Capitalization Growth Investments			0.80%	0.80%
	Wall Street Associates	0.50%
	Westfield Capital Management Co., LLC	0.50
International Equity Investments			0.64	0.70
	Philadelphia International Advisors, LP:
	on the first $100 million	0.40
	on the next $100 million	0.35
	on the amount over $200 million	0.30
	Brandywine Asset Management, Inc.:
	on the first $150 million	0.45
	on the amount over $150 million	0.25
	William Blair & Co., LLC
	on the first $100 million	0.40
	on the amount over $100 million	0.35
Emerging Markets Equity Investments			0.80	0.90
	Newgate LLP	0.50
	SSgA Funds Management, Inc.	0.50
Government Money Investments			0.15	0.15
	Standish Mellon Asset Management LLC:
	on the first $100 million	0.15
	on the amount over $100 million	0.10
Core Fixed Income Investments			0.40	0.65
	BlackRock Financial Management, Inc.:
	on the first $500 million	0.20
	on the amount over $500 million	0.15
	Pacific Investment Management Co.	0.25
	Western Asset Management Co.	0.20
High Yield Investments			0.55	0.70
	Seix Advisors, the fixed income division of Trusco Capital Management	0.30
	Western Asset Management Co.	0.30
Municipal Bond Investments			0.40	0.40
	McDonnell Investment Management, LLC	0.20
International Fixed Income Investments			0.50	0.50
	Pacific Investment Management Co.	0.25

In addition, the following changes were made:

Large Capitalization Value Equity Investments:

Chartwell Investments Partners was terminated, effective September 30, 2005.

Municipal Bond Investments:

Smith Affiliated Capital Corp. was terminated, effective October 14, 2005.

McDonnell Investment Management, LLC was added as a Sub-adviser, effective October 17, 2005.

SBFM continues to serve as administrator to the Trust pursuant to an amendment dated December 1, 2005 to the Trust’s Administration Agreement dated June 2, 1994. Each Fund pays SBFM a fee calculated at an annual rate of 0.125% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly.

Notes to Financial Statements

(unaudited) (continued)

During the six months ended February 28, 2006, the Administrator voluntarily waived expenses. The totals for each Fund were as follows:

Fund	Expenses Waived
Large Capitalization Value Equity Investments	$30,792
Large Capitalization Growth Investments	36,055
Small Capitalization Value Equity Investments	8,288
Small Capitalization Growth Investments	9,445
International Equity Investments	22,700
Emerging Markets Equity Investments	6,481
Core Fixed Income Investments	11,825
High Yield Investments	6,010
Municipal Bond Investments	959
International Fixed Income Investments	3,115

In addition, during the six months ended February 28, 2006, Government Money Investments had a voluntary expense limitation in place of 0.60% of the Fund’s average daily net assets. This expense limitation can be terminated at any time by the Manager. During the six months ended February 28, 2006, the Manager waived its investment management fees and administration fees of $106 and $48,562, respectively. In addition, the Manager has agreed to reimburse expenses of $117,778 for the Fund.

During the year ended August 31, 2005, Newgate LLP reimbursed the Emerging Markets Equity Investments in the amount of $104,701 due to losses incurred resulting from a trading error.

During the year ended August 31, 2005, Chartwell Investment Partners reimbursed the Large Capitalization Value Equity Investments in the amount of $90,008 due to losses incurred resulting from an investment restriction violation.

The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Funds, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. During the period ended February 28, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Funds’ transfer agent and PFPC acted as the Funds’ sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended February 28, 2006, the Funds paid transfer agent fees of $2,014,004 to CTB. The totals for each Fund were as follows:

Fund	Transfer Agent Fees
Large Capitalization Value Equity Investments	$257,978
Large Capitalization Growth Investments	258,122
Small Capitalization Value Equity Investments	245,717
Small Capitalization Growth Investments	245,777
International Equity Investments	241,761
Emerging Markets Equity Investments	161,820
Government Money Investments	226,351
Core Fixed Income Investments	130,556
High Yield Investments	149,775
Municipal Bond Investments	6,475
International Fixed Income Investments	89,672

Notes to Financial Statements

(unaudited) (continued)

In addition, for the period ended February 28, 2006, the Funds paid to other Citigroup affiliates the following for shareholder recordkeeping fees:

Fund
Large Capitalization Value Equity Investments	$16,070
Large Capitalization Growth Investments	15,843
Small Capitalization Value Equity Investments	7,525
Small Capitalization Growth Investments	13,676
International Equity Investments	12,856
Emerging Markets Equity Investments	5,035
Government Money Investments	—
Core Fixed Income Investments	7,758
High Yield Investments	2,079
Municipal Bond Investments	—
International Fixed Income Investments	2,461

For the six months ended February 28, 2006, Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of:

Fund	Commissions
Large Capitalization Value Equity Investments	$9,811
Large Capitalization Growth Investments	22,056
Small Capitalization Value Investments	1,320
Small Capitalization Growth Investments	11,311
International Equity Investments	14,246
Emerging Markets Equity Investments	726

All officers and two Trustees of the Trust are employees of Citigroup or Legg Mason or their affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended February 28, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Large Capitalization Value Equity Investments	$479,114,220	$445,500,277	$—	$—
Large Capitalization Growth Investments	416,690,173	438,112,185	—	—
Small Capitalization Value Equity Investments	57,359,738	121,248,179	—	—
Small Capitalization Growth Investments	145,552,936	205,127,594	—	—
International Equity Investments	412,111,220	232,694,081	—	—
Emerging Markets Equity Investments	104,575,150	125,585,098	—	—
Core Fixed Income Investments	118,690,811	112,324,255	1,303,005,578	1,243,890,925
High Yield Investments	121,719,268	215,227,360	25,429,864	23,620,083
Municipal Bond Investments	22,377,574	6,787,167	—	—
International Fixed Income Investments	150,731,499	120,868,352	59,341,381	70,106,101

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Large Capitalization Value Equity Investments	$225,065,551	$(30,152,173)	$194,913,378
Large Capitalization Growth Investments	407,567,279	(31,492,792)	376,074,487
Small Capitalization Value Equity Investments	89,379,363	(7,831,977)	81,547,386
Small Capitalization Growth Investments	127,726,794	(5,730,076)	121,996,718
International Equity Investments	265,410,371	(8,997,548)	256,412,823
Emerging Markets Equity Investments	119,520,936	(2,615,277)	116,905,659
Core Fixed Income Investments	5,019,707	(7,236,336)	(2,216,629)
High Yield Investments	4,727,003	(2,228,153)	2,498,850
Municipal Bond Investments	1,493,098	(39,788)	1,453,310
International Fixed Income Investments	2,076,345	(5,039,140)	(2,962,795)

At February 28, 2006, Emerging Markets Equity Investments, Core Fixed Income Investments, and International Fixed Income Investments had the following open futures contracts:

Emerging Markets Equity Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Taiwan MSCI	6	3/06	$167,116	$167,700	$584

At February 28, 2006, Emerging Markets Equity Investments had deposited $25,000 with the broker as initial margin collateral.

Core Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	32	3/06	$7,645,848	$7,609,400	$(36,448)
Euro	20	6/06	4,757,843	4,746,500	(11,343)
Euro	197	6/06	46,844,650	46,753,025	(91,625)
Euro	1	9/06	237,655	237,188	(467)
Euro	364	9/06	86,582,350	86,336,250	(246,100)
Euro	47	12/06	11,237,912	11,153,100	(84,812)
Euro	1	3/07	237,913	237,500	(413)
Federal Republic of Germany 10 Year Bonds	28	3/06	4,036,029	4,001,451	(34,578)
U.S. 2 Year Treasury Notes	33	3/06	6,772,384	6,743,859	(28,525)
U.S. 2 Year Treasury Notes	4	6/06	816,562	817,500	938
U.S. 5 Year Treasury Notes	38	3/06	4,024,940	3,998,906	(26,034)
U.S. 5 Year Treasury Notes	92	6/06	9,663,296	9,677,250	13,954
U.S. 5 Year Treasury Notes	90	6/06	9,455,055	9,466,875	11,820

					(533,633)

Contracts to Sell:
U.S. 10 Year Treasury Notes	43	3/06	4,666,824	4,644,000	22,824
U.S. 10 Year Treasury Notes	32	6/06	3,457,090	3,453,000	4,090
U.S. Treasury Bonds	35	6/06	3,937,773	3,958,281	(20,508)

					6,406

Net Unrealized Loss on Open Futures Contracts					$(527,227)

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	590	9/06	$140,190,025	$139,940,625	$(249,400)
Germany Federation Republic Bonds 10 Year	123	3/06	17,678,669	17,694,210	15,541
Japan Government Bonds 10 Year	24	3/06	28,345,060	28,172,519	(172,541)
U.S. 5 Year Treasury Notes	541	6/06	56,932,305	56,906,438	(25,867)
U.S. 10 Year Treasury Notes	99	3/06	10,721,555	10,755,586	34,031

					(398,236)

Contracts to Sell:
Euro	8	3/06	1,907,900	1,902,350	5,550
U.S. Treasury Bonds	28	3/06	3,164,000	3,180,406	(16,406)

					(10,856)

Net Unrealized Loss on Open Futures Contracts					$(409,092)

At February 28, 2006, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

Fund	Calls	Puts
Core Fixed Income Investments	$287,525	$36,146
International Fixed Income Investments	196,562	42,517

During the six months ended February 28, 2006, written option transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2005	56	$28,409
Options written	22,400,306	294,954
Options closed	(133)	(73,304)
Options expired	(15)	(11,958)

Options written, outstanding at February 28, 2006	22,400,214	$238,101

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2005	—	$—
Options written	22,600,283	255,758
Options closed	(900,000)	(17,982)
Options expired	(60)	(5,055)

Options written, outstanding at February 28, 2006	21,700,223	$232,721

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2006, International Fixed Income Investments and Core Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	1,248,000	$927,070	3/3/06	$(4,203)
Australian Dollar	856,000	635,764	3/10/06	2,874
Brazilian Real	80,000	36,320	7/31/06	1,792
Brazilian Real	282,000	127,780	8/7/06	(548)
Canadian Dollar	236,000	207,498	3/23/06	2,440
Chilean Peso	6,900,000	13,312	7/31/06	253
Chilean Peso	60,000,000	115,760	8/17/06	3,253
Danish Krone	9,574,000	1,530,500	3/6/06	18,927
Indian Rupee	6,506,000	146,204	5/9/06	3,560
Indian Rupee	509,000	11,374	8/24/06	33
Japanese Yen	26,664,000	230,611	3/14/06	5,537
New Taiwan Dollar	6,931,000	217,144	8/17/06	(866)
New Taiwan Dollar	402,000	12,603	8/24/06	(50)
New Zealand Dollar	145,000	96,113	3/10/06	(2,041)
Norwegian Krone	2,421,000	358,832	3/6/06	500
Singapore Dollar	215,000	132,780	4/10/06	896
South Korean Won	19,764,000	20,423	8/24/06	(71)
Swedish Krona	10,842,000	1,369,593	3/6/06	23,563
Swiss Franc	1,841,000	1,404,873	3/6/06	(610)

				55,239

Contracts to Sell:
Australian Dollar	2,011,000	1,493,338	3/17/06	(3,187)
Danish Krone	9,205,282	1,471,557	3/6/06	28,443
Euro	60,579,000	72,311,820	3/22/06	(289,629)
Japanese Yen	14,381,000	124,378	3/14/06	(371)
Japanese Yen	1,073,450,000	9,284,048	3/14/06	(180,364)
Norwegian Krone	2,454,000	363,723	3/6/06	10,745
Polish Zloty	6,891,000	2,174,167	5/11/06	(7,527)
Pound Sterling	2,886,000	5,062,260	3/23/06	(39,668)
Swedish Krona	10,730,552	1,355,514	3/6/06	44,486
Swiss Franc	1,776,698	1,355,804	3/6/06	44,196

				(392,876)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(337,637)

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	4,000,000	$4,769,431	3/3/06	$(13,713)
Japanese Yen	430,755,000	3,755,584	5/15/06	83,709

				69,996

Contracts to Sell:
Euro	15,539,000	18,588,184	4/28/06	575,023

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$645,019

At February 28, 2006, International Fixed Income Investments and Core Fixed Income Investments held the following interest rate swap contracts:

International Fixed Income Investments

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 18, 2014
Notional Amount:	500,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation	$(724)
Swap Counterparty:	Bank of America
Effective Date:	December 16, 2009
Notional Amount:	2,600,000 CAD
Payments Made by Fund:	Fixed Rate, 5.50%
Payments Received by Fund:	Floating Rate (3 month CAD LIBOR)
Termination Date:	December 16, 2014
Unrealized Depreciation	$(31,526)
Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	September 15, 2005
Notional Amount:	4,400,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation	$147,284
Swap Counterparty:	UBS AG
Effective Date:	September 15, 2005
Notional Amount:	1,900,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation	$12,820
Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	3,600,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(65,313)

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments (continued)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	4,100,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation	$83,190
Swap Counterparty:	Bank of America
Effective Date:	December 16, 2009
Notional Amount:	$1,700,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	December 16, 2014
Unrealized Appreciation	$15,995
Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	December 16, 2009
Notional Amount:	$100,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	December 16, 2014
Unrealized Appreciation	$1,125
Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 16, 2009
Notional Amount:	$700,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	December 16, 2014
Unrealized Depreciation	$(4,943)
Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 17, 2005
Notional Amount:	14,300,000 EUR
Payments Made by Fund:	Fixed Rate, 4.50%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	June 17, 2015
Unrealized Appreciation	$186,484
Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2005
Notional Amount:	280,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 2.00%
Termination Date:	June 20, 2025
Unrealized Depreciation	$(64,690)
Swap Counterparty:	Bank of America
Effective Date:	December 16, 2009
Notional Amount:	300,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 18, 2034
Unrealized Appreciation	$6,155

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments (continued)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2005
Notional Amount:	1,300,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	December 20, 2015
Unrealized Depreciation	$(487,187)
Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	December 15, 2005
Notional Amount:	300,000 CAD
Payments Made by Fund:	Floating Rate (3 month CAD LIBOR)
Payments Received by Fund:	Fixed Rate, 4.50%
Termination Date:	June 15, 2025
Unrealized Appreciation	$157
Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	June 15, 2005
Notional Amount:	$12,000,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 3.00%
Termination Date:	June 15, 2006
Unrealized Appreciation	$65,808
Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	1,500,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation	$(73,369)
Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	January 18, 2014
Notional Amount:	400,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Depreciation	$(9,937)
Swap Counterparty:	UBS AG
Effective Date:	June 18, 2014
Notional Amount:	100,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation	$(8,532)
Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	June 18, 2014
Notional Amount:	300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation	$(23,274)

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments (continued)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 21, 2006
Notional Amount:	$2,100,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Appreciation	$17,550
Swap Counterparty:	Deutsche Bank
Effective Date:	June 21, 2006
Notional Amount:	$8,500,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$662
Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2015
Notional Amount:	600,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2025
Unrealized Depreciation	$(3,657)
Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 18, 2014
Notional Amount:	2,200,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Appreciation	$3,557
Swap Counterparty:	Barclays Bank PLC
Effective Date:	March 15, 2006
Notional Amount:	3,200,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation	$409
Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 15, 2006
Notional Amount:	320,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$48,956
Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 15, 2006
Notional Amount:	150,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$18,898

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments (continued)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	March 15, 2006
Notional Amount:	1,600,000 GBP
Payments Made by Fund:	Floating Rate (3 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(11,943)
Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 21, 2006
Notional Amount:	$4,800,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2016
Unrealized Depreciation	$(21,820)
Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	March 15, 2006
Notional Amount:	600,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(90)
Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 21, 2006
Notional Amount:	$1,400,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2016
Unrealized Depreciation	$(6,308)
Swap Counterparty:	Bank of America
Effective Date:	June 21, 2006
Notional Amount:	$1,000,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2016
Unrealized Depreciation	$(356)
Swap Counterparty:	Bank of America
Effective Date:	June 21, 2006
Notional Amount:	$200,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$555
Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 21, 2006
Notional Amount:	$6,900,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2016
Unrealized Appreciation	$19,376

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments (continued)

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	June 21, 2006
Notional Amount:	$2,800,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2016
Unrealized Depreciation	$(8,060)
Swap Counterparty:	UBS AG
Effective Date:	June 21, 2006
Notional Amount:	$1,400,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$3,789
Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 21, 2006
Notional Amount:	$20,300,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$43,776
Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 21, 2006
Notional Amount:	$8,900,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2008
Unrealized Appreciation	$21,871
Swap Counterparty:	HSBC Bank
Effective Date:	June 15, 2006
Notional Amount:	100,000 CAD
Payments Made by Fund:	Floating Rate (3 month CAD LIBOR)
Payments Received by Fund:	Fixed Rate, 4.50%
Termination Date:	June 15, 2025
Unrealized Depreciation	$(1,574)
Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	December 20, 2004
Notional Amount:	1,460,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation	$503,515
Swap Counterparty:	UBS AG
Effective Date:	December 20, 2004
Notional Amount:	260,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation	$5,689

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments (continued)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	September 15, 2005
Notional Amount:	300,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation	$6,688
Swap Counterparty:	HSBC Bank
Effective Date:	September 15, 2005
Notional Amount:	1,800,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(44,296)
Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	500,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Appreciation	$7,970
Swap Counterparty:	UBS AG
Effective Date:	December 20, 2004
Notional Amount:	810,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$60,248
Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 21, 2006
Notional Amount:	$20,700,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Depreciation	$(28,770)
Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	400,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Depreciation	$(9,367)

Core Fixed Income Investments

Swap Counterparty:	Bank of America
Effective Date:	June 15, 2005
Notional Amount:	$1,500,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 15, 2035
Unrealized Appreciation	$55,946

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Investments (continued)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	1,000,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(8,555)
Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2005
Notional Amount:	1,300,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	December 15, 2014
Unrealized Appreciation	$36,785
Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 15, 2005
Notional Amount:	2,600,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	December 15, 2014
Unrealized Appreciation	$63,579
Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	1,300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation	$(145,883)
Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 21, 2006
Notional Amount:	$6,200,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Appreciation	$7,600
Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 21, 2006
Notional Amount:	$1,300,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Appreciation	$10,864
Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 15, 2006
Notional Amount:	90,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$13,358

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Investments (continued)

Swap Counterparty:	Bank of America
Effective Date:	June 21, 2006
Notional Amount:	$1,800,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2016
Unrealized Appreciation	$8,110
Swap Counterparty:	Lehman Brothers Special Financing, Inc.
Effective Date:	June 21, 2006
Notional Amount:	$3,000,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2016
Unrealized Appreciation	$13,517
Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	June 21, 2006
Notional Amount:	$12,600,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2016
Unrealized Appreciation	$52,095
Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 21, 2006
Notional Amount:	$7,400,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$21,214
Swap Counterparty:	HSBC Bank
Effective Date:	December 15, 2005
Notional Amount:	2,400,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	December 15, 2014
Unrealized Appreciation	$209,611
Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 15, 2006
Notional Amount:	40,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$6,265
Swap Counterparty:	Royal Bank of Scotland
Effective Date:	June 21, 2006
Notional Amount:	$500,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Appreciation	$5,204

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2006, Core Fixed Income Investments held the following credit default swap contracts:

Swap Counterparty:	Merrill Lynch International
Effective Date:	March 12, 2005
Referenced Entity:	Russian Federation
Notional Amount:	$600,000
Termination Date:	March 20, 2007
Unrealized Appreciation	$2,028
Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	May 19, 2005
Referenced Entity:	Russian Federation
Notional Amount:	$100,000
Termination Date:	May 20, 2007
Unrealized Appreciation	$566
Swap Counterparty:	Bear Stearns Bank PLC
Effective Date:	June 27, 2005
Referenced Entity:	Trinity CDO, Ltd.
Notional Amount:	$2,000,000
Termination Date:	March 8, 2040
Unrealized Appreciation	$3,538
Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	August 31, 2005
Referenced Entity:	Republic of Turkey
Notional Amount:	$400,000
Termination Date:	September 20, 2010
Unrealized Appreciation	$25,103
Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	February 1, 2006
Referenced Entity:	Bear Stearns Fixed Rate ABS Index
Notional Amount:	$600,000
Termination Date:	July 25, 2045
Unrealized Appreciation	$2,813
Swap Counterparty:	Bear Stearns Bank PLC
Effective Date:	January 20, 2006
Referenced Entity:	Bear Stearns Fixed Rate ABS Index
Notional Amount:	$4,000,000
Termination Date:	July 25, 2045
Unrealized Appreciation	$16,254

At February 28, 2006, Core Fixed Income Investments held the following index-linked swap contracts:

Swap Counterparty:	UBS AG
Effective Date:	October 15, 2005
Notional Amount:	200,000 EUR
Payments Made by Fund:	Floating Rate (France CPI Ex Tobacco Index)
Payments Received by Fund:	Fixed Rate, 2.1455%
Termination Date:	October 15, 2010
Unrealized Appreciation	$873

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2006, International Fixed Income Investments and Core Fixed Income Investments had total net unrealized appreciation of $376,791 and $400,885, respectively, from swap contracts.

During the six months ended February 28, 2006, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $194,297,850.

At February 28, 2006, Core Fixed Income Investments had outstanding mortgage dollar rolls with a total cost of $46,458,223.

For the six months ended February 28, 2006, Core Fixed Income Investments recorded interest income of $186,159 related to such mortgage dollar rolls.

4. Shares of Beneficial Interest

At February 28, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of each Fund were as follows:

	Six Months Ended February 28, 2006	Year Ended August 31, 2005
Large Capitalization Value Equity Investments
Shares sold	15,439,169	21,601,643
Shares issued on reinvestment	6,840,450	1,349,997
Shares repurchased	(13,014,051)	(35,724,160)

Net Increase (Decrease)	9,265,568	(12,772,520)

Large Capitalization Growth Investments
Shares sold	14,599,526	27,074,907
Shares repurchased	(16,333,167)	(20,236,156)

Net Increase (Decrease)	(1,733,641)	6,838,751

Small Capitalization Value Equity Investments
Shares sold	1,828,475	3,390,940
Shares issued on reinvestment	7,197,797	2,992,407
Shares repurchased	(5,525,851)	(12,211,056)

Net Increase (Decrease)	3,500,421	(5,827,709)

Small Capitalization Growth Investments
Shares sold	2,678,565	9,265,757
Shares repurchased	(6,492,495)	(7,822,134)

Net Increase (Decrease)	(3,813,930)	1,443,623

International Equity Investments
Shares sold	23,537,428	28,113,687
Shares issued on reinvestment	1,153,715	635,294
Shares repurchased	(6,335,187)	(12,276,186)

Net Increase	18,355,956	16,472,795

Emerging Markets Equity Investments
Shares sold	2,755,016	6,008,721
Shares issued on reinvestment	220,942	258,966
Shares repurchased	(4,579,713)	(7,513,502)

Net Decrease	(1,603,755)	(1,245,815)

Notes to Financial Statements

(unaudited) (continued)

	Six Months Ended February 28, 2006	Year Ended August 31, 2005
Government Money Investments
Shares sold	57,135,541	81,520,530
Shares issued on reinvestment	1,762,215	1,899,900
Shares repurchased	(51,519,272)	(80,919,381)

Net Increase	7,378,484	2,501,049

Core Fixed Income Investments
Shares sold	22,928,923	16,906,649
Shares issued on reinvestment	1,548,932	2,220,856
Shares repurchased	(8,262,743)	(12,961,491)

Net Increase	16,215,112	6,166,014

High Yield Investments
Shares sold	7,300,244	21,816,312
Shares issued on reinvestment	1,597,959	3,478,249
Shares repurchased	(29,502,332)	(20,225,542)

Net Increase (Decrease)	(20,604,129)	5,069,019

Municipal Bond Investments
Shares sold	2,074,951	1,290,255
Shares issued on reinvestment	82,369	133,799
Shares repurchased	(425,014)	(728,236)

Net Increase	1,732,306	695,818

International Fixed Income Investments
Shares sold	7,548,546	14,334,300
Shares issued on reinvestment	404,663	1,007,080
Shares repurchased	(3,512,716)	(10,916,802)

Net Increase	4,440,493	4,424,578

5. Dividends Subsequent to February 28, 2006

On March 30, 2006, Core Fixed Income Investments, High Yield Investments, Municipal Bond Investments and International Fixed Income Investments declared dividends, each in the amount of $0.030125, $0.033324, $0.027113 and $0.020325 per share, respectively, payable on 3/31/06 to shareholders of record on 3/30/06.

6. Capital Loss Carryforward

As of August 31, 2005, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Large Capitalization Growth Investments	Small Capitalization Growth Investments	International Equity Investments	Emerging Markets Equity Investments
8/31/2007	$—	$—	$—	$(3,105,208)
8/31/2009	—	—	—	(2,094,241)
8/31/2010	(164,403,096)	(155,978,642)	(129,288,418)	(41,587,790)
8/31/2011	(159,803,398)	(191,873,306)	(84,638,508)	(35,913,113)
8/31/2012	(12,614,097)	—	—	—

	$(336,820,591)	$(347,851,948)	$(213,926,926)	$(82,700,352)

Notes to Financial Statements

(unaudited) (continued)

Year of Expiration	Government Money Investments	Core Fixed Income Investments	High Yield Investments	Municipal Bond Investments
8/31/2008	$(9,983)	$(2,292,183)	$—	$—
8/31/2009	(11,128)	—	(2,427,672)	(1,846,063)
8/31/2010	—	—	(45,159,946)	—
8/31/2011	—	(4,723,104)	(37,864,134)	—
8/31/2012	—	(2,218,969)	—	—

	$(21,111)	$(9,234,256)	$(85,451,752)	$(1,846,063)

These amounts will be available to offset any future taxable capital gains.

7. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Notes to Financial Statements

(unaudited) (continued)

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

8. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on funds assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Funds’ investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, the Funds’ investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

Notes to Financial Statements

(unaudited) (continued)

9. Other Matters

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Funds or SBFM’s and SBAM’s ability to perform investment management services relating to the Funds.

10. Subsequent Event

At a Board Meeting held on March 28, 2006, the Trust’s Board of Trustees appointed a new Interested Trustee, Laurie A. Hesslein. Ms. Hesslein is a Managing Director of Citigroup Global Markets Inc. (“CGM”) and Chief Administrative Officer of the Smith Barney Global Private Client Group. Ms. Hesslein has been with CGM or its predecessor firms since 1995.

Board Approval of Management Agreement and Investment Advisory Agreement

(unaudited)

Approval of Management Agreement

On June 23, 2005, Citigroup Inc. (“Citigroup”) entered into a definitive agreement with Legg Mason, Inc. (“Legg Mason”) under which Citigroup agreed to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”) to Legg Mason in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations.

On December 1, 2005, Citigroup completed the sale to Legg Mason (the “Transaction”). The Transaction included the sale of Smith Barney Fund Management LLC (“SBFM”), the Trust’s former manager. As a result, SBFM, previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason.

Although the Trust was not part of the Transaction, the consummation of the Transaction resulted in the automatic termination of the Trust’s current management agreement in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to the closing of the Transaction, the Trust’s Board approved a new management agreement for the Trust between the Trust, on behalf of its Funds and the Consulting Group (the “Manager”), a division of Citigroup Investment Advisory Services Inc. (“CIAS”), an indirect wholly-owned subsidiary of Citigroup (the “New Management Agreement”). The New Management Agreement was not submitted to shareholders for their approval because the transfer of the management agreement from SBFM to CIAS, each an indirect wholly-owned subsidiary of Citigroup, did not constitute a “change of control,” as that term is defined in the 1940 Act.

At a meeting held on September 26, 2005, the Trust’s Board, including a majority of the Board Members who are not “interested persons” of the Trust or the Manager, as defined in the 1940 Act (the “Independent Board Members”), approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, the Consulting Group provided materials and information about CIAS, including its financial condition, asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of the Consulting Group, and of Citigroup Global Markets Inc. (“CGMI”), another indirect wholly-owned subsidiary of Citigroup, also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the September meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement.

In their deliberations concerning the New Management Agreement, among other things, the Board Members considered:

(i) that the terms of the New Management Agreement with the Manager were substantially identical in all respects to the agreement between the Trust and SBFM;

(ii) that there would be no change in the fees paid by each of the Trust’s Funds to the Manager under the New Management Agreement;

(iii) that CGMI and the Manager have advised the Board that they have no present intention to alter the expense waivers and reimbursements currently in effect and, while they reserve the right to do so in the future, they would consult with the Board before making any changes;

(iv) that management has advised the Board that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by the Manager, including compliance services;

(v) that the same members of the Consulting Group would continue to manage the Trust’s Funds, but as part of CIAS, rather than as part of SBFM, the former manager;

(vi) that the portfolio management team at Consulting Group would continue to report to the same managers at CGMI;

Board Approval of Management Agreement and Investment Advisory Agreement

(unaudited) (continued)

(vii) that CIAS would be an indirect wholly-owned subsidiary of Citigroup and would be able to rely on its financial resources; and

(viii) that at a meeting held on June 6, 2005, the Board had performed a full annual review of the prior management agreement with SBFM as required by the 1940 Act. In that regard, the Board, in its deliberations concerning the New Management Agreement, considered the same factors regarding the nature, quality and extent of services provided, costs of services provided, profitability, fall-out benefits, fees and economies of scale and investment performance as it did when it renewed the prior management agreement, and reached substantially the same conclusions.

Approval of a New Investment Advisory Agreement

At a meeting held on September 26, 2005, the Trust’s Board, including a majority of the Independent Board Members, approved the termination of the investment advisory agreement with Smith Affiliated Capital Corporation (“Smith”) and a new investment advisory agreement (the “New Investment Advisory Agreement”) with McDonnell Investment Management, LLC (“McDonnell”) on behalf of the Trust’s Municipal Bond Investments (the “Portfolio”). To assist the Board in its consideration of the New Investment Advisory Agreement, the Consulting Group provided materials and information about McDonnell, including its financial condition, asset management capabilities and organization. The materials and information were provided in advance of and at the September meeting. Representatives of McDonnell also made presentations to and responded to questions from the Board.

The Trust has received an exemption (the “Exemption”) from the Securities and Exchange Commission that permits the Trust’s Manager to enter into or change advisory agreements with investment advisers without formal shareholder approval. Accordingly, the new investment advisory agreement with McDonnell did not require a shareholder vote. Shareholders of the Portfolio received an informational letter regarding the change in investment adviser, as required by the Exemption.

In their deliberations concerning the New Investment Advisory Agreement, among other things, the Board Members considered:

(i) that Consulting Group conducted a thorough search process to replace Smith, including a review of the universe of fourteen municipal bond managers that had a recommended opinion from Consulting Group’s research department, eventually narrowing the search through discussions with research personnel and eliminating candidates with potential affiliation problems;

(ii) that McDonnell met all qualitative and quantitative requirements and is rated four diamonds by Consulting Group’s research department;

(iii) the history, reputation, qualification and background of McDonnell, as well as their personnel and financial condition;

(iv) the experience of McDonnell’s key personnel in institutional investing and the quality of services that it would be expected to provide the Portfolio;

(v) McDonnell’s investment performance;

(vi) that McDonnell had approximately $9.4 billion in assets under management, with 40% of the firm’s assets concentrated in municipal bonds;

(vii) that McDonnell was founded in 1987 and had fiduciary responsibility for nearly 250 client relationships;

Board Approval of Management Agreement and Investment Advisory Agreement

(unaudited) (continued)

(viii) that McDonnell’s Rule 38a-1 policies and procedures were found to be in compliance with the Rule;

(ix) the fee and expense ratios of comparable mutual funds;

(x) that McDonnell will receive the same fee as Smith, a fee of 0.20%, that is computed daily and paid monthly based on the value of the average net assets of the Portfolio; and

(xi) that the terms of the New Investment Advisory Agreement with McDonnell were substantially similar in all respects to the agreement between the Manager and Smith.

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the New Investment Advisory Agreement were acceptable. The New Investment Advisory Agreement with McDonnell became effective on October 17, 2005.

Additional Shareholder Information

(unaudited)

Results of a Special Meeting of Shareholders

On January 30, 2006, a Special Meeting of Shareholders was held to elect Trustees. The following table provides the number of votes cast for or withheld, as well as the number of abstentions as to this matter.

Election of Trustees Nominees:	Votes For	Authority Withheld	Abstentions
Walter E. Auch	321,957,781.838	11,293,798.350	0
H. John Ellis	322,221,505.478	11,030,074.710	0
Armon E. Kamesar	322,213,602.188	11,037,978.000	0
Stephen E. Kaufman	322,282,346.578	10,969,233.610	0
John J. Murphy	322,474,934.058	10,776,646.130	0
R. Jay Gerken	322,205,522.338	11,046,057.850	0

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CITIGROUP GLOBAL MARKETS INC.

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CITIGROUP INVESTMENT ADVISORY SERVICES INC.

Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.smithbarney.com and (3) on the SEC’s website at www.sec.gov.

© 2006 Citigroup Global Markets Inc. Member SIPC. Smith Barney and Consulting Group are divisions of Citigroup Global Markets Inc. Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITIGROUP and the Umbrella Device are trademarks and service marks of Citigroup Inc. or its affiliates and are used and registered throughout the world. Securities are offered through Citigroup Global Markets Inc. Investments are not FDIC-insured or bank-guaranteed, and investors may lose money.

TK 2120A, 2/06        Consulting Group Capital Markets Funds • 222 Delaware Avenue • Wilmington, Delaware        •        19801

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Consulting Group Capital Markets Funds

Date: May 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Consulting Group Capital Markets Funds

Date: May 11, 2006

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Consulting Group Capital Markets Funds

Date: May 11, 2006